UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Global Long/Short Equity Fund

BlackRock India Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2013

Date of reporting period: 01/31/2013

Item 1 – Report to Stockholders

JANUARY 31, 2013

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock FundsSM

>	BlackRock Emerging Markets Long/Short Equity Fund
>	BlackRock Global Long/Short Equity Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK FUNDS	JANUARY 31, 2013

Dear Shareholder

Financial markets have substantially improved over the past year, providing investors with considerable relief compared to where things were during the global turmoil seen in 2011. Despite a number of headwinds, higher-risk asset classes boasted strong returns as investors sought meaningful yields in the ongoing low-interest-rate environment.

Rising investor confidence drove equity markets higher in early 2012, while climbing US Treasury yields pressured higher-quality fixed income assets. The second quarter, however, brought a market reversal as Europe’s debt crisis boiled over once again. Political instability in Greece and severe deficit and liquidity problems in Spain raised the specter of a euro collapse. Alongside the drama in Europe, investors were discouraged by gloomy economic reports from various parts of the world. A slowdown in China, a key powerhouse for global growth, emerged as a particular concern. But as the outlook for the global economy worsened, investors grew increasingly optimistic that the world’s largest central banks would soon intervene to stimulate growth. This theme, along with the European Central Bank’s (“ECB’s”) firm commitment to preserve the euro currency bloc, drove most asset classes higher through the summer. Policy relief came in early September, when the ECB announced its decision to support the eurozone’s troubled peripheral countries with unlimited purchases of short term sovereign debt. Days later, the US Federal Reserve announced its own much-anticipated stimulus package.

Although financial markets world-wide were buoyed by accommodative monetary policy, risk assets weakened in the fall. Global trade slowed as many European countries fell into recession and growth continued to decelerate in China, where a once-a-decade leadership change compounded uncertainty. In the United States, stocks slid on lackluster corporate earnings reports and market volatility rose during the lead up to the US Presidential election. In the post-election environment, investors grew increasingly concerned over automatic tax increases and spending cuts that had been scheduled to take effect at the beginning of 2013 (known as the “fiscal cliff”). There was widespread fear that the fiscal cliff would push the nation into recession unless politicians could agree upon alternate measures to reduce the deficit before the end of 2012. Worries that bipartisan gridlock would preclude a timely budget deal triggered higher levels of volatility in financial markets around the world in the months leading up to the last day of the year. Ultimately, the United States averted the worst of the fiscal cliff with a last-minute tax deal; however, decisions relating to spending cuts and the debt ceiling continue to weigh on investors’ minds.

Investors shook off the nerve-wracking finale to 2012 and began the New Year with a powerful equity rally. Key indicators signaled broad-based improvements in the world’s major economies, particularly China. In the United States, economic data was mixed, but pointed to a continued recovery. The risk of inflation remained low and the US Federal Reserve showed no signs of curtailing its stimulus programs. Additionally, January saw the return of funds that investors had pulled out of the market in late 2012 amid uncertainty about tax-rate increases ahead of the fiscal cliff deadline. In fixed income markets, rising US Treasuries yields dragged down higher-quality asset classes, while high yield bonds continued to benefit from investor demand for yield in the low-rate environment.

On the whole, riskier asset classes outperformed lower-risk investments for the 6- and 12-month periods ended January 31, 2013. International equities were the strongest performers. US stocks and high yield bonds also generated significant returns. Emerging market equities were particularly volatile, but still posted gains for both the 6- and 12-month periods. US Treasury yields remained low, but experienced increasing volatility in recent months. Rising yields near the end of the period resulted in negative returns for Treasuries and investment-grade bonds for the 6-month period. Tax-exempt municipal bonds, however, benefited from favorable supply-and-demand dynamics. Near-zero short term interest rates continued to keep yields on money market securities near their all-time lows.

While investors continue to face a host of unknowns, we believe new opportunities abound. BlackRock was built to provide the global market insight, breadth of capabilities, unbiased investment advice and deep risk management expertise these times require. We encourage you to visit www.blackrock.com/newworld for more information.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“Despite a number of headwinds, higher-risk asset classes boasted strong returns as investors sought meaningful yields in the ongoing low-interest-rate environment.”

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of January 31, 2013

	6-month	12-month
US large cap equities (S&P 500® Index)	9.91%	16.78%
US small cap equities (Russell 2000® Index)	15.51	15.47
International equities (MSCI Europe, Australasia, Far East Index)	18.61	17.25
Emerging market equities (MSCI Emerging Markets Index)	13.11	7.64
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.07	0.11
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(2.90)	1.28
US investment grade bonds (Barclays US Aggregate Bond Index)	(0.29)	2.59
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.21	5.50
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	7.37	13.87

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of January 31, 2013	BlackRock Emerging Markets Long/Short Equity Fund

Investment Objective

BlackRock Emerging Markets Long/Short Equity Fund’s (the “Fund”) investment objective is to seek total return over the long term.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended January 31, 2013, the Fund underperformed its benchmark, the BofA Merrill Lynch 3-Month US Treasury Bill Index.

What factors influenced performance?

•	As part of its investment strategy, the Fund uses derivatives, including total return swaps, to achieve exposure to a market or to hedge market and/or equity risks. Through its use of total return swaps, the Fund’s performance is attributable to effective stock selection based on bottom-up security analysis coupled with a long-short approach to controlling the Fund’s exposure to trends in emerging markets.
•	Stock selection within Brazil, China and South Korea detracted from performance during the period. Long positions in several Brazilian utilities hurt returns, particularly holdings in power generator Cia Energetica de Sao Paulo, which fell approximately 50% over the six-month period. New government policies in Brazil geared to improving industrial productivity threaten the profitability of many utility companies. The new policies seek to reduce input costs for the industrial sector by renewing concessions, which results in less profitable pricing for the utilities companies. Although the Fund held a mix of long and short utilities positions within Brazil, the long positions tended to be in companies most negatively impacted by the new government policies. Another significant detractor was the Fund’s short position in Brilliance China Automotive Holdings Ltd., which is the only Chinese automaker to have a joint venture agreement to produce automobiles locally for German luxury carmaker BMW. Brilliance China’s stock rose approximately 55% on upbeat news late in the period relating mostly to positive sales momentum in the BMW 5 series and anticipation around the next BMW model to be produced in China.
•	Positive performance in the Fund came from stock selection within Thailand, Taiwan and Mexico. A large contributor was the Fund’s long position in Airports of Thailand PCL, owner and operator of several Thai airports including regional gateway New Bangkok International Airport. The company’s resident airlines continue to expand amid the strong traffic growth in Asian markets. The stock rose approximately 53% as research analysts raised their earnings forecasts over the period. Also having a positive impact on results was the Fund’s short position in Taiwanese petrochemical firm Formosa Plastics Corp., which was closed during the period. The stock significantly lagged the market as end demand for petrochemicals was muted during most of the period due mainly to a slowdown in Chinese textiles and construction. Formosa’s earnings reports fell short of forecasts and many analysts maintained a negative view on the stock.
•	Also during the period, the Fund maintained a position in cash and cash equivalents as collateral against the Fund’s exposure to total return swaps. The Fund’s cash and cash equivalents balance did not have a material impact on performance.

Describe recent portfolio activity.

•	During the six-month period, the Fund’s positioning within the food industry changed across regions as a result of the reallocation of risk to long and short positions in other industries where recent data releases and price movements created opportunities. In addition, the Fund took some profits in several food positions that had performed well in the Europe-Middle East-Africa (“EMEA”) and Latin American regions. Overall, the Fund reduced its net long position in Latin American food companies during the period, moved its short exposure to the industry in EMEA closer to neutral, and increased its short exposure to food companies in Emerging Asia.

Describe portfolio positioning at period end.

•	At period end, the Fund held gross exposure (i.e., total of long and short positions) in Emerging Asia at 58% of total investments, particularly within China, Taiwan and South Korea. In Latin America, the Fund maintained gross exposure at 21% with the largest weights in Brazil and Mexico. The Fund held 21% gross exposure to emerging markets in the EMEA region where South Africa was the largest exposure. The Fund maintained a near-neutral position within each country; that is, the Fund’s long and short positions within each country were nearly equal in order to focus on stock selection within each market rather than positioning based on country or other macro views. The Fund’s overall net market exposure (i.e., total long positions minus total short positions) of net assets at period end was 25%, reflecting a cautious view on the market and the Fund’s focus on long and short stock selection as the primary source of performance rather than market movements.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
4	BLACKROCK FUNDS	JANUARY 31, 2013

BlackRock Emerging Markets Long/Short Equity Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.
[2]	Under normal conditions, the Fund invests at least 80% of its total assets in global equity instruments and related derivative instruments issued by, or tied economically to, companies in emerging markets.
[3]	This unmanaged index measures returns of three-month Treasury bills.
[4]	Commencement of operations.

Performance Summary for the Period Ended January 31, 2013

		Average Annual Total Returns[5]
		1 Year		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(0.23)%	5.47%	N/A	5.43%	N/A
Investor A	(0.35)	5.15	(0.37)%	5.15	0.95%
Investor C	(0.70)	4.39	3.39	4.34	4.34
BofA Merrill Lynch 3-Month US Treasury Bill Index	0.07	0.11	N/A	0.08	N/A
[5]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 7 for a detailed description of share classes, including any related sales charges and fees.
[6]	The Fund commenced operations on October 6, 2011.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During the Period[7]	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$997.70	$8.56	$1,000.00	$1,016.61	$8.64	1.70%
Investor A	$1,000.00	$996.50	$9.86	$1,000.00	$1,015.31	$9.96	1.96%
Investor C	$1,000.00	$993.00	$13.66	$1,000.00	$1,011.51	$13.79	2.72%
[7]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
[8]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 7 for further information on how expenses were calculated.

BLACKROCK FUNDS	JANUARY 31, 2013	5

Fund Summary as of January 31, 2013	BlackRock Global Long/Short Equity Fund

Investment Objective

BlackRock Global Long/Short Equity Fund’s (the “Fund”) investment objective is to seek total return over the long term.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value December 20, 2012	Ending Account Value January 31, 2013	Expenses Paid During the Period[1]	Beginning Account Value December 20, 2012	Ending Account Value January 31, 2013	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$1,026.00	$2.04	$1,000.00	$1,003.75	$2.02	1.75%
Investor A	$1,000.00	$1,026.00	$2.34	$1,000.00	$1,003.45	$2.32	2.00%
Investor C	$1,000.00	$1,025,00	$3.20	$1,000.00	$1,002.55	$3.17	2.75%
[1]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 42/365 (to reflect the period from December 20, 2012, the commencement of operations, to January 31, 2013).
[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 7 for further information on how expenses were calculated.

6	BLACKROCK FUNDS	JANUARY 31, 2013

About Fund Performance
•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors.
•	Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).
•	Investor C Shares are subject to a 1.00% contingent deferred sales charge (“CDSC”) if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, waived and/or reimbursed a portion of each Fund’s expenses. Without such waiver and/or reimbursement, each Fund’s performance would have been lower. The Manager is under no obligation to waive or reimburse or to continue waiving or reimbursing its fees after the applicable termination date. See Note 3 of the Notes to Financial Statements for additional information on waivers and reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples shown on the previous pages (which are based on a hypothetical investment of $1,000 invested on August 1, 2012 (BlackRock Emerging Markets Long/Short Equity Fund) or December 20, 2012 (BlackRock Global Long/Short Equity Fund) and held through January 31, 2013) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

BLACKROCK FUNDS	JANUARY 31, 2013	7

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments, including swaps, as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market and/or equity risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment, may result in lower dividends paid to shareholders or may cause a Fund to hold an investment that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

Portfolio Information as of January 31, 2013

BlackRock Emerging Markets Long/Short Equity Fund

	Percent of Total Investments[1]
Geographic Allocation	Long	Short	Total
Taiwan	9%	7%	16%
China	8	5	13
Brazil	7	6	13
South Korea	7	5	12
South Africa	4	4	8
Hong Kong	3	3	6
Mexico	3	2	5
Thailand	3	1	4
Turkey	2	2	4
Russia	2	2	4
Malaysia	2	1	3
Indonesia	2	1	3
Chile	1	1	2
Poland	1	1	2
Israel	1	1	2
United Kingdom	1	—	1
Panama	1	—	1
Philippines	—	1	1
Total	57%	43%	100%

BlackRock Global Long/Short Equity Fund

	Percent of Total Investments[1]
Geographic Allocation	Long	Short	Total
United States	30%	25%	55%
Japan	5	4	9
Australia	3	4	7
Canada	1	4	5
Germany	3	2	5
United Kingdom	1	3	4
Italy	2	1	3
Spain	3	—	3
France	1	1	2
Nertherlands	1	—	1
Singapore	1	—	1
China	—	1	1
Norway	1	—	1
Ireland	—	1	1
Israel	1	—	1
Austria	1	—	1
Total	54%	46%	100%
[1]	Total investments include the gross notional values of long and short positions of the underlying derivative contracts utilized by the Fund and exclude short-term securities.
8	BLACKROCK FUNDS	JANUARY 31, 2013

Schedule of Investments January 31, 2013 (Unaudited)	BlackRock Emerging Markets Long/Short Equity Fund (Percentages shown are based on Net Assets)
Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (a)(b)	523,031,393	$523,031,393
Total Short-Term Securities (Cost — $523,031,393*) — 101.3%		523,031,393
Liabilities in Excess of Other Assets — (1.3)%		(6,591,798)
Net Assets — 100.0%		$516,439,595

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)
Investments in issuers considered to be an affiliate of the Fund during the six months ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at January 31, 2013	Income	Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	195,668,859	327,362,534	523,031,393	$248,306	$4,412

(b)	Represents the current yield as of report date.
•	Total return swaps outstanding as of January 31, 2013 were as follows:[1]

Reference Entity	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation		Net Value of Reference Entities
Basket of Equity Securities Long/Short:	Goldman Sachs Group, Inc.	6/17/13	$39,402,338	$4,416,037	[2]	$43,579,880
	Morgan Stanley & Co., Inc.	12/19/14	$35,090,485	7,663,363	[3]	42,583,404
	UBS AG	Open[4]	$38,412,097	5,153,846	[5]	43,254,341
Total				$17,233,246		$129,417,625

[1]	The Fund receives or pays the total return on a portfolio of long and short positions underlying the custom basket and pays or receives a specific LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the currencies of the securities underlying the custom basket.
[2]	Amount includes $(238,495) of dividends and financing income payable from the Fund to the counterparty.
[3]	Amount includes $(170,444) of dividends and financing income payable from the Fund to the counterparty.
[4]	Certain swaps have no stated expiration and can be terminated by either party at any time.
[5]	Amount includes $(311,602) of dividends and financing income payable from the Fund to the counterparty.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR AUD DKK EUR GBP GDR LIBOR NOK	American Depositary Receipts Australian Dollar Danish Krone Euro British Pound Global Depositary Receipts London Interbank Offered Rate Norwegian Krone

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2013	9

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the basket of equity securities underlying the total return swap with Goldman Sachs Group, Inc. as of January 31, 2013:

	Shares	Value
Reference Entity — Long
Argentina
Banco Macro SA — ADR	12,561	$209,141
MercadoLibre, Inc.	4,838	427,679
Ternium SA — ADR	15,267	360,759
		997,579
Brazil
AES Tiete SA, Preference Shares	259,300	2,701,923
Amil Participacoes SA	17,100	268,090
Arteris SA	5,100	53,040
Banco Bradesco SA — ADR	9,952	182,918
Banco Bradesco SA, Preference Shares	62,200	1,143,203
Banco do Brasil SA	80,200	982,690
Banco do Estado do Rio Grande do Sul, Preference Shares	22,000	188,365
Banco Santander Brasil SA	39,500	290,594
Banco Santander Brasil SA — ADR	72,214	535,828
BM&FBovespa SA	47,000	329,013
Braskem SA, Preference A Shares	12,800	96,481
Cia de Bebidas das Americas, Preference Shares	29,200	1,375,429
Cia de Bebidas das Americas, Preference Shares — ADR	99,368	4,676,258
Cia Energetica de Minas Gerais — ADR	51,689	567,544
Cia Energetica de Minas Gerais, Preference Shares	8,900	96,538
Cia Energetica de Sao Paulo, Preference B Shares	50,100	497,138
Cia Siderurgica Nacional SA	95,300	514,463
Cia Siderurgica Nacional SA — ADR	45,532	247,239
Cielo SA	3,100	87,675
Cyrela Brazil Realty SA Empreendimentos e Participacoes	30,700	270,563
Duratex SA	51,000	354,453
Embraer SA	18,100	149,519
Embraer SA — ADR	5,064	166,960
Gafisa SA	57,800	144,257
Gafisa SA — ADR	78,734	387,371
Itau Unibanco Holdings SA — ADR	18,465	318,152
Itau Unibanco Holdings SA, Preference Shares	55,800	962,528
Itausa — Investimentos Itau SA, Preference Shares	175,780	889,779
Lojas Americanas SA, Preference Shares	101,500	905,744
Marfrig Alimentos SA	53,300	274,349
Metalurgica Gerdau SA, Preference Shares	44,100	493,628
Multiplus SA	164,900	3,544,189
Natura Cosmeticos SA	23,900	644,502
Odontoprev SA	65,100	331,818
PDG Realty SA Empreendimentos e Participacoes	46,000	72,996
Petroleo Brasileiro SA, Preference Shares	78,300	710,907
Porto Seguro SA	37,800	453,672
Rossi Residencial SA	39,200	82,678
Souza Cruz SA	27,900	461,649
Sul America SA	9,800	91,634
Tractebel Energia SA	98,200	1,745,197
Vale SA, Preference A Shares	69,300	1,346,784
		29,637,758

	Shares	Value
Reference Entity — Long
Canada
Coeur d’Alene Mines Corp.	2,033	$44,116
Gran Tierra Energy, Inc.	16,028	85,429
Methanex Corp.	4,421	158,995
		288,540
Chile
Banco Santander Chile SA — ADR	1,629	49,196
Sociedad Quimica y Minera de Chile SA — ADR	36,736	2,088,074
		2,137,270
China
Agricultural Bank of China Ltd., Class H	371,000	202,030
Air China Ltd., Class H	230,000	197,250
Bank of China Ltd., Class H	1,295,000	638,065
Bank of Communications Co. Ltd., Class H	98,000	83,198
Beijing Capital International Airport Co. Ltd., Class H	612,000	509,575
China BlueChemical Ltd., Class H	1,102,000	791,755
China Coal Energy Co.	308,000	343,539
China Construction Bank, Class H	1,115,000	961,833
China Merchants Bank Co. Ltd., Class H	26,500	63,524
China Minsheng Banking Corp. Ltd., Class H	336,000	482,434
China Mobile Ltd.	235,000	2,569,538
China Oilfield Services Ltd., Class H	486,000	1,052,254
China Petroleum & Chemical Corp., Class H	186,000	225,672
China Shenhua Energy Co. Ltd., Class H	111,000	477,313
China Southern Airlines Co. Ltd., Class H	358,000	215,248
China Telecom Corp. Ltd., Class H	1,040,000	566,435
CNOOC Ltd.	588,000	1,210,036
Dongfang Electric Corp. Ltd.	121,600	235,716
Dongfeng Motor Group Co. Ltd., Class H	930,000	1,522,202
ENN Energy Holdings Ltd.	42,000	201,206
Evergrande Real Estate Group Ltd.	1,195,000	631,439
Golden Eagle Retail Group Ltd.	539,000	1,160,917
Great Wall Motor Co. Ltd.	410,000	1,666,875
Huaneng Power International, Inc., Class H	96,000	98,951
Industrial and Commercial Bank of China Ltd., Class H	1,023,000	770,431
Intime Department Store Group Co. Ltd.	174,500	229,542
Jiangsu Expressway Co. Ltd., Class H	1,984,000	2,045,727
Lenovo Group Ltd.	2,724,000	2,837,337
Longfor Properties Co. Ltd.	105,500	197,864
Parkson Retail Group Ltd.	1,010,000	779,035
Sany Heavy Equipment International Holdings Co. Ltd.	1,922,000	912,143
Shanghai Electric Group Co. Ltd., Class H	3,152,000	1,304,869
Sihuan Pharmaceutical Holdings Group Ltd.	1,817,000	805,714
Sun Art Retail Group Ltd.	1,447,500	2,105,253
Tencent Holdings Ltd.	22,900	799,825
Tingyi Cayman Islands Holding Corp.	228,000	640,432
Tsingtao Brewery Co. Ltd., Class H	258,000	1,491,238
Uni-President China Holdings Ltd.	407,000	477,520
Wumart Stores, Inc., Class H	147,000	293,523
Zhejiang Expressway Co. Ltd., Class H	766,000	680,436
Zijin Mining Group Co. Ltd., Class H	568,000	218,750
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	728,000	990,864
		33,687,508

See Notes to Financial Statements.

10	BLACKROCK FUNDS	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
Colombia
Petrominerales Ltd.	98,787	$879,515
Hong Kong
Anta Sports Products Ltd.	387,000	361,253
Belle International Holdings Ltd.	212,000	471,517
Bosideng International Holdings Ltd.	1,728,000	490,234
China Gas Holdings Ltd.	98,000	85,223
China Lumena New Materials Corp.	322,000	77,659
China Resources Enterprise Ltd.	426,000	1,527,429
China Resources Gas Group Ltd.	94,000	208,675
China Taiping Insurance Holdings Co. Ltd.	69,200	146,040
China Unicom Hong Kong Ltd.	264,000	422,456
Citic Pacific Ltd.	589,000	947,388
Dongyue Group	278,000	185,707
Geely Automobile Holdings Ltd.	1,185,000	619,050
GOME Electrical Appliances Holdings Ltd.	1,372,000	164,813
Guangdong Investment Ltd.	1,826,000	1,515,855
Haier Electronics Group Co. Ltd.	227,000	378,455
Huabao International Holdings Ltd.	866,000	472,905
KWG Property Holding Ltd.	158,000	119,900
MMG Ltd.	1,656,000	670,603
Nine Dragons Paper Holdings Ltd.	382,000	334,911
Ports Design Ltd.	254,500	220,461
Want Want China Holdings Ltd.	587,000	777,677
		10,198,211
Indonesia
Astra Agro Lestari Tbk PT	9,500	18,390
Bumi Resources Tbk PT	718,500	50,180
Indo Tambangraya Megah Tbk PT	26,000	110,681
Indocement Tunggal Prakarsa Tbk PT	690,500	1,542,062
Kalbe Farma Tbk PT	1,472,000	164,604
Perusahaan Gas Negara Persero Tbk PT	2,811,500	1,349,746
Telekomunikasi Indonesia Persero Tbk PT	75,500	75,617
Unilever Indonesia Tbk PT	77,000	174,383
		3,485,663
Israel
Check Point Software Technologies Ltd.	14,284	714,200
Israel Chemicals Ltd.	179,066	2,378,293
		3,092,493
Malaysia
Axiata Group Bhd	356,700	723,338
Berjaya Sports Toto Bhd	322,715	451,985
British American Tobacco Malaysia Bhd	43,600	804,973
DiGi.Com Bhd	1,464,700	2,319,453
Lafarge Malayan Cement Bhd	211,000	631,574
Petronas Chemicals Group Bhd	2,270,500	4,348,077
Tenaga Nasional Bhd	193,500	436,327
UMW Holdings Bhd	77,000	300,863
YTL Power International Bhd	246,700	120,702
		10,137,292
Mexico
Alfa SAB, Class A	722,129	1,733,959
America Movil, SAB de CV, Series L — ADR	180,716	4,546,815
Fomento Economico Mexicano SAB de CV — ADR	10,892	1,175,138
Grupo Aeroportuario del Pacifico SAB de CV — ADR	25,924	1,613,510

	Shares	Value
Reference Entity — Long
Mexico (concluded)
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	289,100	$1,801,276
Grupo Carso SAB de CV, Series A1	54,270	263,483
Grupo Televisa SAB — ADR	68,605	237,567
Grupo Televisa SAB, Series CPO	42,400	1,921,626
Industrias Penoles SAB de CV	2,245	110,271
		13,403,645
Panama
Banco Latinoamericana de Comercio Exterior SA	13,742	318,814
Copa Holdings SA, Class A	49,591	5,435,174
		5,753,988
Peru
Southern Copper Corp.	4,327	170,441
Philippines
Aboitiz Power Corp.	644,100	603,484
Manila Electric Co.	42,330	302,280
		905,764
Poland
KGHM Polska Miedz SA	24,047	1,471,468
PGE SA	382,272	2,108,294
Powszechny Zaklad Ubezpieczen SA	4,901	645,954
Synthos SA	136,622	231,884
Tauron Polska Energia SA	464,633	710,368
		5,167,968
Russia
AK Transneft OAO, Preference Shares	256	601,880
Gazprom OAO	458,060	2,166,365
LSR Group — GDR	119,940	601,499
Lukoil OAO	15,844	1,066,576
Lukoil OAO — ADR	7,956	536,469
Mechel — ADR	107,654	726,664
Mobile Telesystems OJSC — ADR	11,346	223,062
Novolipetsk Steel OJSC — GDR	4,837	102,714
Rosneft OAO	5,660	50,383
Sberbank RF	186,400	679,861
Severstal OAO	28,870	362,441
Severstal OAO — GDR	21,220	264,690
Sistema JSFC — GDR	28,974	635,962
Tatneft OAO, Class S	101,200	747,993
TMK OAO — GDR	1,855	28,244
VTB Bank OJSC	84,980,000	157,841
		8,952,644
South Africa
African Bank Investments Ltd.	13,375	46,110
AVI Ltd.	118,852	726,802
Barloworld Ltd.	13,782	128,974
Bidvest Group Ltd.	80,916	1,931,654
FirstRand Ltd.	329,794	1,189,041
Gold Fields Ltd. — ADR	16,984	197,354
Harmony Gold Mining Co. Ltd. — ADR	50,308	324,987
Imperial Holdings Ltd.	77,421	1,685,646
Kumba Iron Ore Ltd.	4,766	320,948
Liberty Holdings Ltd.	76,893	989,759
Life Healthcare Group Holdings Ltd.	170,414	599,358
Mr Price Group Ltd.	5,491	75,794
Nedbank Group Ltd.	31,645	686,698

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2013	11

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
South Africa (concluded)
Netcare Ltd.	384,889	$843,361
Redefine Properties Ltd.	75,350	80,784
Reunert Ltd.	55,720	464,717
RMI Holdings	20,009	51,189
Sappi Ltd.	551,545	1,928,106
Vodacom Group Ltd.	212,156	2,950,898
Woolworths Holdings Ltd.	191,115	1,357,995
		16,580,175
South Korea
Asiana Airlines, Inc.	78,360	434,071
CJ O Shopping Co. Ltd.	4,089	1,111,110
Daelim Industrial Co. Ltd.	1,880	159,969
Daewoo Engineering & Construction Co. Ltd.	10,160	84,472
Dongbu Insurance Co. Ltd.	17,070	732,380
Dongkuk Steel Mill Co. Ltd.	3,770	45,189
Doosan Corp.	14,596	1,722,327
Doosan Heavy Industries & Construction Co. Ltd.	13,340	570,516
Doosan Infracore Co. Ltd.	21,180	313,346
Duksan Hi-Metal Co. Ltd.	16,622	341,355
E-Mart Co. Ltd.	3,755	834,016
Grand Korea Leisure Co. Ltd.	8,960	252,966
GS Retail Co. Ltd.	1,790	45,094
Haansoft, Inc.	15,185	260,845
Hanwha Chemical Corp.	4,110	72,691
Hanwha Corp.	20,600	632,427
Honam Petrochemical Corp.	535	124,149
Huvis Corp.	37,420	383,170
Huvitz Co. Ltd.	22,245	355,500
Hyundai Heavy Industries Co. Ltd.	1,310	258,665
Hyundai Hysco Co. Ltd.	1,020	35,303
Hyundai Mobis	1,418	371,345
Hyundai Steel Co.	10,392	791,502
Hyundai Wia Corp.	1,679	226,610
Industrial Bank of Korea	21,890	247,337
KEPCO Engineering & Construction Co., Inc.	2,126	156,441
Kia Motors Corp.	68,747	3,265,427
Korea Electric Power Corp.	8,340	247,534
Korea Exchange Bank	114,580	797,536
Korea Investment Holdings Co. Ltd.	3,290	127,790
Korean Air Lines Co. Ltd.	1,700	70,981
Kumho Petrochemical Co. Ltd.	4,648	508,423
LG Chem Ltd.	663	185,511
LG Corp.	2,774	163,418
LG Display Co. Ltd.	33,030	886,969
Lotte Confectionery Co. Ltd.	176	278,476
Lotte Shopping Co. Ltd.	3,531	1,208,250
LS Industrial Systems Co. Ltd.	7,095	439,262
Macrogen, Inc.	22,520	597,942
Mirae Asset Securities Co. Ltd.	11,290	391,517
NEO Holdings Co. Ltd.	14,596	—
Orion Corp.	109	101,882
Paradise Co. Ltd.	17,095	301,497
Partron Co. Ltd.	5,952	115,637
Posco ICT Co. Ltd.	26,646	178,106
Samsung Card Co.	20,220	664,992
Samsung Electro-Mechanics Co. Ltd.	5,726	482,413
Samsung Electronics Co. Ltd.	508	675,860
Samsung Engineering Co. Ltd.	3,236	461,906
Samsung Fine Chemicals Co. Ltd.	4,067	196,835
Samsung Heavy Industries Co. Ltd.	23,000	808,182

	Shares	Value
Reference Entity — Long
South Korea (concluded)
Silicon Works Co. Ltd.	16,639	$308,159
SK Holdings Co. Ltd.	4,129	652,534
SK Networks Co. Ltd.	28,280	209,026
SK Telecom Co. Ltd. — ADR	8,951	151,719
SM Entertainment Co.	9,769	361,568
STX Offshore & Shipbuilding Co. Ltd.	16,440	105,275
Woongjin Coway Co. Ltd.	22,920	995,584
Woori Finance Holdings Co. Ltd.	43,270	508,756
Woori Investment & Securities Co. Ltd.	5,840	66,225
YG Entertainment, Inc.	6,574	377,656
		27,455,644
Taiwan
ALI Corp.	167,000	185,453
ASUSTek Computer, Inc.	76,000	871,001
Capella Microsystems Taiwan, Inc.	90,000	693,187
Capital Securities Corp.	585,000	228,148
Career Technology MFG. Co. Ltd.	47,000	59,948
Cathay Financial Holding Co. Ltd.	102,000	113,720
Chang Hwa Commercial Bank	36,380	20,098
Cheng Shin Rubber Industry Co. Ltd.	316,000	825,777
Chicony Electronics Co. Ltd.	287,000	795,260
Chimei Innolux Corp.	97,000	50,510
China Airlines Ltd.	602,000	264,327
Chipbond Technology Corp.	15,000	30,863
CTCI Corp.	914,000	1,751,693
Delta Electronics, Inc.	37,000	134,052
E.Sun Financial Holding Co. Ltd.	113,350	64,927
Elan Microelectronics Corp.	396,000	734,813
Eva Airways Corp.	963,000	617,087
Far Eastern New Century Corp.	783,010	907,810
Far EasTone Telecommunications Co. Ltd.	256,000	651,333
Faraday Technology Corp.	380,000	476,635
Formosa Plastics Corp.	31,000	84,230
Formosa Taffeta Co. Ltd.	169,000	163,141
Global Unichip Corp.	248,000	806,685
Integrated Memory Logic Ltd.	46,894	140,931
Inventec Co. Ltd.	320,000	128,096
Lite-On Technology Corp.	390	562
Merida Industry Co. Ltd.	792,000	3,619,434
Phison Electronics Corp.	14,000	94,634
POU Chen Corp.	1,370,000	1,369,006
President Chain Store Corp.	975,000	5,269,565
Radiant Opto-Electronics Corp.	91,420	354,893
Senao International Co. Ltd.	34,000	109,503
Sercomm Corp.	211,000	312,668
Silitech Technology Corp.	67,000	125,832
Taishin Financial Holding Co. Ltd.	494,118	195,828
Taiwan Business Bank	1,535,000	467,691
Taiwan Cement Corp.	100,000	135,299
Taiwan Cooperative Financial Holding	400	223
Taiwan Fertilizer Co. Ltd.	24,000	59,565
Taiwan Mobile Co. Ltd.	454,000	1,615,384
Taiwan Semiconductor Manufacturing Co. Ltd.	1,308,000	4,482,155
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	341,060	6,050,404
Teco Electric and Machinery Co. Ltd.	2,168,000	1,803,649
Tong Hsing Electronic Industries Ltd.	82,000	316,208
Transcend Information, Inc.	59,000	161,302
Uni-President Enterprises Corp.	1,159,270	2,036,435
Wan Hai Lines Ltd.	264,000	143,983

See Notes to Financial Statements.

12	BLACKROCK FUNDS	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
Taiwan (concluded)
Ways Technical Corp. Ltd.	48,000	$130,199
Yang Ming Marine Transport Corp.	584,000	282,209
		39,936,356
Thailand
Advanced Info Service PCL	191,500	1,348,592
Airports of Thailand PCL	205,500	727,037
Bangkok Dusit Medical Services PCL	15,800	70,469
BEC World PCL	675,400	1,642,069
CP ALL PCL	2,895,000	4,538,607
PTT Global Chemical PCL	286,000	767,270
Thai Airways International PCL	144,800	112,169
		9,206,213
Turkey
BIM Birlesik Magazalar AS	7,256	351,819
Coca-Cola Icecek AS	36,911	897,478
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	615,221	1,087,785
Enka Insaat ve Sanayi AS	1,036,729	3,113,088
Ford Otomotiv Sanayi AS	9,454	107,530
Koza Altin Isletmeleri AS	24,462	602,083
TAV Havalimanlari Holding AS	173,036	1,077,055
Tupras Turkiye Petrol Rafinerileri AS	4,988	137,590
Turk Hava Yollari	931,887	3,461,800
Turk Telekomunikasyon AS	20,931	87,775
		10,924,003
United Kingdom
Antofagasta Plc	85,971	1,558,888
British American Tobacco Plc	11,051	573,239
Evraz Plc	312,058	1,428,815
Fresnillo Plc	15,431	405,644
Hochschild Mining Plc	22,375	150,038
Lonmin Plc	8,908	50,300
Mondi Plc	2,979	35,400
Old Mutual Plc	175,115	522,026
SABMiller Plc	2,206	108,613
		4,832,963
Total Reference Entity — Long		237,831,633

Reference Entity — Short
Brazil
Anhanguera Educacional Participacoes SA	(18,700)	(363,886)
BR Malls Participacoes SA	(6,000)	(77,676)
BR Properties SA	(120,200)	(1,560,333)
BRF — Brasil Foods SA — ADR	(105,459)	(2,341,190)
CETIP SA — Mercador Organizados	(67,204)	(845,386)
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	(18,000)	(848,771)
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares — ADR	(36,976)	(1,765,234)
Cia de Saneamento de Minas Gerais-COPASA	(7,400)	(180,081)
Cia de Transmissao de Energia Eletrica Paulista	(100)	(1,758)
CPFL Energia SA — ADR	(28,242)	(584,892)
Diagnosticos da America SA	(236,000)	(1,676,953)
Gol Linhas Aereas Inteligentes SA, Preference Shares	(13,300)	(96,777)
HRT Participacoes em Petroleo SA	(192,400)	(362,317)
Hypermarcas SA	(115,800)	(1,000,206)

	Shares	Value
Reference Entity — Short
Brazil (concluded)
Kroton Educacional SA	(112,500)	$(2,762,573)
Localiza Rent a Car SA	(46,100)	(847,295)
MPX Energia SA	(468,600)	(2,322,586)
OGX Petroleo e Gas Participacoes SA	(29,600)	(60,944)
Oi SA Preference Shares	(424,200)	(1,714,822)
Raia Drogasil SA	(163,100)	(1,822,369)
Suzano Papel e Celulose SA, Preference Shares	(59,700)	(218,851)
Telefonica Brasil SA — ADR	(117,839)	(2,967,186)
		(24,422,086)
Chile
Enersis SA — ADR	(40,232)	(790,559)
Latam Airlines Group SA — ADR	(79,840)	(1,955,281)
		(2,745,840)
China
Aluminum Corp. of China Ltd. — ADR	(18,234)	(218,808)
Anhui Conch Cement Co. Ltd., Class H	(72,000)	(282,686)
BBMG Corp., Class H	(2,885,500)	(2,693,100)
Brilliance China Automotive Holdings Ltd.	(2,424,000)	(3,254,239)
China Communications Construction Co. Ltd., Class H	(1,497,000)	(1,521,881)
China Communications Services Corp. Ltd., Class H	(4,190,000)	(2,549,407)
China COSCO Holdings Co. Ltd., Class H	(80,000)	(41,579)
China Life Insurance Co. Ltd., Class H	(444,000)	(1,481,820)
China Longyuan Power Group Corp., Class H	(416,000)	(348,628)
China National Building Material Co. Ltd., Class H	(970,000)	(1,548,159)
China Pacific Insurance Group Co. Ltd., Class H	(864,800)	(3,379,556)
China Railway Group Ltd., Class H	(1,291,000)	(736,238)
China Shanshui Cement Group Ltd.	(893,000)	(656,240)
China Shipping Development Co. Ltd., Class H	(456,000)	(251,249)
China ZhengTong Auto Services Holdings Ltd.	(111,000)	(98,873)
Country Garden Holdings Co. Ltd.	(1,029,000)	(548,268)
Daphne International Holdings Ltd.	(68,000)	(87,545)
Datang International Power Generation Co. Ltd.	(770,000)	(338,262)
Guangzhou Automobile Group Co. Ltd., Class H	(1,944,000)	(1,627,615)
Hengan International Group Co. Ltd.	(81,500)	(817,516)
Jiangxi Copper Co. Ltd., Class H	(219,000)	(594,573)
Metallurgical Corp. of China Ltd., Class H	(741,000)	(155,796)
PetroChina Co. Ltd.	(316,000)	(448,110)
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	(1,772,000)	(1,711,666)
Shui On Land Ltd.	(259,500)	(125,853)
Sino-Ocean Land Holdings Ltd.	(497,000)	(396,994)
Sinopec Shanghai Petrochemical Co. Ltd., Class H	(1,800,000)	(668,050)
Soho China Ltd.	(202,000)	(181,824)
Zhaojin Mining Industry Co. Ltd., Class H	(60,000)	(90,297)
Zhongsheng Group Holdings Ltd.	(257,000)	(384,474)
Zhuzhou CSR Times Electric Co. Ltd., Class H	(60,000)	(192,262)
		(27,431,568)
Colombia
BanColombia SA — ADR	(9,825)	(682,936)
Hong Kong
Beijing Enterprises Holdings Ltd.	(115,000)	(829,149)
China Agri-Industries Holdings Ltd.	(1,735,000)	(1,060,078)
China Everbright International Ltd.	(5,095,000)	(2,808,337)
China Mengniu Dairy Co. Ltd.	(217,000)	(634,841)

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2013	13

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Short
Hong Kong (concluded)
China Merchants Holdings International Co. Ltd.	(648,380)	$(2,298,129)
China Overseas Land & Investment Ltd.	(52,000)	(161,279)
China Resources Cement Holdings Ltd.	(1,898,000)	(1,215,808)
China Resources Land Ltd.	(804,000)	(2,448,467)
China Resources Power Holdings Co. Ltd.	(38,000)	(105,141)
China State Construction International Holdings Ltd.	(1,180,000)	(1,549,140)
Chow Tai Fook Jewellery Group Ltd.	(651,400)	(1,037,768)
Dah Chong Hong Holdings Ltd.	(405,000)	(468,189)
Franshion Properties China Ltd.	(2,746,000)	(1,009,718)
Kingboard Chemical Holdings Ltd.	(294,000)	(970,222)
Lee & Man Paper Manufacturing Ltd.	(296,000)	(199,773)
Shanghai Industrial Holdings Ltd.	(1,138,000)	(4,041,939)
Yingde Gases	(181,500)	(203,606)
Yuexiu Property Co. Ltd.	(2,084,000)	(744,731)
		(21,786,315)
Indonesia
Astra International Tbk PT	(3,826,000)	(2,888,704)
Bank Central Asia Tbk PT	(888,000)	(879,809)
Bank Danamon Indonesia Tbk PT	(126,500)	(79,211)
Bank Mandiri Persero Tbk PT	(147,500)	(137,126)
Bank Negara Indonesia Persero Tbk PT	(284,000)	(114,480)
Gudang Garam Tbk PT	(13,895)	(73,983)
Indofood Sukses Makmur Tbk PT	(288,500)	(178,704)
Indosat Tbk PT	(459,500)	(321,093)
		(4,673,110)
Israel
Avner Oil Exploration LLP	(300,605)	(202,699)
Bezeq The Israeli Telecommunication Corp. Ltd.	(1,004,189)	(1,176,824)
Teva Pharmaceutical Industries Ltd. ADR	(6,672)	(253,469)
		(1,632,992)
Luxembourg
Kernel Holding SA	(35,626)	(800,565)
Malaysia
CIMB Group Holdings Bhd	(54,900)	(127,392)
Felda Global Ventures Holdings Bhd	(256,200)	(377,662)
Genting Bhd	(85,000)	(259,841)
Genting Malaysia Bhd	(276,200)	(326,304)
Genting Plantations Bhd	(35,100)	(93,042)
IJM Corp. Bhd	(200,900)	(326,023)
IOI Corp. Bhd	(179,300)	(286,831)
Kuala Lumpur Kepong Bhd	(71,400)	(498,674)
Malaysia Airports Holdings Bhd	(97,700)	(173,263)
Maxis Bhd	(130,000)	(266,527)
MISC Bhd	(334,800)	(479,517)
MMC Corp. Bhd	(90,200)	(70,764)
PPB Group Bhd	(70,000)	(280,721)
Sapurakencana Petroleum Bhd	(707,700)	(665,329)
Sime Darby Bhd	(735,600)	(2,202,636)
		(6,434,526)
Mexico
Arca Continental SAB de CV	(55,100)	(420,186)
Cemex SAB de CV ADR	(187,357)	(2,032,823)
Cemex SAB de CV	(305,700)	(333,480)
Compartamos SAB de CV	(250,300)	(388,996)
El Puerto de Liverpool SAB de CV	(70,980)	(786,638)

	Shares	Value
Reference Entity — Short
Mexico (concluded)
Genomma Lab Internacional SAB de CV, Series B	(1,256,450)	$(2,868,729)
Grupo Financiero Banorte SAB de CV, Series O	(333,000)	(2,189,693)
Grupo Modelo SAB de CV, Series C	(273,500)	(2,327,243)
Kimberly-Clark de Mexico SAB de CV, Series A	(163,400)	(457,380)
Mexichem SAB de CV	(134,800)	(762,495)
Minera Frisco SAB de CV, Series A1	(75,300)	(323,122)
		(12,890,785)
Peru
Cia de Minas Buenaventura SA — ADR	(465)	(13,759)
Philippines
International Container Terminal Services, Inc.	(29,700)	(55,556)
Philippine Long Distance Telephone Co. — ADR	(21,537)	(1,483,253)
		(1,538,809)
Poland
Asseco Poland SA	(126,935)	(1,847,534)
Cyfrowy Polsat SA	(93,042)	(504,158)
Polskie Gornictwo Naftowe i Gazownictwo SA	(836,550)	(1,488,427)
Powszechna Kasa Oszczednosci Bank Polski SA	(8,174)	(91,385)
		(3,931,504)
Russia
Federal Grid Co. Unified Energy System JSC	(42,360,000)	(305,662)
Federal Hydrogenerating Co. JSC	(18,743,000)	(471,980)
Surgutneftegas OJSC — ADR	(16,533)	(171,393)
Uralkali OJSC — GDR -GDR	(75,958)	(2,890,221)
		(3,839,256)
South Africa
Anglo American Platinum Ltd.	(23,743)	(1,164,092)
ArcelorMittal South Africa Ltd.	(54,660)	(214,389)
Discovery Holdings Ltd.	(386,786)	(2,860,595)
The Foschini Group Ltd.	(405,978)	(5,314,268)
Growthpoint Properties Ltd.	(36,021)	(101,439)
Massmart Holdings Ltd.	(60,422)	(1,233,529)
MTN Group Ltd.	(12,846)	(251,340)
Northam Platinum Ltd.	(123,943)	(507,779)
Pick n Pay Stores Ltd.	(996,948)	(5,072,259)
Sasol Ltd. — ADR	(7,043)	(304,469)
Shoprite Holdings Ltd.	(136,597)	(2,570,455)
Steinhoff International Holdings Ltd.	(46,097)	(139,891)
Tiger Brands Ltd.	(21,907)	(720,595)
		(20,455,100)
South Korea
Amorepacific Corp.	(174)	(174,925)
Cheil Industries, Inc.	(318)	(25,492)
Cheil Worldwide, Inc.	(47,510)	(977,742)
CJ CheilJedang Corp.	(10,136)	(3,453,300)
Cosmax, Inc.	(16,230)	(621,502)
Daewoo International Corp.	(13,000)	(444,146)
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	(17,420)	(476,926)
Daou Technology, Inc.	(8,210)	(126,412)
Daum Communications Corp.	(7,527)	(705,849)
GS Engineering & Construction Corp.	(18,159)	(928,720)
Hotel Shilla Co. Ltd.	(6,850)	(288,672)
Hyundai Department Store Co. Ltd.	(343)	(50,915)
Hyundai Development Co.	(24,880)	(533,474)

See Notes to Financial Statements.

14	BLACKROCK FUNDS	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Short
South Korea (concluded)
Hyundai Engineering & Construction Co. Ltd.	(148)	$(9,324)
Hyundai Greenfood Co. Ltd.	(9,980)	(150,734)
Hyundai Mipo Dockyard	(26,636)	(2,863,742)
KCC Corp.	(1,431)	(382,367)
Kolon Industries, Inc.	(2,509)	(142,002)
Korea Aerospace Industries Ltd.	(2,160)	(50,081)
Korea Gas Corp.	(1,720)	(105,351)
Korea Zinc Co. Ltd.	(7)	(2,468)
LG Fashion Corp.	(6,390)	(166,655)
LG Innotek Co. Ltd.	(1,520)	(106,742)
LG Uplus Corp.	(180,300)	(1,348,020)
LS Corp.	(8,959)	(752,839)
Mando Corp.	(1,554)	(172,687)
NCSoft Corp.	(2,807)	(355,683)
Nexen Tire Corp.	(6,260)	(72,708)
Osstem Implant Co. Ltd.	(1,637)	(51,865)
Pharmicell Co. Ltd.	(3,720)	(16,654)
S-Oil Corp.	(4,598)	(413,620)
S1 Corp.	(23,326)	(1,399,050)
Samsung C&T Corp.	(2,369)	(137,977)
Samsung SDI Co. Ltd.	(500)	(65,437)
Samsung Techwin Co. Ltd.	(17,770)	(940,047)
Seoul Semiconductor Co. Ltd.	(5,198)	(129,172)
SK C&C Co. Ltd.	(4,978)	(472,886)
SK Hynix, Inc.	(2,680)	(59,981)
Wonik IPS Co. Ltd.	(81,035)	(352,730)
Yuhan Corp.	(2,125)	(358,094)
		(19,886,991)
Taiwan
Advanced Semiconductor Engineering, Inc.	(516,366)	(416,781)
Advanced Semiconductor Engineering, Inc. —ADR	(36,634)	(146,170)
Airtac International Group	(130,000)	(760,203)
Asia Cement Corp.	(646,000)	(822,308)
AU Optronics Corp.	(86,000)	(34,983)
AU Optronics Corp. — ADR	(90,143)	(358,769)
Catcher Technology Co. Ltd.	(92,000)	(411,684)
Cheng Uei Precision Industry Co. Ltd.	(84,959)	(160,122)
China Development Financial Holding Corp.	(2,639,000)	(729,868)
China Motor Corp.	(348,000)	(317,378)
China Petrochemical Development Corp.	(2,010,425)	(1,237,412)
China Steel Corp.	(309,000)	(291,467)
Chinatrust Financial Holding Co. Ltd.	(1,377,000)	(789,162)
Chunghwa Telecom Co. Ltd.	(900,000)	(2,868,034)
Compal Electronics, Inc.	(215,000)	(156,361)
Epistar Corp.	(237,000)	(450,793)
Feng Hsin Iron & Steel Co.	(76,000)	(136,514)
First Financial Holding Co. Ltd.	(2,645,000)	(1,612,975)
Formosa Chemicals & Fibre Corp.	(74,000)	(201,115)
Foxconn Technology Co. Ltd.	(303,000)	(886,774)
Highwealth Construction Corp.	(96,800)	(201,206)
Hon Hai Precision Industry Co. Ltd.	(16,500)	(47,240)
Hotai Motor Co. Ltd.	(7,000)	(55,869)
Hua Nan Financial Holdings Co. Ltd.	(200,000)	(115,508)
ILI Technology Corp.	(20,000)	(65,144)
Kinsus Interconnect Technology Corp.	(145,000)	(455,322)
LCY Chemical Corp.	(66,001)	(87,551)
Macronix International	(3,774,000)	(1,085,527)
Motech Industries, Inc.	(9,000)	(10,110)

	Shares	Value
Reference Entity — Short
Taiwan (concluded)
Nan Kang Rubber Tire Co. Ltd.	(258,112)	$(302,657)
Neo Solar Power Corp.	(55,000)	(41,989)
Powertech Technology, Inc.	(8,000)	(12,048)
Ruentex Industries Ltd.	(1,743,000)	(4,433,183)
Shin Kong Financial Holding Co. Ltd.	(951,000)	(268,430)
Synnex Technology International Corp.	(354,000)	(718,634)
Tripod Technology Corp.	(136,000)	(274,331)
U-Ming Marine Transport Corp.	(41,000)	(66,266)
United Microelectronics Corp.	(11,274,000)	(4,404,050)
United Microelectronics Corp. ADR	(154,143)	(302,120)
Visual Photonics Epitaxy Co. Ltd.	(164,000)	(191,825)
WPG Holdings Ltd.	(1,410,000)	(1,899,857)
Yuanta Financial Holding Co. Ltd.	(1,619,000)	(878,004)
Yulon Motor Co. Ltd.	(220,000)	(408,334)
Zhen Ding Technology Holding Ltd.	(760,000)	(1,867,986)
		(30,982,064)
Thailand
PTT PCL	(3,300)	(37,736)
Turkey
Anadolu Efes Biracilik Ve Malt Sanayii	(14,381)	(214,829)
Asya Katilim Bankasi AS	(1,421,474)	(1,802,836)
Dogan Sirketler Grubu Holding	(2,061,039)	(1,266,195)
KOC Holding AS	(674,022)	(3,517,063)
Turkcell Iletisim Hizmetleri	(31,647)	(197,777)
Turkcell Iletisim Hizmetleri AS — ADR	(9,762)	(152,678)
Turkiye Halk Bankasi	(88,183)	(870,712)
Turkiye Sise ve Cam Fabrikalari	(518,663)	(904,984)
		(8,927,074)
United States
AES Corp.	(82,049)	(889,411)
NII Holdings, Inc.	(35,618)	(249,326)
		(1,138,737)
Total Reference Entity — Short		(194,251,753)
Net Value of Reference Entity — Goldman Sachs Group, Inc.		$43,579,880

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2013	15

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the basket of equity securities underlying the total return swap with Morgan Stanley & Co., Inc. as of January 31, 2013:

	Shares	Value
Reference Entity — Long
Argentina
Banco Macro SA — ADR	8,522	$141,891
Brazil
AES Tiete SA, Preference Shares	82,900	863,823
Amil Participacoes SA	20,200	316,692
Arteris SA	9,100	94,640
Banco do Brasil SA	53,400	654,310
Banco Santander Brasil SA	8,900	65,476
Banco Santander Brasil SA — ADR	35,253	261,577
BM&F Bovespa SA	63,200	442,417
Cia de Bebidas das Americas, Preference Shares	18,400	866,708
Cia de Bebidas das Americas, Preference Shares — ADR	37,413	1,760,656
Cia Energetica de Minas Gerais — ADR	27,756	304,760
Cia Energetica de Minas Gerais, Preference Shares	2,300	24,948
Cia Energetica de Sao Paulo, Preference B Shares	17,400	172,659
Cia Paranaense de Energia, Preference B Shares	3,300	54,024
Cia Siderurgica Nacional SA	59,400	320,662
Cia Siderurgica Nacional SA — ADR	152,042	825,588
Duratex SA	108,300	752,691
Gafisa SA	48,400	120,796
Gafisa SA — ADR	8,538	42,007
Itau Unibanco Holdings SA — ADR	75,857	1,307,016
Itausa — Investimentos Itau SA, Preference Shares	255,470	1,293,162
Marfrig Alimentos SA	33,300	171,404
Metalurgica Gerdau SA, Preference Shares	33,100	370,502
MMX Mineracao e Metalicos SA	30,600	52,092
Multiplus SA	44,800	962,884
Natura Cosmeticos SA	3,400	91,687
PDG Realty SA Empreendimentos e Participacoes	45,500	72,202
Porto Seguro SA	31,800	381,661
Rossi Residencial SA	202,900	427,941
Souza Cruz SA	80,800	1,336,962
Sul America SA	13,500	126,231
Tractebel Energia SA	70,100	1,245,809
		15,783,987
Canada
Goldcorp, Inc.	4,559	160,575
Gran Tierra Energy, Inc.	66,838	356,247
Methanex Corp.	8,952	321,945
		838,767
Chile
AES Gener SA	1,145,755	787,078
Aguas Andinas SA, Series A	769,727	565,316
Cia Cervecerias Unidas SA	18,695	302,396
ENTEL Chile SA	152,053	3,295,288
		4,950,078

	Shares	Value
Reference Entity — Long
China
Agricultural Bank of China Ltd., Class H	303,000	$165,000
Anta Sports Products Ltd.	371,000	346,318
Bank of China Ltd., Class H	1,291,000	636,095
Beijing Capital International Airport Co. Ltd., Class H	806,000	671,107
China BlueChemical Ltd., Class H	592,000	425,335
China Construction Bank, Class H	812,000	700,456
China Merchants Bank Co. Ltd., Class H	207,000	496,205
China Mobile Ltd.	136,500	1,492,519
China Oilfield Services Ltd., Class H	934,000	2,022,233
China Petroleum & Chemical Corp., Class H	70,000	84,930
China Shenhua Energy Co. Ltd., Class H	14,000	60,202
China Southern Airlines Co. Ltd., Class H	24,000	14,430
China Telecom Corp. Ltd., Class H	3,028,000	1,649,197
CNOOC Ltd.	591,000	1,216,210
ENN Energy Holdings Ltd.	32,000	153,300
Golden Eagle Retail Group Ltd.	186,000	400,613
Great Wall Motor Co. Ltd.	150,500	611,865
Guangzhou R&F Properties Co. Ltd., Class H	470,800	854,514
Huaneng Power International, Inc., Class H	120,000	123,688
Industrial and Commercial Bank of China Ltd., Class H	673,000	506,843
Intime Department Store Group Co. Ltd.	196,000	257,823
Jiangsu Expressway Co. Ltd., Class H	938,000	967,183
Longfor Properties Co. Ltd.	435,000	815,839
Parkson Retail Group Ltd.	208,500	160,821
Sany Heavy Equipment International Holdings Co. Ltd.	1,503,000	713,294
Shanghai Electric Group Co. Ltd., Class H	1,834,000	759,242
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	130,700	261,591
Sihuan Pharmaceutical Holdings Group Ltd.	551,000	244,331
Sinopharm Group Co.	88,400	270,758
Sun Art Retail Group Ltd.	589,000	856,645
Tencent Holdings Ltd.	5,300	185,112
Tingyi Cayman Islands Holding Corp.	296,000	831,438
Tsingtao Brewery Co. Ltd., Class H	66,000	381,480
Wumart Stores, Inc., Class H	363,000	724,823
Yanzhou Coal Mining Co. Ltd.	762,000	1,298,416
Zhejiang Expressway Co. Ltd., Class H	1,486,000	1,320,010
Zijin Mining Group Co. Ltd., Class H	590,000	227,223
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	130,600	177,757
		23,084,846
Colombia
Pacific Rubiales Energy Corp.	4,049	94,466
Petrominerales Ltd.	72,574	646,137
		740,603
Czech Republic
CEZ AS	17,785	576,766
Egypt
Commercial International Bank Egypt SAE	15,083	79,557
Telecom Egypt	257,301	555,585
		635,142
Hong Kong
Agile Property Holdings Ltd.	72,000	102,155
Belle International Holdings Ltd.	156,000	346,965
See Notes to Financial Statements.

16	BLACKROCK FUNDS	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
Hong Kong (concluded)
Bosideng International Holdings Ltd.	334,000	$94,756
China Lumena New Materials Corp.	734,000	177,024
China Resources Enterprise Ltd.	270,000	968,089
China Taiping Insurance Holdings Co. Ltd.	133,800	282,372
Citic Pacific Ltd.	616,000	990,817
COSCO Pacific Ltd.	30,000	48,684
Dongyue Group	330,000	220,444
Geely Automobile Holdings Ltd.	210,000	109,705
GOME Electrical Appliances Holdings Ltd.	461,000	55,378
Guangdong Investment Ltd.	1,514,000	1,256,848
Haier Electronics Group Co. Ltd.	38,000	63,354
Hengdeli Holdings Ltd.	124,000	43,536
Huabao International Holdings Ltd.	540,000	294,883
KWG Property Holding Ltd.	327,000	248,147
MMG Ltd.	2,596,000	1,051,259
Nine Dragons Paper Holdings Ltd.	401,000	351,569
Ports Design Ltd.	359,500	311,418
Skyworth Digital Holdings Ltd.	270,000	164,238
Want Want China Holdings Ltd.	572,000	757,804
		7,939,445
Hungary
Magyar Telekom Telecommunications Plc	313,712	592,410
MOL Hungarian Oil and Gas Plc	5,909	508,721
OTP Bank Plc	29,118	626,172
		1,727,303
Indonesia
Astra Agro Lestari Tbk PT	142,000	274,880
Indo Tambangraya Megah Tbk PT	85,500	363,971
Indocement Tunggal Prakarsa Tbk PT	573,000	1,279,655
Perusahaan Gas Negara Persero Tbk PT	3,252,000	1,561,221
Semen Gresik Persero Tbk PT	1,180,500	1,910,445
Telekomunikasi Indonesia Persero Tbk PT	44,500	44,569
Unilever Indonesia Tbk PT	677,000	1,533,211
		6,967,952
Israel
Bank Hapoalim BM	39,084	164,776
Check Point Software Technologies Ltd.	18,983	949,150
Israel Chemicals Ltd.	150,761	2,002,356
		3,116,282
Luxembourg
Millicom International Cellular SA	4,057	373,244
Malaysia
Berjaya Sports Toto Bhd	309,948	434,104
British American Tobacco Malaysia Bhd	26,200	483,722
DiGi.Com Bhd	1,048,000	1,659,580
Lafarge Malayan Cement Bhd	82,300	246,344
Petronas Chemicals Group Bhd	1,063,800	2,037,210
Tenaga Nasional Bhd	108,000	243,531
UMW Holdings Bhd	417,300	1,630,519
		6,735,010
Mexico
America Movil SA de CV	510,700	641,458
Fomento Economico Mexicano SA de CV	10,500	113,377
Grupo Aeroportuario del Pacifico SAB de CV — ADR	21,499	1,338,098

	Shares	Value
Reference Entity — Long
Mexico (concluded)
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	87,300	$543,934
Grupo Bimbo SA de CV	36,100	93,355
Grupo Carso SAB de CV, Series A1	127,100	617,077
Grupo Mexico SA de CV, Series B	20,800	77,509
Grupo Televisa SAB, Series CPO	17,000	95,251
Grupo Televisa SAB — ADR	9,497	266,011
Industrias Penoles SAB de CV	3,770	185,176
		3,971,246
Peru
Credicorp Ltd.	1,050	164,567
Southern Copper Corp.	11,577	456,018
		620,585
Philippines
Aboitiz Power Corp.	517,700	485,054
Metropolitan Bank & Trust	110,320	285,888
		770,942
Poland
Enea SA	9,483	46,875
Grupa Lotos SA	22,812	295,495
PGE SA	45,089	248,673
Powszechny Zaklad Ubezpieczen SA	1,314	173,186
Synthos SA	74,868	127,071
		891,300
Russia
LSR Group — GDR	49,740	249,446
Lukoil OAO	26,413	1,778,053
Lukoil OAO — ADR	10,307	694,996
Mobile Telesystems OJSC — ADR	23,861	469,107
Novolipetsk Steel OJSC — GDR	4,435	94,177
Severstal OAO	22,440	281,717
Severstal OAO — GDR	18,396	229,465
Sistema JSFC — GDR	19,025	417,587
TMK OAO — GDR	9,561	145,574
		4,360,122
South Africa
AVI Ltd.	64,204	392,619
Bidvest Group Ltd.	80,436	1,920,196
FirstRand Ltd.	385,865	1,391,199
Gold Fields Ltd.	23,708	274,757
Gold Fields Ltd. — ADR	33,394	388,038
Harmony Gold Mining Co. Ltd.	193	1,244
Harmony Gold Mining Co. Ltd. — ADR	28,797	186,029
Imperial Holdings Ltd.	52,136	1,135,129
Kumba Iron Ore Ltd.	7,411	499,065
Liberty Holdings Ltd.	11,438	147,229
Life Healthcare Group Holdings Ltd.	102,328	359,894
MMI Holdings Ltd.	163,409	422,553
Mr Price Group Ltd.	10,870	150,042
PPC Ltd.	25,750	94,278
Remgro Ltd.	537	9,785
Reunert Ltd.	40,920	341,282
The Spar Group Ltd.	10,080	132,617
Vodacom Group Ltd.	64,309	894,480
Woolworths Holdings Ltd.	238,770	1,696,611
		10,437,047

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2013	17

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
South Korea
Asiana Airlines, Inc.	57,480	$318,407
CJ O Shopping Co. Ltd.	4,095	1,112,740
Daelim Industrial Co. Ltd.	1,131	96,237
Dongkuk Steel Mill Co. Ltd.	27,450	329,026
Doosan Corp.	5,350	631,300
Doosan Infracore Co. Ltd.	27,230	402,853
E-Mart Co. Ltd.	1,950	433,111
Grand Korea Leisure Co. Ltd.	7,580	214,005
GS Retail Co. Ltd.	2,100	52,904
Haansoft, Inc.	18,562	318,855
Hanwha Corp.	20,570	631,506
Honam Petrochemical Corp.	520	120,668
Huvis Corp.	37,690	385,935
Hyosung Corp.	1,600	93,778
Hyundai Mobis	332	86,944
Hyundai Steel Co.	4,075	310,370
Hyundai Wia Corp.	472	63,705
Industrial Bank of Korea	2,630	29,717
KB Financial Group, Inc.	11,920	424,339
KEPCO Engineering & Construction Co., Inc.	4,617	339,741
Kia Motors Corp.	26,960	1,280,578
Korea Exchange Bank	50,730	353,107
Korea Investment Holdings Co. Ltd.	2,240	87,006
Korean Air Lines Co. Ltd.	3,750	156,576
LG Corp.	10,779	634,995
LG Display Co. Ltd.	16,590	445,498
Lotte Shopping Co. Ltd.	3,448	1,179,849
LS Industrial Systems Co. Ltd.	13,293	822,989
Macrogen, Inc.	9,428	250,328
Mirae Asset Securities Co. Ltd.	7,070	245,175
NEO Holdings Co. Ltd.	5,350	—
NHN Corp.	1,330	294,139
Paradise Co. Ltd.	27,954	493,012
Partron Co. Ltd.	33,000	641,133
Samsung Card Co.	11,680	384,130
Samsung Electro-Mechanics Co. Ltd.	907	76,414
Samsung Electronics Co. Ltd.	2,647	3,521,659
Samsung Engineering Co. Ltd.	1,119	159,726
Samsung Fire & Marine Insurance Co. Ltd.	899	181,937
Samsung Heavy Industries Co. Ltd.	1,040	36,544
Samsung Life Insurance Co. Ltd.	636	61,334
Silicon Works Co. Ltd.	5,575	103,250
SK Holdings Co. Ltd.	3,819	603,542
SK Networks Co. Ltd.	6,000	44,348
SK Telecom Co. Ltd. — ADR	17,732	300,557
SM Entertainment Co.	1,242	45,969
Woori Finance Holdings Co. Ltd.	29,380	345,441
Woori Investment & Securities Co. Ltd.	28,800	326,587
YG Entertainment, Inc.	2,079	119,432
		19,591,396
Taiwan
ASUSTek Computer, Inc.	127,000	1,455,489
Capella Microsystems Taiwan, Inc.	89,000	685,485
Capital Securities Corp.	393,000	153,269
Chimei Innolux Corp.	1,144,000	595,702
Chipbond Technology Corp.	224,000	460,886
CTCI Corp.	300,000	574,954
Delta Electronics, Inc.	385,000	1,394,861
Elan Microelectronics Corp.	27,000	50,101

	Shares	Value
Reference Entity — Long
Taiwan (concluded)
Eva Airways Corp.	1,059,000	$678,603
Far Eastern New Century Corp.	131,950	152,981
Far EasTone Telecommunications Co. Ltd.	498,000	1,267,047
Faraday Technology Corp.	402,000	504,230
Farglory Land Development Co. Ltd.	42,000	77,377
Formosa Plastics Corp.	99,000	268,994
Formosa Taffeta Co. Ltd.	315,000	304,080
Global Unichip Corp.	304,000	988,840
HTC Corp.	60,000	591,732
Integrated Memory Logic Ltd.	98,000	294,520
Novatek Microelectronics Corp.	114,000	453,582
Pou Chen Corp.	1,237,000	1,236,102
President Chain Store Corp.	553,000	2,988,789
Sercomm Corp.	70,000	103,729
Siliconware Precision Industries Co.	244,000	254,885
Silitech Technology Corp.	72,000	135,223
Taishin Financial Holding Co. Ltd.	171,639	68,024
Taiwan Mobile Co. Ltd.	134,000	476,788
Taiwan Semiconductor Manufacturing Co. Ltd.	285,000	976,616
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	36,811	653,027
Teco Electric and Machinery Co. Ltd.	427,000	355,239
Tong Hsing Electronic Industries Ltd.	81,000	312,352
Transcend Information, Inc.	181,000	494,841
Uni-President China Holdings Ltd.	561,000	658,204
Uni-President Enterprises Corp.	742,460	1,304,244
Wan Hai Lines Ltd.	225,000	122,713
Ways Technical Corp. Ltd.	93,000	252,260
		21,345,769
Thailand
Advanced Info Service PCL	388,200	2,733,803
Bangkok Dusit Medical Services PCL	13,800	61,549
BEC World PCL	901,700	2,192,262
CP ALL PCL	759,700	1,191,012
PTT Global Chemical PCL	1,327,400	3,561,100
		9,739,726
Turkey
BIM Birlesik Magazalar AS	18,357	890,068
Brisa Bridgestone Sabanci Sanayi ve Ticaret	51,000	152,529
Coca-Cola Icecek AS	3,797	92,323
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	851,948	1,506,347
Enka Insaat ve Sanayi AS	57,046	171,298
Eregli Demir ve Celik Fabrikalari TAS	254,373	361,681
Ford Otomotiv Sanayi AS	8,810	100,205
TAV Havalimanlari Holding AS	61,291	381,503
Tupras Turkiye Petrol Rafinerileri AS	1,548	42,700
Turk Hava Yollari	120,641	448,160
Turk Telekomunikasyon AS	17,077	71,613
Turkiye Is Bankasi (Isabank), C Shares	63,025	232,891
		4,451,318
United Kingdom
Antofagasta Plc	42,547	771,493
British American Tobacco Plc	8,412	436,348
Evraz Plc	600,261	2,748,405
Hochschild Mining Plc	3,382	22,678
Lonmin Plc	88,915	502,070

See Notes to Financial Statements.

18	BLACKROCK FUNDS	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
United Kingdom (concluded)
SABMiller Plc	20,655	$1,016,957
		5,497,951
Total Reference Entity — Long		155,288,718

Reference Entity — Short
Brazil
All America Latina Logistica SA	(16,300)	(70,967)
Anhanguera Educacional Participacoes SA	(20,900)	(406,696)
BR Malls Participacoes SA	(87,600)	(1,134,069)
BR Properties SA	(12,700)	(164,861)
CETIP SA — Mercador Organizados	(12,900)	(162,274)
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	(18,600)	(877,063)
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares — ADR	(4,136)	(197,453)
Cia Hering	(48,500)	(922,580)
Cosan SA Industria e Comercio	(11,500)	(271,424)
CPFL Energia SA — ADR	(14,614)	(302,656)
Diagnosticos da America SA	(57,500)	(408,580)
Fibria Celulose SA	(3,800)	(46,561)
Gerdau SA	(18,100)	(158,790)
Gerdau SA — ADR	(17,917)	(158,207)
Gol Linhas Aereas Inteligentes SA — ADR	(2,470)	(17,982)
Gol Linhas Aereas Inteligentes SA, Preference Shares	(12,800)	(93,139)
Hypermarcas SA	(245,800)	(2,123,062)
Klabin SA	(9,100)	(62,377)
Kroton Educacional SA	(187,200)	(4,596,922)
Localiza Rent a Car SA	(86,800)	(1,595,340)
MPX Energia SA	(210,800)	(1,044,817)
MRV Engenharia e Participacoes SA	(23,500)	(134,532)
Multiplan Empreendimentos Imobiliarios SA	(8,100)	(234,090)
Oi SA	(59,100)	(238,911)
Raia Drogasil SA	(193,500)	(2,162,038)
Telefonica Brasil SA — ADR	(65,952)	(1,660,671)
Tim Participacoes SA	(179,700)	(794,115)
		(20,040,177)
Canada
AuRico Gold, Inc.	(69,376)	(487,593)
Chile
Enersis SA — ADR	(123)	(2,417)
Latam Airlines Group SA — ADR	(52,717)	(1,291,039)
SACI Falabella	(1,801)	(20,932)
		(1,314,388)
China
Anhui Conch Cement Co. Ltd., Class H	(149,500)	(586,965)
BBMG Corp., Class H	(296,500)	(276,730)
Brilliance China Automotive Holdings Ltd.	(114,000)	(153,046)
China Communications Construction Co. Ltd., Class H	(146,000)	(148,427)
China Communications Services Corp. Ltd., Class H	(88,000)	(53,544)
China Life Insurance Co. Ltd., Class H	(89,000)	(297,032)
China Longyuan Power Group Corp., Class H	(324,000)	(271,528)
China National Building Material Co. Ltd., Class H	(388,000)	(619,264)

	Shares	Value
Reference Entity — Short
China (concluded)
China Pacific Insurance Group Co. Ltd., Class H	(9,600)	$(37,516)
China Railway Group Ltd., Class H	(51,000)	(29,084)
China Shanshui Cement Group Ltd.	(335,000)	(246,182)
China Shipping Development Co. Ltd., Class H	(1,904,000)	(1,049,076)
CITIC Securities Co. Ltd.	(32,500)	(86,768)
Country Garden Holdings Co. Ltd.	(883,000)	(470,476)
Guangzhou Automobile Group Co. Ltd., Class H	(42,000)	(35,164)
Hengan International Group Co. Ltd.	(8,500)	(85,262)
Jiangxi Copper Co. Ltd., Class H	(23,000)	(62,444)
Metallurgical Corp. of China Ltd., Class H	(3,474,000)	(730,412)
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	(20,000)	(19,319)
Sinopec Shanghai Petrochemical Co. Ltd., Class H	(482,000)	(178,889)
Soho China Ltd.	(129,000)	(116,115)
Zhaojin Mining Industry Co. Ltd., Class H	(21,500)	(32,356)
Zhongsheng Group Holdings Ltd.	(434,000)	(649,268)
		(6,234,867)
Czech Republic
Telefonica Czech Republic AS	(163,942)	(2,834,707)
Hong Kong
China Agri-Industries Holdings Ltd.	(427,000)	(260,895)
China Everbright International Ltd.	(5,163,000)	(2,845,818)
China Mengniu Dairy Co. Ltd.	(36,000)	(105,319)
China Merchants Holdings International Co. Ltd.	(6,000)	(21,266)
China Resources Cement Holdings Ltd.	(116,000)	(74,306)
China Resources Land Ltd.	(188,000)	(572,527)
China State Construction International Holdings Ltd.	(746,000)	(979,372)
Dah Chong Hong Holdings Ltd.	(321,000)	(371,083)
Franshion Properties China Ltd.	(202,000)	(74,276)
Kingboard Chemical Holdings Ltd.	(61,500)	(202,955)
Lee & Man Paper Manufacturing Ltd.	(135,000)	(91,113)
Shanghai Industrial Holdings Ltd.	(39,000)	(138,520)
		(5,737,450)
Hungary
Richter Gedeon Nyrt	(327)	(56,314)
Indonesia
Astra International Tbk PT	(585,000)	(441,686)
Gudang Garam Tbk PT	(27,500)	(146,422)
		(588,108)
Israel
Teva Pharmaceutical Industries Ltd. — ADR	(36,013)	(1,368,134)
Luxembourg
Kernel Holding SA	(3,452)	(77,571)
Malaysia
Genting Bhd	(468,100)	(1,430,958)
Genting Malaysia Bhd	(158,400)	(187,134)
Genting Plantations Bhd	(7,100)	(18,821)
IOI Corp. Bhd	(371,300)	(593,979)
Kuala Lumpur Kepong Bhd	(27,400)	(191,368)
MISC Bhd	(13,500)	(19,335)
PPB Group Bhd	(7,000)	(28,072)
Sime Darby Bhd	(200,000)	(598,868)
UEM Land Holdings Bhd	(18,700)	(13,244)
		(3,081,779)

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2013	19

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Short
Mexico
Cemex SAB de CV — ADR	(76,181)	$(826,564)
Minera Frisco SAB de CV, Series A1	(13,100)	(56,214)
		(882,778)
Peru
Cia de Minas Buenaventura SA — ADR	(33,671)	(996,325)
Philippines
Philippine Long Distance Telephone Co. — ADR	(28,839)	(1,986,142)
Poland
Telekomunikacja Polska SA	(67,362)	(261,565)
Russia
NovaTek OAO — GDR	(784)	(91,749)
Uralkali OJSC — GDR	(27,128)	(1,032,227)
X5 Retail Group NV — GDR	(9,421)	(160,089)
		(1,284,065)
South Africa
African Rainbow Minerals Ltd.	(21,185)	(477,045)
Aspen Pharmacare Holdings Ltd.	(145,915)	(2,686,857)
Aveng Ltd.	(367,862)	(1,285,160)
Clicks Group Ltd.	(53,966)	(361,696)
Discovery Holdings Ltd.	(154,597)	(1,143,370)
Exxaro Resources Ltd.	(50,877)	(999,137)
Foschini Group Ltd.	(83,193)	(1,089,000)
Growthpoint Properties Ltd.	(1,174,222)	(3,306,743)
Impala Platinum Holdings Ltd.	(16,944)	(307,111)
Investec Ltd.	(56,782)	(410,292)
Massmart Holdings Ltd.	(110,975)	(2,265,580)
Sanlam Ltd.	(52,898)	(268,425)
Sasol Ltd. — ADR	(2,399)	(103,709)
Shoprite Holdings Ltd.	(78,518)	(1,477,536)
Steinhoff International Holdings Ltd.	(7,292)	(22,129)
Tiger Brands Ltd.	(54,373)	(1,788,512)
Truworths International Ltd.	(112,609)	(1,279,692)
		(19,271,994)
South Korea
Amorepacific Corp.	(1,518)	(1,526,072)
Cheil Industries, Inc.	(25,183)	(2,018,794)
CJ CheilJedang Corp.	(1,273)	(433,707)
CJ Corp.	(2,129)	(243,935)
Com2uSCorp	(1,976)	(66,394)
Daewoo International Corp.	(2,550)	(87,121)
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	(33,830)	(926,201)
Daum Communications Corp.	(1,679)	(157,449)
GS Engineering & Construction Corp.	(16,066)	(821,676)
Hyundai Development Co.	(89,230)	(1,913,259)
Hyundai Engineering & Construction Co. Ltd.	(6,187)	(389,759)
Hyundai Mipo Dockyard	(2,274)	(244,487)
Interflex Co. Ltd.	(153)	(5,433)
Kolon Industries, Inc.	(4,106)	(232,387)
Korea Aerospace Industries Ltd.	(2,800)	(64,920)
Korea Electric Power Corp. — ADR	(45,901)	(688,974)
Korea Gas Corp.	(8,050)	(493,065)
Korea Zinc Co. Ltd.	(1,082)	(381,519)
LG Fashion Corp.	(37,260)	(971,762)
LG Household & Health Care Ltd.	(838)	(466,902)
LG Uplus Corp.	(125,950)	(941,670)
LS Corp.	(2,286)	(192,096)

	Shares	Value
Reference Entity — Short
South Korea (concluded)
Melfas, Inc.	(1,247)	$(21,538)
NCSoft Corp.	(1,719)	(217,820)
Nexen Tire Corp.	(2,000)	(23,229)
S-Oil Corp.	(265)	(23,838)
S1 Corp.	(1,362)	(81,690)
Samsung C&T Corp.	(6,290)	(366,347)
Samsung SDI Co. Ltd.	(856)	(112,028)
Samsung Techwin Co. Ltd.	(14,349)	(759,074)
Sapphire Technology Co. Ltd.	(797)	(20,641)
Seohee Construction Co. Ltd.	(86,284)	(73,929)
Seoul Semiconductor Co. Ltd.	(4,834)	(120,126)
SK Hynix, Inc.	(70,090)	(1,568,691)
STS Semiconductor & Telecommunications	(9,599)	(49,476)
Wonik IPS Co. Ltd.	(507)	(2,207)
		(16,708,216)
Taiwan
Advanced Semiconductor Engineering, Inc. —ADR	(14,239)	(56,814)
Airtac International Group	(5,000)	(29,239)
Asia Cement Corp.	(434,000)	(552,449)
AU Optronics Corp. — ADR	(127,975)	(509,340)
Cheng Uei Precision Industry Co. Ltd.	(609)	(1,148)
China Development Financial Holding Corp.	(199,000)	(55,037)
Chunghwa Telecom Co. Ltd.	(359,000)	(1,144,027)
Chunghwa Telecom Co. Ltd. — ADR	(58,563)	(1,872,259)
Coretronic Corp.	(7,000)	(5,425)
Formosa Chemicals & Fibre Corp.	(154,000)	(418,536)
Highwealth Construction Corp.	(5,000)	(10,393)
Hon Hai Precision Industry Co. Ltd.	(12,100)	(34,642)
Hotai Motor Co. Ltd.	(45,000)	(359,156)
Hua Nan Financial Holdings Co. Ltd.	(1,213,000)	(700,559)
Kinsus Interconnect Technology Corp.	(73,000)	(229,231)
Macronix International	(383,937)	(110,433)
Nan Kang Rubber Tire Co. Ltd.	(25,933)	(30,408)
Nan Ya Plastics Corp.	(444,000)	(903,272)
Synnex Technology International Corp.	(80,000)	(162,403)
TSRC Corp.	(93,500)	(189,845)
Walsin Lihwa Corp.	(288,000)	(97,148)
WPG Holdings Ltd.	(244,000)	(328,770)
Yuanta Financial Holding Co. Ltd.	(841,000)	(456,085)
Yulon Motor Co. Ltd.	(28,000)	(51,970)
		(8,308,589)
Thailand
Bangchak Petroleum PCL	(154,100)	(186,036)
Charoen Pokphand Foods PCL	(3,709,900)	(4,416,548)
Jasmine International PCL	(2,736,100)	(550,523)
Siam Commercial Bank PCL	(32,400)	(194,487)
Total Access Communication PCL	(20,100)	(58,305)
		(5,405,899)
Turkey
Akbank TAS	(13,578)	(68,662)
Anadolu Efes Biracilik Ve Malt Sanayii	(5,067)	(75,693)
Arcelik	(420,332)	(2,748,439)
Dogan Sirketler Grubu Holding	(1,981,016)	(1,217,033)
Haci Omer Sabanci Holding	(204,350)	(1,177,623)
KOC Holding AS	(309,181)	(1,613,314)
Turkcell Iletisim Hizmetleri	(352,880)	(2,205,314)
Turkcell Iletisim Hizmetleri AS — ADR	(53,348)	(834,363)

See Notes to Financial Statements.

20	BLACKROCK FUNDS	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Short
Turkey (concluded)
Turkiye Vakiflar Bankasi Tao	(258,071)	$(754,125)
		(10,694,566)
United Kingdom
Anglo American Plc	(41,506)	(1,245,981)
BHP Billiton Plc	(50,284)	(1,726,372)
		(2,972,353)
United States
AES Corp.	(111,922)	(1,213,235)
NII Holdings, Inc.	(128,357)	(898,499)
		(2,111,734)
Total Reference Entity — Short		(112,705,314)
Net Value of Reference Entity — Morgan Stanley & Co., Inc.		$42,583,404

The following table represents the individual long and short positions and related values of the basket of equity securities underlying the total return swap with UBS AG as of January 31, 2013:

Reference Entity — Long
Argentina
Banco Macro SA — ADR	13,429	223,593
Ternium SA — ADR	15,239	360,097
		583,690
Brazil
AES Tiete SA, Preference Shares	56,100	584,566
Amil Participacoes SA	43,100	675,713
Banco Bradesco SA — ADR	19,220	353,264
Banco do Brasil SA	47,100	577,116
Banco Santander Brasil SA	44,300	325,907
BM&F Bovespa SA	152,900	1,070,342
Cia de Bebidas das Americas, Preference Shares	97,100	4,573,772
Cia de Bebidas das Americas, Preference Shares — ADR	30,062	1,414,718
Cia Energetica de Minas Gerais — ADR	7,409	81,350
Cia Energetica de Minas Gerais, Preference Shares	18,000	195,244
Cia Energetica de Sao Paulo, Preference B Shares	45,200	448,516
Cia Siderurgica Nacional SA	130,500	704,484
Cia Siderurgica Nacional SA — ADR	62,470	339,212
Cielo SA	2,800	79,190
Duratex SA	84,000	583,805
Gafisa SA	136,800	341,425
Gafisa SA — ADR	50,857	250,216
Itau Unibanco Holding SA, Preference Shares	18,400	317,392
Itau Unibanco Holdings SA — ADR	2,925	50,398
Itausa — Investimentos Itau SA, Preference Shares	96,710	489,536
Lojas Americanas SA, Preference Shares	65,300	582,710
Marfrig Alimentos SA	102,000	525,021
Metalurgica Gerdau SA, Preference Shares	23,300	260,806
Multiplus SA	41,300	887,659
Natura Cosmeticos SA	39,100	1,054,395
Odontoprev SA	246,800	1,257,951

	Shares	Value
Reference Entity — Long
Brazil (concluded)
PDG Realty SA Empreendimentos e Participacoes	157,000	$249,137
Porto Seguro SA	27,300	327,652
Rossi Residencial SA	273,000	575,790
Souza Cruz SA	92,000	1,522,284
Sul America SA	8,800	82,284
Totvs SA	2,200	47,914
Tractebel Energia SA	65,800	1,169,389
Vale SA, Preference ‘A’ Shares	43,800	851,214
		22,850,372
Canada
Coeur d’Alene Mines Corp.	7,477	162,251
Methanex Corp.	26,079	937,892
		1,100,143
Chile
AES Gener SA	562,074	386,117
Aguas Andinas SA, Series A	1,266,313	930,027
Banco de Credito e Inversiones	2,153	168,138
Cia Cervecerias Unidas SA	18,904	305,777
ENTEL Chile SA	101,990	2,210,324
Sociedad Quimica y Minera de Chile SA — ADR	15,566	884,771
Sociedad Quimica y Minera de Chile SA, Series B	4,832	275,341
		5,160,495
China
Agile Property Holdings Ltd.	46,000	65,266
Agricultural Bank of China Ltd., Class H	290,000	157,921
Air China Ltd., Class H	196,000	168,091
Anta Sports Products Ltd.	424,000	395,792
Bank of China Ltd., Class H	915,000	450,834
Bank of Communications Co. Ltd., Class H	59,000	50,088
Beijing Capital International Airport Co. Ltd., Class H	1,026,000	854,288
China BlueChemical Ltd.	816,000	586,273
China Construction Bank, Class H	978,000	843,653
China Merchants Bank Co. Ltd.	72,000	172,593
China Minsheng Banking Corp. Ltd., Class H	68,000	97,636
China Mobile Ltd.	124,500	1,361,308
China Oilfield Services Ltd., Class H	464,000	1,004,621
China Petroleum & Chemical Corp., Class H	148,000	179,567
China Shenhua Energy Co. Ltd., Class H	42,500	182,754
China Telecom Corp. Ltd., Class H	3,102,000	1,689,501
CNOOC Ltd.	232,000	477,429
Dongfeng Motor Group Co. Ltd., Class H	1,506,000	2,464,984
ENN Energy Holdings Ltd.	72,000	344,924
Golden Eagle Retail Group Ltd.	312,000	671,997
Guangzhou R&F Properties Co. Ltd., Class H	19,600	35,573
Industrial and Commercial Bank of China Ltd., Class H	1,208,000	909,756
Intime Department Store Group Co. Ltd.	250,000	328,855
Jiangsu Expressway Co. Ltd., Class H	584,000	602,169
Lenovo Group Ltd.	670,000	697,877
Parkson Retail Group Ltd.	94,500	72,890
Sany Heavy Equipment International Holdings Co. Ltd.	470,000	223,053
Shanghai Electric Group Co. Ltd., Class H	1,790,000	741,026
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	112,800	225,764

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2013	21

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
China (concluded)
Sun Art Retail Group Ltd.	156,000	$226,887
Tingyi Cayman Islands Holding Corp.	140,000	393,248
Tsingtao Brewery Co. Ltd., Class H	84,000	485,519
Wumart Stores, Inc., Class H	106,000	211,656
Yanzhou Coal Mining Co. Ltd.	164,000	279,449
Zhejiang Expressway Co. Ltd.	18,000	15,989
Zijin Mining Group Co. Ltd., Class H	540,000	207,966
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	757,000	1,030,341
		18,907,538
Colombia
Petrominerales Ltd.	33,870	301,550
Czech Republic
CEZ AS	85,429	2,770,456
Egypt
Telecom Egypt Co.	44,033	95,080
Hong Kong
Belle International Holdings Ltd.	294,000	653,896
Bosideng International Holdings Ltd.	1,574,000	446,544
China Everbright Ltd.	28,000	52,773
China Resources Enterprise Ltd.	382,000	1,369,666
Citic Pacific Ltd.	346,000	556,530
COSCO Pacific Ltd.	132,000	214,211
Dongyue Group	132,000	88,178
GOME Electrical Appliances Holdings Ltd.	2,880,000	345,962
Guangdong Investment Ltd.	398,000	330,400
Haier Electronics Group Co. Ltd.	168,000	280,090
Huabao International Holdings Ltd.	295,000	161,093
Kunlun Energy Co. Ltd.	40,000	83,133
KWG Property Holding Ltd.	857,000	650,343
MMG Ltd.	1,280,000	518,340
Skyworth Digital Holdings Ltd.	1,334,000	811,459
Want Want China Holdings Ltd.	138,000	182,827
		6,745,445
Hungary
Magyar Telekom Plc	689,671	1,302,366
MOL Hungarian Oil and Gas Plc	558	48,040
OTP Bank Plc	41,208	886,164
		2,236,570
Indonesia
Astra Agro Lestari Tbk PT	194,500	376,507
Indo Tambangraya Megah Tbk PT	54,000	229,877
Indocement Tunggal Prakarsa Tbk PT	398,500	889,952
Kalbe Farma Tbk PT	967,000	108,133
Perusahaan Gas Negara Persero Tbk PT	2,240,500	1,075,620
Semen Gresik Persero Tbk PT	236,000	381,927
Telekomunikasi Indonesia Persero Tbk PT	208,000	208,324
Telekomunikasi Indonesia Tbk PT — ADR	23,982	950,886
Unilever Indonesia Tbk PT	138,000	312,530
		4,533,756
Israel
Check Point Software Technologies Ltd.	26,100	1,305,000
Israel Chemicals Ltd.	43,773	581,378
		1,886,378

	Shares	Value
Reference Entity — Long
Luxembourg
Millicom International Cellular SA	5,634	$518,328
Malaysia
Berjaya Sports Toto Bhd	360,073	504,308
British American Tobacco Malaysia Bhd	49,400	912,056
DiGi.Com Bhd	1,197,600	1,896,482
Lafarge Malayan Cement Bhd	255,300	764,174
Tenaga Nasional Bhd	277,800	626,417
UMW Holdings Bhd	86,100	336,419
		5,039,856
Mexico
Alfa SA, Class A	1,138,700	2,734,220
America Movil SAB de CV, Series L	1,021,900	1,283,543
Banco Latinoamericana De Comercio Exterior SA	5,698	132,194
Fomento Economico Mexicano SA de CV	92,100	994,479
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	107,600	670,416
Grupo Carso SAB de CV, Series A1	217,872	1,057,779
Grupo Televisa SAB, Series CPO	90,300	505,952
Grupo Televisa SAB — ADR	2,245	62,882
Industrias Penoles SAB de CV	4,975	244,364
		7,685,829
Peru
Southern Copper Corp.	28,599	1,126,515
Philippines
Aboitiz Power Corp.	833,200	780,659
Ayala Land, Inc.	908,300	647,454
Manila Electric Co.	19,730	140,893
SM Prime Holdings, Inc.	147,300	63,471
		1,632,477
Poland
Enea SA	13,037	64,443
KGHM Polska Miedz SA	26,464	1,619,367
PGE SA	65,164	359,390
Powszechny Zaklad Ubezpieczen SA	1,323	174,372
Synthos SA	47,417	80,480
Tauron Polska Energia SA	84,607	129,354
		2,427,406
Russia
AK Transneft OAO, Preference Shares	75	176,332
Gazprom OAO	149,210	705,679
IDGC Holding JSC	4,222,000	308,398
LSR Group — GDR	30,981	155,370
Lukoil OAO	5,876	395,557
Lukoil OAO — ADR	14,000	944,012
Mechel — ADR	96,080	648,540
Pharmstandard OJSC — GDR	10,294	200,012
Rosneft Oil Co.	21,250	189,158
Sberbank RF	146,120	532,947
Severstal OAO	17,400	218,444
Severstal OAO — GDR	50,771	633,299
Sistema JSFC -GDR	8,370	183,717
TMK OAO — GDR	4,723	71,911
		5,363,376

See Notes to Financial Statements.

22	BLACKROCK FUNDS	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
South Africa
AngloGold Ashanti Ltd.	4,575	$127,884
AVI Ltd.	5,381	32,906
Barloworld Ltd.	6,864	64,234
Bidvest Group Ltd.	22,454	536,029
FirstRand Ltd.	555,866	2,004,122
Gold Fields Ltd. — ADR	52,448	609,446
Harmony Gold Mining Co. Ltd.	6,403	41,263
Harmony Gold Mining Co. Ltd. — ADR	13,510	87,274
Imperial Holdings Ltd.	73,691	1,604,435
Kumba Iron Ore Ltd.	1,116	75,153
Liberty Holdings Ltd.	12,553	161,581
Life Healthcare Group Holdings Ltd.	206,163	725,089
MMI Holdings Ltd.	163,382	422,483
Mr. Price Group Ltd.	22,656	312,729
Nedbank Group Ltd.	12,338	267,735
PPC Ltd.	37,619	137,734
Redefine Properties Ltd.	183,707	196,955
Remgro Ltd.	35,678	650,103
Sappi Ltd.	242,639	848,224
The Spar Group Ltd.	34,266	450,818
Vodacom Group Ltd.	182,868	2,543,528
Woolworths Holdings Ltd.	287,897	2,045,689
		13,945,414
South Korea
Asiana Airlines, Inc.	27,610	152,944
CJ O Shopping Co. Ltd.	3,865	1,050,242
Daelim Industrial Co. Ltd.	1,574	133,932
Daewoo Engineering & Construction Co. Ltd.	11,830	98,356
Daewoo Securities Co. Ltd.	9,160	100,516
Dongbu Insurance Co. Ltd.	45,960	1,971,892
Doosan Corp.	4,082	481,676
Doosan Heavy Industries & Construction Co. Ltd.	1	43
E-Mart Co. Ltd.	2,568	570,374
EG Corp.	2,522	88,736
Grand Korea Leisure Co. Ltd.	14,750	416,434
GS Retail Co. Ltd.	2,520	63,485
Haansoft, Inc.	10,096	173,427
Hankook Tire Co. Ltd.	607	9,424
Hankook Tire Co. Ltd.	2,093	86,076
Hanwha Chemical Corp.	27,890	493,274
Hanwha Corp.	13,370	410,464
Himart Co. Ltd.	863	58,205
Huvis Corp.	19,350	198,138
Hyundai Hysco Co. Ltd.	1,480	51,224
Hyundai Mobis	261	68,351
Hyundai Wia Corp.	8,432	1,138,043
Industrial Bank of Korea	7,780	87,907
KEPCO Engineering & Construction Co., Inc.	1,037	76,307
Kia Motors Corp.	32,308	1,534,604
Korea Exchange Bank	84,370	587,259
Korea Investment Holdings Co. Ltd.	1,080	41,949
Korean Air Lines Co. Ltd.	22,270	929,855
Kumho Petrochemical Co. Ltd.	607	66,397
LG Corp.	1,054	62,092
LG Display Co. Ltd.	33,580	901,738
Lotte Confectionery Co. Ltd.	36	56,961
LS Industrial Systems Co. Ltd.	674	41,728
Macrogen, Inc.	8,940	237,371

	Shares	Value
Reference Entity — Long
South Korea (concluded)
Mirae Asset Securities Co. Ltd.	12,500	$433,478
NEO Holdings Co. Ltd.	4,082	—
Orion Corp.	1,004	938,437
Paradise Co. Ltd.	7,485	132,010
Partron Co. Ltd.	5,920	115,015
POSCO	253	82,706
Samsung Card Co.	7,340	241,397
Samsung Electro-Mechanics Co. Ltd.	1,722	145,078
Samsung Electronics Co. Ltd.	826	1,098,938
Samsung Engineering Co. Ltd.	5,633	804,054
Samsung Fine Chemicals Co. Ltd.	2,369	114,655
Samsung Heavy Industries Co. Ltd.	55,160	1,938,230
Silicon Works Co. Ltd.	4,752	88,008
SK Holdings Co. Ltd.	2,803	442,977
SK Networks Co. Ltd.	14,900	110,130
STX Offshore & Shipbuilding Co. Ltd.	56,340	360,780
Woori Finance Holdings Co. Ltd.	110,330	1,297,227
Woori Investment & Securities Co. Ltd.	19,250	218,291
YG Entertainment, Inc.	1,477	84,849
		21,085,684
Taiwan
ALI Corp.	421,000	467,518
ASUSTek Computer, Inc.	46,000	527,185
Capella Microsystems Taiwan, Inc.	147,000	1,132,206
Capital Securities Corp.	194,000	75,659
Cathay Financial Holding Co. Ltd.	34,000	37,907
Chang Hwa Commercial Bank	84,530	46,698
Cheng Shin Rubber Industry Co. Ltd.	157,000	410,275
Chicony Electronics Co. Ltd.	564,000	1,562,811
Chimei Innolux Corp.	281,000	146,322
Chipbond Technology Corp.	328,000	674,869
CTCI Corp.	279,000	534,707
E.Sun Financial Holding Co. Ltd.	140,000	80,193
Elan Microelectronics Corp.	510,000	946,350
Eva Airways Corp.	1,085,000	695,264
Far Eastern New Century Corp.	222,310	257,743
Far EasTone Telecommunications Co. Ltd.	521,000	1,325,565
Faraday Technology Corp.	361,000	452,804
Farglory Land Development Co. Ltd.	121,000	222,920
Formosa Taffeta Co. Ltd.	139,000	134,181
Global Unichip Corp.	21,000	68,308
Integrated Memory Logic Ltd.	141,000	423,749
Largan Precision Co. Ltd.	6,000	157,005
Mega Financial Holding Co. Ltd.	305	250
Merida Industry Co. Ltd.	235,000	1,073,948
Novatek Microelectronics Corp.	280,000	1,114,061
Phison Electronics Corp.	113,000	763,831
Pou Chen Corp.	1,125,000	1,124,184
President Chain Store Corp.	77,000	416,161
Radiant Opto-Electronics Corp.	67,901	263,592
Sercomm Corp.	322,000	477,151
Standard Foods Corp.	40,000	111,788
Taishin Financial Holding Co. Ltd.	1,697,501	672,754
Taiwan Fertilizer Co. Ltd.	283,000	702,366
Taiwan Mobile Co. Ltd.	248,000	882,413
Taiwan Semiconductor Manufacturing Co. Ltd.	256,000	877,241
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	52,353	928,742
Teco Electric and Machinery Co. Ltd.	494,000	410,979
Tong Hsing Electronic Industries Ltd.	88,000	339,345

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2013	23

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
Taiwan (concluded)
Uni-President China Holdings Ltd.	849,000	$996,106
Uni-President Enterprises Corp.	1,439,050	2,527,911
Wan Hai Lines Ltd.	792,000	431,950
Ways Technical Corp. Ltd.	84,000	227,848
Yang Ming Marine Transport Corp.	344,000	166,232
		24,889,092
Thailand
Advanced Info Service PCL	141,600	997,183
Airports of Thailand PCL	408,200	1,444,168
BEC World PCL	141,300	343,536
CP ALL PCL	311,100	487,724
PTT Global Chemical PCL	721,800	1,936,419
Thai Airways International PCL	70,700	54,769
		5,263,799
Turkey
BIM Birlesik Magazalar AS	21,644	1,049,443
Brisa Bridgestone Sabanci Sanayi ve Ticaret	102,000	305,057
Coca-Cola Icecek AS	27,036	657,371
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	374,591	662,322
Enka Insaat ve Sanayi AS	392,196	1,177,686
Eregli Demir ve Celik Fabrikalari TAS	342,356	486,780
Ford Otomotiv Sanayi AS	14,468	164,559
TAV Havalimanlari Holding AS	244,032	1,518,966
Turk Hava Yollari	176,362	655,154
Turk Telekomunikasyon AS	84,457	354,174
Turkiye Is Bankasi (Isabank), C Shares	239,013	883,207
		7,914,719
United Kingdom
Antofagasta Plc	3,890	70,536
British American Tobacco Plc	1,509	78,275
Evraz Plc	40,863	187,098
Hochschild Mining Plc	8,106	54,356
Lonmin Plc	31,952	180,421
SABMiller Plc	7,461	367,345
		938,031
Total Reference Entity — Long		165,001,999

Reference Entity — Short
Brazil
BR Malls Participacoes SA	(400)	(5,178)
BR Properties SA	(35,800)	(464,725)
Bradespar SA Preference Shares	(63,521)	(985,343)
BRF — Brasil Foods SA — ADR	(14,135)	(313,797)
CETIP SA — Mercador Organizados	(9,300)	(116,989)
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares — ADR	(93,900)	(4,482,786)
Cia de Transmissao de Energia Eletrica Paulista	(8,300)	(145,881)
CPFL Energia SA — ADR	(58,590)	(1,213,399)
Diagnosticos da America SA	(20,500)	(145,668)
Fibria Celulose SA — ADR	(37,519)	(462,984)
Gerdau SA — ADR	(115,000)	(1,015,450)
Gol Linhas Aereas Inteligentes SA — ADR	(203,518)	(1,481,611)
Gol Linhas Aereas Inteligentes SA, Preference Shares	(5,400)	(39,293)
HRT Participacoes em Petroleo SA	(64,200)	(120,898)
Hypermarcas SA	(48,000)	(414,593)

	Shares	Value
Reference Entity — Short
Brazil (concluded)
Iochpe-Maxion SA	(119,700)	$(1,568,870)
Oi SA	(29,476)	(119,156)
Raia Drogasil SA	(99,300)	(1,109,511)
Telefonica Brasil SA — ADR	(13,282)	(334,441)
		(14,540,573)
Canada
AuRico Gold, Inc.	(54,335)	(381,881)
Pan American Silver Corp.	(12,157)	(212,327)
		(594,208)
Chile
Colbun SA	(2,135,079)	(673,413)
E.CL SA	(103,156)	(243,652)
Empresa Nacional de Electricidad SA — ADR	(27,921)	(1,441,003)
Empresas CMPC SA	(72,379)	(280,517)
Enersis SA — ADR	(2,008)	(39,457)
Latam Airlines Group SA	(29,820)	(737,116)
Latam Airlines Group SA — ADR	(123,179)	(3,016,654)
SACI Falabella	(59,181)	(687,808)
Vina Concha y Toro SA	(74,700)	(149,756)
		(7,269,376)
China
Aluminum Corp. of China Ltd. — ADR	(7,499)	(89,988)
Angang Steel Co. Ltd., Class H	(206,000)	(152,544)
Anhui Conch Cement Co. Ltd., Class H	(585,500)	(2,298,784)
Baoxin Auto Group Ltd.	(90,500)	(94,037)
BBMG Corp., Class H	(647,500)	(604,326)
Brilliance China Automotive Holdings Ltd.	(1,078,000)	(1,447,223)
China Communications Construction Co. Ltd., Class H	(501,000)	(509,327)
China Life Insurance Co. Ltd., Class H	(30,000)	(100,123)
China National Building Material Co. Ltd., Class H	(458,000)	(730,987)
China Pacific Insurance Group Co. Ltd., Class H	(66,200)	(258,703)
China Railway Group Ltd.	(294,000)	(167,664)
China Shanshui Cement Group Ltd.	(89,000)	(65,404)
China Shipping Development Co. Ltd., Class H	(1,784,000)	(982,958)
China ZhengTong Auto Services Holdings Ltd.	(17,500)	(15,588)
CITIC Securities Co. Ltd.	(217,000)	(579,342)
Country Garden Holdings Co. Ltd.	(467,527)	(249,106)
Daphne International Holdings Ltd.	(264,000)	(339,881)
Guangzhou Automobile Group Co. Ltd., Class H	(516,000)	(432,021)
Hengan International Group Co. Ltd.	(10,500)	(105,324)
Metallurgical Corp. of China Ltd., Class H	(3,332,000)	(700,556)
PetroChina Co. Ltd., Class H	(50,000)	(70,903)
Ping An Insurance Group Co., Class H	(31,500)	(282,623)
Shandong Weigao Group Medical Polymer Co. Ltd.	(1,876,000)	(1,812,125)
Shui On Land Ltd.	(357,500)	(173,382)
Sino-Ocean Land Holdings Ltd.	(87,500)	(69,893)
Weichai Power Co. Ltd., Class H	(169,800)	(700,694)
Zhongsheng Group Holdings Ltd.	(591,500)	(884,889)
Zhuzhou CSR Times Electric Co. Ltd.	(15,000)	(48,066)
		(13,966,461)
Hong Kong
Beijing Enterprises Holdings Ltd.	(17,500)	(126,175)
China Agri-Industries Holdings Ltd.	(377,100)	(230,407)
China Everbright International Ltd.	(625,000)	(344,497)
China Mengniu Dairy Co. Ltd.	(86,000)	(251,596)
See Notes to Financial Statements.

24	BLACKROCK FUNDS	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Short
Hong Kong (concluded)
China Merchants Holdings International Co. Ltd.	(66,000)	$(233,931)
China Overseas Land & Investment Ltd.	(36,000)	(111,654)
China Resources Cement Holdings Ltd.	(1,638,000)	(1,049,259)
China Resources Land Ltd.	(152,000)	(462,894)
China State Construction International Holdings Ltd.	(1,778,000)	(2,334,213)
Chow Tai Fook Jewellery Group Ltd.	(213,200)	(339,656)
Dah Chong Hong Holdings Ltd.	(52,000)	(60,113)
Franshion Properties China Ltd.	(378,000)	(138,992)
Kingboard Chemical Holdings Ltd.	(9,000)	(29,701)
Shanghai Industrial Holdings Ltd.	(122,000)	(433,319)
Yingde Gases	(70,500)	(79,087)
Yuexiu Property Co. Ltd.	(656,000)	(234,426)
		(6,459,920)
Hungary
Richter Gedeon Nyrt	(10,175)	(1,752,291)
India
Larsen & Toubro Ltd. — GDR	(1,993)	(58,007)
Indonesia
Astra International Tbk PT	(290,000)	(218,956)
Israel
Avner Oil Exploration LLP	(566,370)	(381,906)
Bezeq The Israeli Telecommunication Corp. Ltd.	(863,618)	(1,012,086)
Isramco Negev 2 LP	(2,217,420)	(365,899)
		(1,759,891)
Malaysia
Genting Bhd	(220,200)	(673,140)
Maxis Bhd	(1,001,000)	(2,052,259)
Sime Darby Bhd	(259,400)	(776,732)
UEM Land Holdings Bhd	(126,400)	(89,521)
		(3,591,652)
Mexico
Arca Continental SAB de CV	(3,100)	(23,640)
Cemex SAB de CV — ADR	(22,200)	(240,870)
Cemex SAB de CV	(12,100)	(13,200)
Coca-Cola Femsa SAB de CV — ADR	(4,343)	(686,541)
El Puerto de Liverpool SAB de CV	(22,900)	(253,790)
Genomma Lab Internacional SAB de CV, Series B	(164,900)	(376,500)
Grupo Financiero Banorte SAB de CV	(16,500)	(113,771)
Grupo Financiero Inbursa SAB de CV	(23,300)	(65,293)
Grupo Modelo SAB de CV	(59,400)	(505,442)
Kimberly-Clark de Mexico SAB de CV	(16,800)	(47,026)
Mexichem SAB de CV	(559,500)	(3,164,806)
Minera Frisco SAB de CV, Class A1	(262,900)	(1,128,138)
		(6,619,017)
Philippines
GT Capital Holdings, Inc.	(19,040)	(322,208)
Philippine Long Distance Telephone Co. — ADR	(26,069)	(1,795,372)
		(2,117,580)
Poland
Powszechna Kasa Oszczednosci Bank Polski SA	(53,167)	(594,403)
Telekomunikacja Polska SA	(31,281)	(121,463)
		(715,866)

	Shares	Value
Reference Entity — Short
Russia
Magnit OJSC — GDR	(15,235)	$(676,279)
MMC Norilsk Nickel OJSC — ADR	(278,950)	(5,557,043)
NovaTek OAO — GDR	(3,652)	(427,381)
Uralkali OJSC — GDR	(88,665)	(3,373,726)
		(10,034,429)
South Africa
ArcelorMittal South Africa Ltd.	(22,455)	(88,074)
Aspen Pharmacare Holdings Ltd.	(168)	(3,093)
Clicks Group Ltd.	(13,511)	(90,555)
Discovery Holdings Ltd.	(36,954)	(273,305)
Exxaro Resources Ltd.	(1,476)	(28,986)
Foschini Group Ltd.	(3,218)	(42,124)
Northam Platinum Ltd.	(2,512)	(10,291)
Sasol Ltd. — ADR	(3,466)	(149,835)
Steinhoff International Holdings Ltd.	(20,844)	(63,255)
		(749,518)
South Korea
Amorepacific Corp.	(206)	(207,095)
Cheil Worldwide, Inc.	(28,420)	(584,875)
Com2uSCorp	(3,808)	(127,949)
Cosmax, Inc.	(16,880)	(646,392)
Daewoo International Corp.	(6,480)	(221,390)
Daou Technology, Inc.	(12,490)	(192,312)
Daum Communications Corp.	(770)	(72,207)
Dongyang Mechatronics Corp.	(6,250)	(63,162)
Hanjin Heavy Industries & Construction Co. Ltd.	(2,240)	(20,166)
Hotel Shilla Co. Ltd.	(20,227)	(852,405)
Hyundai Development Co.	(5,850)	(125,435)
Hyundai Mipo Dockyard	(947)	(101,816)
Infraware, Inc.	(18,635)	(170,596)
Interflex Co. Ltd.	(3,880)	(137,783)
KCC Corp.	(962)	(257,049)
Kolon Industries, Inc.	(18,678)	(1,057,118)
Korea Aerospace Industries Ltd.	(41,710)	(967,076)
Korea Electric Power Corp. — ADR	(23,247)	(348,937)
Korea Gas Corp.	(6,330)	(387,714)
LG Fashion Corp.	(21,860)	(570,121)
Lock & Lock Co. Ltd.	(46,530)	(1,154,549)
Mando Corp.	(267)	(29,670)
Melfas, Inc.	(7,145)	(123,406)
NCSoft Corp.	(547)	(69,312)
Neowiz Games Corp.	(2,691)	(50,119)
Nexen Tire Corp.	(13,370)	(155,288)
Pharmicell Co. Ltd.	(36,810)	(164,790)
S-MAC Co. Ltd.	(8,901)	(119,024)
Seohee Construction Co. Ltd.	(51,770)	(44,357)
Seoul Semiconductor Co. Ltd.	(3,764)	(93,536)
SK Chemicals Co. Ltd.	(18,598)	(1,021,817)
STS Semiconductor & Telecommunications	(28,416)	(146,465)
WeMade Entertainment Co. Ltd.	(2,183)	(73,844)
Wonik IPS Co. Ltd.	(2,602)	(11,326)
Yuhan Corp.	(1,460)	(246,032)
		(10,615,133)
Taiwan
Advanced Semiconductor Engineering, Inc. — ADR	(179,502)	(716,214)
Asia Cement Corp.	(1,708,000)	(2,174,152)
AU Optronics Corp.	(660,000)	(268,476)

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2013	25

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Short
Taiwan (continued)
AU Optronics Corp. — ADR	(67,955)	$(270,461)
Catcher Technology Co. Ltd.	(247,000)	(1,105,282)
China Life Insurance Co. Ltd.	(247,000)	(244,413)
China Petrochemical Development Corp.	(51,700)	(31,821)
Chunghwa Telecom Co. Ltd. — ADR	(34,695)	(1,109,199)
Clevo Co.	(126,174)	(175,561)
Coretronic Corp.	(50,000)	(38,750)
Epistar Corp.	(579,000)	(1,101,306)
Everlight Electronics Co. Ltd.	(130,000)	(182,443)
Formosa Chemicals & Fibre Corp.	(608,000)	(1,652,403)
Formosa International Hotels Corp.	(44,900)	(549,382)
G Tech Optoelectronics Corp.	(720,000)	(1,680,441)
Genesis Photonics, Inc.	(913,000)	(715,108)
Getac Technology Corp.	(314,000)	(162,335)
Gintech Energy Corp.	(81,000)	(79,368)
Green Energy Technology, Inc.	(182,000)	(159,369)
Hon Hai Precision Industry Co. Ltd. — GDR	(36,668)	(210,108)
Hotai Motor Co. Ltd.	(82,000)	(654,462)
ILI Technology Corp.	(54,834)	(178,605)
Kinsus Interconnect Technology Corp.	(89,000)	(279,474)
Macronix International	(4,438,280)	(1,276,596)
Motech Industries, Inc.	(158,000)	(177,479)
MStar Semiconductor, Inc.	(25,000)	(190,227)
Nan Kang Rubber Tire Co. Ltd.	(1,269,936)	(1,489,101)
Nan Ya Plastics Corp.	(1,438,000)	(2,925,461)
Powertech Technology, Inc.	(20,000)	(30,119)
Ruentex Development Co. Ltd.	(106,000)	(233,602)
Ruentex Industries Ltd.	(99,000)	(251,799)
Shin Zu Shing Co. Ltd.	(15,000)	(45,658)
Sino-American Silicon Products, Inc.	(305,000)	(410,347)
Solartech Energy Corp.	(408,000)	(289,128)
Synnex Technology International Corp.	(1,264,000)	(2,565,970)
Taiwan Glass Industry Corp.	(163,000)	(159,827)
TSRC Corp.	(369,600)	(750,447)
United Microelectronics Corp. — ADR	(299,430)	(586,883)
Visual Photonics Epitaxy Co. Ltd.	(49,000)	(57,314)

	Shares	Value
Reference Entity — Short
Taiwan (concluded)
Wistron Corp.	(603,000)	$(698,764)
Yulon Motor Co. Ltd.	(1,811,000)	(3,361,335)
		(29,239,190)
Thailand
Banpu PCL	(15,100)	(196,472)
Charoen Pokphand Foods PCL	(2,438,700)	(2,903,214)
Indorama Ventures PCL	(751,400)	(661,444)
IRPC PCL	(259,700)	(38,319)
Krung Thai Bank PCL	(138,625)	(106,456)
PTT Exploration & Production PCL	(90,300)	(502,676)
PTT PCL	(37,100)	(424,249)
Sansiri PCL	(1,559,100)	(216,454)
Siam Cement PCL	(21,900)	(339,815)
Thai Union Frozen Products PCL	(1,341,100)	(3,080,662)
		(8,469,761)
Turkey
Arcelik	(91,067)	(595,463)
Asya Katilim Bankasi AS	(118,718)	(150,569)
Dogan Sirketler Grubu Holding	(184,186)	(113,154)
Dogan Yayin Holding	(124,837)	(62,539)
KOC Holding AS	(8,641)	(45,089)
Turkcell Iletisim Hizmetleri AS — ADR	(40,961)	(640,630)
		(1,607,444)
United Kingdom
Anglo American Plc	(13,609)	(408,533)
United States
AES Corp.	(72,001)	(780,491)
NII Holdings, Inc.	(25,623)	(179,361)
		(959,852)
Total Reference Entity — Short		(121,747,658)
Net Value of Reference Entity — UBS AG		$43,254,341

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

26	BLACKROCK FUNDS	JANUARY 31, 2013

Schedule of Investments (concluded)	BlackRock Emerging Markets Long/Short Equity Fund
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities	$523,031,393	—	—	$523,031,393

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	—	$17,233,246	—	$17,233,246
[1]	Derivative financial instruments are swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of January 31, 2013, cash received as collateral for swaps of $32,524,288 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the six months ended January 31, 2013.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2013	27

Schedule of Investments January 31, 2013 (Unaudited)	BlackRock Global Long/Short Equity Fund (Percentages shown are based on Net Assets)
Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (a)(b)	25,351,620	$25,351,620
Total Short-Term Securities (Cost — $25,351,620*) — 98.8%		25,351,620
Other Assets Less Liabilities — 1.2%		298,798
Net Assets — 100.0%		$25,650,418

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)
Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Shares Held at January 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	25,351,620	25,351,620	$3,389

(b)	Represents the current yield as of report date.
•	Total return swaps outstanding as of January 31, 2013 were as follows:[1]

Reference Entity	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities
Basket of Equity Securities Long/Short:	Bank of America Merrill Lynch	Open[2]	$1,165,828	$199,276	[3]	$1,359,231
	Deutsche Bank AG	Open[2]	$167,294	250,973	[4]	416,763
	Goldman Sachs Group, Inc.	Open[2]	$1,308,325	40,173	[5]	1,349,860
	UBS AG	Open[2]	$767,533	(240,788)[6]		530,568

Total				$249,634		$3,656,422

[1]	The Fund receives or pays the total return on a portfolio of long and short positions underlying the custom basket and pays or receives a specific LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the currencies of the securities underlying the custom basket.
[2]	Certain swaps have no stated expiration and can be terminated by either party at any time.
[3]	Amount includes $(5,873) of dividends and financing income payable from the Fund to the counterparty.
[4]	Amount includes $(1,504) of dividends and financing income payable from the Fund to the counterparty.
[5]	Amount includes $1,362 of dividends and financing income payable from the counterparty to the Fund.
[6]	Amount includes $3,823 of dividends and financing income payable from the counterparty to the Fund.

•	Foreign currency exchange contracts as of January 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	4,611	USD	7,313	Deutsche Bank AG	2/01/13	—
USD	15,123	AUD	14,500	Deutsche Bank AG	2/01/13	$2
USD	4,795	DKK	26,348	Deutsche Bank AG	2/01/13	(1)
USD	66,174	EUR	48,730	Deutsche Bank AG	2/01/13	9
USD	1,986	NOK	10,846	Deutsche Bank AG	2/01/13	—
Total						$10

See Notes to Financial Statements.

28	BLACKROCK FUNDS	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the basket of equity securities underlying the total return swap with Bank of America Merrill Lynch as of January 31, 2013:

	Shares	Value
Reference Entity — Long
Australia
Tronox Ltd., Class A	2,165	$41,027
Canada
IMAX Corp.	1,742	41,163
Israel
Stratasys Ltd.	308	24,172
Netherlands
LyondellBasell Industries NV, Class A	2,028	128,616
Singapore
Avago Technologies Ltd.	12,280	439,255
United States
The ADT Corp.	5,206	247,285
Advance Auto Parts, Inc.	343	25,217
Air Lease Corp	663	15,826
Alere, Inc.	7,382	156,941
Allison Transmission Holdings, Inc.	422	9,402
Alon USA Energy, Inc.	5,225	102,514
American Eagle Outfitters, Inc.	1,019	20,594
American International Group, Inc.	146	5,523
Apple, Inc.	691	314,619
Assured Guaranty Ltd.	9,584	173,758
CIT Group, Inc.	91	3,854
Coach, Inc.	4,861	247,911
Commercial Metals Co.	547	9,107
Computer Sciences Corp.	143	5,977
CoreLogic, Inc.	119	3,123
Corning, Inc.	4,355	52,260
CVR Energy, Inc.	2,817	165,499
Cytec Industries, Inc.	331	24,262
Delek US Holdings, Inc.	4,283	145,493
Discovery Communications, Inc., Class C	291	18,540
Expedia, Inc.	2,323	151,576
Express Scripts Holding Co.	3,414	182,376
First Republic Bank	70	2,498
First Solar, Inc.	2,242	63,180
Fortinet, Inc.	11,105	261,967
Fortune Brands Home & Security, Inc.	267	8,742
Geospace Technologies Corp.	1,712	154,354
Groupon, Inc.	14,113	77,621
Health Net, Inc.	251	6,827
HollyFrontier Corp.	5,111	266,896
IAC/InterActiveCorp.	856	35,310
Jabil Circuit, Inc.	55	1,040
Kronos Worldwide, Inc.	839	16,268
Lender Processing Services, Inc.	1,190	28,608
Lorillard, Inc.	1,976	77,202
Marathon Petroleum Corp.	3,395	251,943
Matson, Inc.	1,540	42,211
Mead Johnson Nutrition Co.	717	54,492
Michael Kors Holdings Ltd.	4,500	252,585
Monster Beverage Corp.	2,984	142,934
Myriad Genetics, Inc.	3,096	83,778
Penn National Gaming, Inc.	147	7,153
Post Holdings, Inc.	40	1,520
priceline.com, Inc.	679	465,434

	Shares	Value
Reference Entity — Long
United States (concluded)
R.R. Donnelley & Sons Co.	24,474	$225,161
Realogy Holdings Corp.	3,097	138,653
Riverbed Technology, Inc.	6,993	135,664
Ross Stores, Inc.	237	14,149
Rovi Corp.	341	5,896
Service Corp. International	1,673	24,978
Skyworks Solutions, Inc.	1,904	45,582
SolarWinds, Inc.	1,145	62,311
Spirit AeroSystems Holdings, Inc., Class A	1,205	19,208
Telephone & Data Systems, Inc.	4,876	123,314
Tesoro Corp.	11,622	565,875
TripAdvisor, Inc.	1,342	62,108
US Airways Group, Inc.	105	1,499
VeriSign, Inc.	12,382	537,503
WABCO Holdings, Inc.	166	10,402
The Warnaco Group, Inc.	2,153	157,621
Western Refining, Inc.	4,828	162,366
Westlake Chemical Corp.	1,320	121,255
		6,797,765
Total Reference Entity — Long		7,471,998

Reference Entity — Short
Canada
Kodiak Oil & Gas Corp.	(1,161)	(10,681)
United States
Acme Packet, Inc.	(1,092)	(26,394)
Acuity Brands, Inc.	(3,221)	(221,605)
Aeropostale, Inc.	(11,070)	(149,777)
Alpha Natural Resources, Inc.	(18,919)	(167,622)
Arch Coal, Inc.	(14,353)	(102,193)
Ariad Pharmaceuticals, Inc.	(880)	(17,494)
Avon Products, Inc.	(12,451)	(211,418)
Big Lots, Inc.	(2,015)	(64,782)
Bill Barrett Corp.	(259)	(4,136)
Cabela’s, Inc.	(3,999)	(206,428)
Carrizo Oil & Gas, Inc.	(157)	(3,372)
Chesapeake Energy Corp.	(1,041)	(21,007)
Chipotle Mexican Grill, Inc.	(95)	(29,166)
Cliffs Natural Resources, Inc.	(4,432)	(165,358)
Compuware Corp.	(8,982)	(104,371)
Diamond Offshore Drilling, Inc.	(59)	(4,430)
Dolby Laboratories, Inc., Class A	(1,215)	(39,257)
DreamWorks Animation SKG, Inc., Class A	(304)	(5,293)
Electronic Arts, Inc.	(25,188)	(396,207)
Forest City Enterprises, Inc., Class A	(1,258)	(21,273)
The Goodyear Tire & Rubber Co.	(2,883)	(39,670)
Guess?, Inc.	(4,495)	(121,770)
Guidewire Software, Inc.	(2,575)	(85,284)
Gulfport Energy Corp.	(191)	(7,883)
Halcon Resources Corp.	(13,551)	(103,530)
Hanesbrands, Inc.	(407)	(15,254)
Health Management Associates, Inc.	(14,313)	(149,428)
Herman Miller, Inc.	(305)	(7,534)
HMS Holdings Corp.	(8,848)	(241,196)
Hornbeck Offshore Services, Inc.	(1,475)	(54,295)
Incyte Corp. Ltd.	(1,310)	(24,078)
Integrated Device Technology, Inc.	(15,848)	(114,581)

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2013	29

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity — Short
United States (concluded)
International Rectifier Corp.	(16,115)	$(314,081)
Intrepid Potash, Inc.	(7,488)	(174,470)
Itron, Inc.	(69)	(3,201)
KB Home	(3,245)	(61,882)
Laredo Petroleum Holdings, Inc.	(453)	(8,358)
Level 3 Communications, Inc.	(17,465)	(416,016)
Life Time Fitness, Inc.	(2,452)	(124,390)
Micron Technology, Inc.	(10,356)	(78,291)
Navistar International Corp.	(1,883)	(49,127)
Northern Oil and Gas, Inc.	(3,611)	(59,726)
Office Depot, Inc.	(32,730)	(141,721)
ON Semiconductor Corp.	(17,016)	(133,576)
PDC Energy, Inc.	(459)	(16,997)
Questar Corp.	(1,174)	(27,272)
Rex Energy Corp.	(2,208)	(28,991)
Salesforce.com, Inc.	(725)	(124,794)
SEACOR Holdings, Inc.	(350)	(31,840)
Signet Jewelers Ltd.	(4,319)	(270,283)
Sotheby’s	(3,817)	(137,107)
StanCorp Financial Group, Inc.	(849)	(33,018)
Stillwater Mining Co.	(414)	(5,572)
Superior Energy Services, Inc.	(6,387)	(159,483)
Susser Holdings Corp.	(496)	(20,763)
TCF Financial Corp.	(2,724)	(37,210)
Tenet Healthcare Corp.	(7,872)	(305,670)
Tiffany & Co.	(2,309)	(151,817)
Ulta Salon Cosmetics & Fragrance, Inc.	(1,037)	(101,439)
Universal Corp.	(242)	(13,160)
ValueClick, Inc.	(2,079)	(42,557)
VeriFone Systems, Inc.	(2,972)	(103,188)
		(6,102,086)
Total Reference Entity — Short		(6,112,767)
Net Value of Reference Entity — Bank of America Merrill Lynch		$1,359,231

The following table represents the individual long and short positions and related values of the basket of equity securities underlying the total return swap with Deutsche Bank AG as of January 31, 2013:

Reference Entity — Long
Australia
Beadell Resources Ltd.	170,299	175,830
BlueScope Steel Ltd.	37,637	133,040
Goodman Fielder Ltd.	59,179	41,123
JB Hi-Fi Ltd.	21,021	217,395
Medusa Mining Ltd.	19,737	102,158
Seven West Media Ltd.	18,467	40,483
		710,029
Canada
B2Gold Corp.	1,242	4,781
Constellation Software, Inc.	50	6,266
Dollarama, Inc.	125	7,605
Dundee Precious Metals, Inc.	742	6,606
Gildan Activewear, Inc.	747	27,494
Industrial Alliance Insurance & Financial Services, Inc.	106	3,704
Inmet Mining Corp.	882	63,669
MacDonald Dettwiler & Associates Ltd.	53	3,333

	Shares	Value
Reference Entity — Long
Canada (concluded)
West Fraser Timber Co. Ltd.	154	$12,363
Westjet Airlines Ltd.	1,725	36,942
Whitecap Resources, Inc.	3,673	35,242
		208,005
China
China Shanshui Cement Group Ltd.	4,000	2,939
China Southern Airlines Co. Ltd., Class H	16,000	9,620
Shimao Property Holdings Ltd.	16,500	36,486
		49,045
France
Altran Technologies SA	1,375	10,403
Teleperformance	1,565	62,359
		72,762
Germany
Aareal Bank AG	11,758	280,105
Aixtron SE NA	1,946	26,608
Deutsche Bank AG, Registered Shares	3,555	183,862
Deutsche Lufthansa AG, Registered Shares	2,068	41,078
Duerr AG	17	1,663
Gildemeister AG	334	8,228
SMA Solar Technology AG	178	4,586
TUI AG	4,011	43,525
		589,655
Italy
Fiat SpA	91,553	560,387
Impregilo SpA	25,360	131,540
UniCredit SpA	3,447	22,251
		714,178
Japan
Daikyo, Inc.	59,000	157,987
Dena Co. Ltd.	2,300	72,739
FUJIFILM Holdings Corp.	19,800	394,804
Gree, Inc.	9,700	144,229
HIS Co. Ltd.	2,000	68,249
Hitachi High-Technologies Corp.	3,900	77,453
Kyowa Exeo Corp.	6,700	68,133
Leopalace21 Corp.	200	771
Minebea Co. Ltd.	3,000	10,156
NET One Systems Co. Ltd.	2,300	22,084
Nippon Paper Group, Inc.	2,000	28,341
Nomura Real Estate Holdings, Inc.	2,200	40,146
Ship Healthcare Holdings, Inc.	3,800	108,718
UNY Group Holdings Co. Ltd	5,000	37,066
Yamada Denki Co. Ltd.	8,170	314,633
		1,545,509
Netherlands
CSM	5,791	134,063
Norway
Kvaerner ASA	2,662	7,695
Storebrand ASA	15,259	78,116
		85,811

See Notes to Financial Statements.

30	BLACKROCK FUNDS	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
Spain
Amadeus IT Holding SA, Class A Shares	15,487	$388,088
Banco Popular Espanol SA	109,222	98,770
Inditex SA	449	62,756
		549,614
Switzerland
BKW AG	444	15,415
United Kingdom
Afren Plc	4,021	9,159
Ashtead Group Plc	1,515	10,902
Dialog Semiconductor Plc	223	3,977
Dixons Retail Plc	205,963	89,851
Home Retail Group Plc	1,716	3,264
Ophir Energy Plc	149	1,210
Pace Plc	13,502	48,332
Rockhopper Exploration Plc	3,062	7,570
		174,265
United States
Coastal Energy Co.	600	13,211
Gran Tierra Energy, Inc.	8,684	46,319
		59,530
Total Reference Entity — Long		4,907,881

Reference Entity — Short
Canada
BlackPearl Resources, Inc.	(3,417)	(10,620)
Catamaran Corp.	(4,019)	(208,525)
Celtic Exploration Ltd.	(1,587)	(42,277)
CGI Group, Inc., Class A	(3,917)	(105,092)
Enerplus Corp.	(4,809)	(64,560)
Niko Resources Ltd.	(139)	(1,451)
Novagold Resources, Inc.	(21,532)	(95,851)
Penn West Petroleum Ltd.	(392)	(3,966)
SNC-Lavalin Group, Inc.	(3,184)	(142,217)
Tahoe Resources, Inc.	(9,653)	(155,722)
Veresen, Inc.	(421)	(5,420)
		(835,701)
China
Yanzhou Coal Mining Co. Ltd.	(228,000)	(388,502)
Denmark
FLSmidth & Co. A/S	(444)	(27,510)
Finland
Cargotec OYJ	(914)	(25,746)
Outokumpu OYJ	(1,502)	(1,555)
		(27,301)
France
Accor SA	(565)	(22,055)
Vallourec SA	(386)	(20,945)
Veolia Environnement SA	(13,316)	(170,490)
		(213,490)

	Shares	Value
Reference Entity — Short
Germany
ElringKlinger AG	(2,928)	$(103,530)
Hochtief AG	(791)	(51,618)
Kloeckner & Co. SE	(10,109)	(127,918)
Stada Arzneimittel AG	(504)	(18,574)
		(301,640)
Japan
Acom Co. Ltd.	(1,220)	(31,887)
Asics Corp.	(4,600)	(65,513)
Chubu Electric Power Co., Inc.	(700)	(8,842)
The Chugoku Electric Power Co., Inc.	(600)	(7,895)
Daikin Industries Ltd.	(2,500)	(95,523)
Don Quijote Co. Ltd.	(1,300)	(51,759)
Fujitsu Ltd.	(4,000)	(16,197)
Hirose Electric Co. Ltd.	(600)	(71,422)
Hokkaido Electric Power Co., Inc.	(8,400)	(80,497)
Hokuetsu Kishu Paper Co. Ltd.	(1,000)	(5,106)
Hulic Co. Ltd.	(3,600)	(22,828)
J Front Retailing Co. Ltd.	(4,000)	(21,941)
Japan Tobacco, Inc.	(5,600)	(174,726)
The Kansai Electric Power Co., Inc.	(5,000)	(47,638)
Kyushu Electric Power Co., Inc.	(5,300)	(51,013)
M3, Inc.	(1)	(1,632)
Mazda Motor Corp.	(9,000)	(24,346)
Mitsui Chemicals, Inc.	(4,000)	(9,486)
Mitsui OSK Lines Ltd.	(13,000)	(42,894)
Mitsumi Electric Co. Ltd.	(300)	(1,602)
Murata Manufacturing Co. Ltd.	(600)	(36,999)
NEC Corp.	(52,000)	(126,867)
Nikon Corp.	(2,600)	(74,342)
Rohm Co. Ltd.	(500)	(16,623)
Sysmex Corp.	(200)	(9,542)
Taiheiyo Cement Corp.	(23,000)	(62,617)
Tohoku Electric Power Co., Inc.	(6,400)	(52,105)
Tokyo Electric Power Co., Inc.	(42,900)	(99,926)
		(1,311,768)
Netherlands
European Aeronautic Defence and Space Co. NV	(4,421)	(207,262)
Portugal
Jeronimo Martins SGPS SA	(1,713)	(36,442)
Sweden
Elekta AB, B Shares	(8,989)	(133,274)
Husqvarna AB, B Shares	(2,212)	(14,301)
		(147,575)
United Kingdom
Electrocomponents Plc	(26,314)	(102,899)
Eurasian Natural Resources Corp. Plc	(23,023)	(120,354)
Ferrexpo Plc	(166)	(670)
Hunting Plc	(24,496)	(329,189)
International Personal Finance Plc	(12,667)	(81,085)
Lonmin Plc	(32,085)	(183,190)
The Weir Group Plc	(5,609)	(176,540)
		(993,927)
Total Reference Entity — Short		(4,491,118)
Net Value of Reference Entity — Deutsche Bank AG		$416,763

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2013	31

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the basket of equity securities underlying the total return swap with Goldman Sachs Group, Inc. as of January 31, 2013:

	Shares	Value
Reference Entity — Long
Australia
Tronox Ltd., Class A	3,502	$66,363
Canada
IMAX Corp.	66	1,559
Israel
Mellanox Technologies Ltd.	1,558	82,917
Stratasys Ltd.	1,619	127,059
		209,976
Panama
Copa Holdings SA, Class A	25	2,740
Singapore
Avago Technologies Ltd.	4,380	156,673
United States
The ADT Corp.	7,427	352,782
Air Lease Corp	3,281	78,317
Alere, Inc.	106	2,254
Allison Transmission Holdings, Inc.	262	5,837
Alon USA Energy, Inc.	7,890	154,802
American International Group, Inc.	2,799	105,886
Apple, Inc.	1,096	499,020
Assured Guaranty Ltd.	26,538	481,134
Brink’s Co.	1,835	49,563
CIT Group, Inc.	181	7,665
Coach, Inc.	9,821	500,871
Commercial Metals Co.	200	3,330
Computer Sciences Corp.	1,464	61,195
CoreLogic, Inc.	4,946	129,783
CVR Energy, Inc.	5,264	309,260
Delek US Holdings, Inc.	1,040	35,329
Expedia, Inc.	912	59,508
Express Scripts Holding Co.	10,641	568,442
First Solar, Inc.	11,552	325,535
Fortinet, Inc.	2,651	62,537
Fortune Brands Home & Security, Inc.	680	22,263
Gardner Denver, Inc.	3,540	249,110
Groupon, Inc.	5,507	30,289
HollyFrontier Corp.	4,799	250,604
IAC/InterActiveCorp.	92	3,795
Ingredion, Inc.	437	28,873
Jabil Circuit, Inc.	2,081	39,352
Kronos Worldwide, Inc.	128	2,482
Lender Processing Services, Inc.	4,227	101,617
Lorillard, Inc.	5,823	227,505
LSI Corp.	1,889	13,299
Marathon Petroleum Corp.	178	13,209
Matson, Inc.	4,319	118,384
MBIA, Inc.	24,700	212,667
Michael Kors Holdings Ltd.	2,454	137,743
Monster Beverage Corp.	907	43,445
Myriad Genetics, Inc.	4,926	133,298
Penn National Gaming, Inc.	2,184	106,273
Post Holdings, Inc.	295	11,207
R.R. Donnelley & Sons Co.	8,237	75,780
Realogy Holdings Corp.	8,743	391,424
Riverbed Technology, Inc.	19,239	373,237

	Shares	Value
Reference Entity — Long
United States (concluded)
Rovi Corp.	248	$4,288
Service Corp. International	290	4,330
SolarWinds, Inc.	335	18,231
Spirit AeroSystems Holdings, Inc., Class A	31,584	503,449
Telephone & Data Systems, Inc.	2,557	64,667
Thoratec Corp.	857	31,306
TripAdvisor, Inc.	6,436	297,858
US Airways Group, Inc.	2,810	40,127
Valero Energy Corp.	5,444	238,066
VeriSign, Inc.	5,096	221,217
Visteon Corp.	125	7,036
WABCO Holdings, Inc.	405	25,377
The Warnaco Group, Inc.	218	15,960
Western Digital Corp.	2,177	102,319
Western Refining, Inc.	2,150	72,305
Westlake Chemical Corp.	348	31,966
		8,057,408
Total Reference Entity — Long		8,494,719

Reference Entity — Short
Canada
Kodiak Oil & Gas Corp.	(23,435)	(215,602)
Ireland
Seagate Technology Plc	(10,191)	(346,290)
Switzerland
Weatherford International Ltd.	(772)	(10,306)
United Kingdom
Rowan Cos. Plc	(74)	(2,552)
United States
Acme Packet, Inc.	(607)	(14,671)
Acuity Brands, Inc.	(1,882)	(129,482)
Aeropostale, Inc.	(6,664)	(90,164)
Allegheny Technologies, Inc.	(168)	(5,317)
Alnylam Pharmaceuticals, Inc.	(365)	(8,807)
Approach Resources, Inc.	(3,200)	(85,088)
Atmel Corp.	(6,968)	(46,686)
Avon Products, Inc.	(168)	(2,853)
Berry Petroleum Co., Class A	(2,628)	(96,763)
Big Lots, Inc.	(900)	(28,935)
BioMarin Pharmaceutical, Inc.	(9,583)	(526,011)
Cabela’s, Inc.	(3,375)	(174,217)
CarMax, Inc.	(1,732)	(68,275)
Chesapeake Energy Corp.	(4,357)	(87,924)
Chipotle Mexican Grill, Inc.	(39)	(11,973)
Ciena Corp.	(9,909)	(155,175)
Con-way, Inc.	(284)	(8,912)
Concho Resources, Inc.	(28)	(2,554)
Concur Technologies, Inc.	(6,891)	(461,008)
DeVry, Inc.	(5,942)	(149,560)
Electronic Arts, Inc.	(3,975)	(62,527)
Engility Holdings, Inc.	(63)	(1,213)
Forest City Enterprises, Inc., Class A	(3,160)	(53,436)
Freescale Semiconductor Ltd.	(130)	(1,878)
Genworth Financial, Inc., Class A	(2,415)	(22,146)
The Goodyear Tire & Rubber Co.	(374)	(5,146)
Greenhill & Co., Inc.	(323)	(19,025)

See Notes to Financial Statements.

32	BLACKROCK FUNDS	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity — Short
United States (concluded)
Guess?, Inc.	(11,610)	$(314,515)
Gulfport Energy Corp.	(135)	(5,571)
Halcon Resources Corp.	(3,684)	(28,146)
Hanesbrands, Inc.	(482)	(18,065)
Health Management Associates, Inc.	(30,774)	(321,281)
Herman Miller, Inc.	(168)	(4,150)
HMS Holdings Corp.	(5,892)	(160,616)
HomeAway, Inc.	(7,883)	(188,956)
Hornbeck Offshore Services, Inc.	(2,659)	(97,878)
Integrated Device Technology, Inc.	(12,535)	(90,628)
International Rectifier Corp.	(1,450)	(28,260)
Intrepid Potash, Inc.	(5,778)	(134,627)
IPG Photonics Corp.	(1,923)	(125,918)
Ironwood Pharmaceuticals, Inc.	(1,726)	(22,127)
Itron, Inc.	(394)	(18,278)
Janus Capital Group, Inc.	(4,941)	(45,951)
Laredo Petroleum Holdings, Inc.	(8,405)	(155,072)
Level 3 Communications, Inc.	(863)	(20,557)
Life Time Fitness, Inc.	(6,862)	(348,109)
McMoRan Exploration Co.	(6,015)	(95,097)
Navistar International Corp.	(3,911)	(102,038)
Netflix, Inc.	(834)	(137,810)
Newfield Exploration Co.	(251)	(7,404)
Northern Oil and Gas, Inc.	(729)	(12,058)
Office Depot, Inc.	(697)	(3,018)
ON Semiconductor Corp.	(16,636)	(130,593)
PDC Energy, Inc.	(538)	(19,922)
Questar Corp.	(5,939)	(137,963)
Rackspace Hosting, Inc.	(1,773)	(133,596)
Rex Energy Corp.	(1,938)	(25,446)
Salesforce.com, Inc.	(1,321)	(227,384)
SEACOR Holdings, Inc.	(463)	(42,119)
Signet Jewelers Ltd.	(169)	(10,576)
Sotheby’s	(4,245)	(152,480)
Spectrum Brands Holdings, Inc.	(153)	(7,748)
Staples, Inc.	(2,579)	(34,765)
TCF Financial Corp.	(7,579)	(103,529)
Tenet Healthcare Corp.	(6,713)	(260,666)
Tiffany & Co.	(1,735)	(114,076)
Ulta Salon Cosmetics & Fragrance, Inc.	(3,024)	(295,808)
Universal Corp.	(50)	(2,719)
ValueClick, Inc.	(2,547)	(52,137)
VeriFone Systems, Inc.	(296)	(10,277)
W&T Offshore, Inc.	(138)	(2,429)
		(6,570,109)
Total Reference Entity — Short		(7,144,859)
Net Value of Reference Entity — Goldman Sachs Group, Inc.		$1,349,860

The following table represents the individual long and short positions and related values of the basket of equity securities underlying the total return swap with UBS AG as of January 31, 2013:

	Shares	Value
Reference Entity — Long
Australia
Beadell Resources Ltd.	47,318	$48,855
BlueScope Steel Ltd.	73,118	258,459
Goodman Fielder Ltd.	112,501	78,175
JB Hi-Fi Ltd.	9,181	94,948
Medusa Mining Ltd.	10,569	54,705
Qantas Airways Ltd.	159,203	254,490
Seven West Media Ltd.	2,178	4,775
		794,407
Austria
AMS AG	1,753	215,653
Voestalpine AG	214	7,846
		223,499
Canada
Bankers Petroleum Ltd.	17,608	54,197
Constellation Software, Inc.	56	7,018
Dundee Precious Metals, Inc.	12,995	115,696
Gildan Activewear, Inc.	3,443	126,722
Inmet Mining Corp.	159	11,478
Nevsun Resources Ltd.	2,063	8,729
TransForce, Inc.	111	2,465
West Fraser Timber Co. Ltd.	20	1,606
Westjet Airlines Ltd.	746	15,976
		343,887
China
Jiangxi Copper Co. Ltd., Class H	15,000	40,724
France
Altran Technologies SA	14,985	113,371
Arkema	1,356	153,743
Teleperformance	5,726	228,159
		495,273
Germany
Aareal Bank AG	12,224	291,206
Aixtron SE NA	4,745	64,878
Deutsche Bank AG, Registered Shares	3,318	171,605
Duerr AG	246	24,070
Gildemeister AG	482	11,873
SMA Solar Technology AG	322	8,296
TUI AG	22,037	239,133
		811,061
Hong Kong
Hengdeli Holdings Ltd.	4,000	1,404
Kunlun Energy Co. Ltd.	14,000	29,097
		30,501
Italy
Autogrill SpA	693	8,498
Impregilo SpA	14,581	75,631
Intesa Sanpaolo SpA	97,712	199,171
UniCredit SpA	23,526	151,864
		435,164

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2013	33

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
Japan
All Nippon Airways Co. Ltd.	9,000	$17,622
COMSYS Holdings Corp.	3,100	37,387
CyberAgent, Inc.	55	115,335
Daikyo, Inc.	4,000	10,711
Dena Co. Ltd.	700	22,138
Gree, Inc.	9,300	138,281
HIS Co. Ltd.	3,300	112,610
Hitachi High-Technologies Corp.	900	17,874
The Japan Steel Works Ltd.	1,000	5,770
Leopalace21 Corp.	18,300	70,545
Lintec Corp.	200	3,699
Mitsubishi Motors Corp.	62,000	64,465
NET One Systems Co. Ltd.	200	1,920
Nexon Co. Ltd.	4,600	48,553
Shikoku Electric Power Co., Inc.	800	9,814
Ship Healthcare Holdings, Inc.	2,100	60,081
United ArrowsLtd.	3,000	72,602
UNY Group Holdings Co. Ltd	1,200	8,896
Yamada Denki Co. Ltd.	3,270	125,930
		944,233
Netherlands
CSM	6,677	154,574
Norway
Kvaerner ASA	11,461	33,131
Storebrand ASA	56,796	290,757
		323,888
Spain
Amadeus IT Holding SA, Class A	3,035	76,054
Banco Popular Espanol SA	176,463	159,577
Inditex SA	3,394	474,372
		710,003
Switzerland
BKW AG	3,911	135,784
United Kingdom
Ashtead Group Plc	2,722	19,588
Dixons Retail Plc	466,965	203,713
Home Retail Group Plc	64,247	122,220
Ophir Energy Plc	958	7,778
Pace Plc	9,646	34,529
Rockhopper Exploration Plc	4,811	11,894
TalkTalk Telecom Group Plc	4,256	15,971
		415,693
United States
Coastal Energy Co.	12,850	282,921
Total Reference Entity — Long		6,141,612

Reference Entity — Short
Australia
Alumina Ltd.	(226,335)	(261,461)
Aquila Resources Ltd.	(39,977)	(130,447)
Ausdrill Ltd.	(48,037)	(150,344)
Boart Longyear Ltd.	(8,293)	(17,810)
Bradken Ltd.	(1,183)	(7,719)
Cochlear Ltd.	(118)	(9,931)

	Shares	Value
Reference Entity — Short
Australia (concluded)
CSR Ltd.	(10,017)	$(21,127)
Energy Resources of Australia Ltd.	(15,802)	(22,871)
GWA Group Ltd.	(32,321)	(84,868)
Harvey Norman Holdings Ltd.	(87,544)	(179,269)
Iluka Resources Ltd.	(6,586)	(66,759)
Linc Energy Ltd.	(20,163)	(51,351)
Lynas Corp. Ltd.	(83,425)	(55,811)
Paladin Energy Ltd.	(291,502)	(349,104)
Ten Network Holdings Ltd.	(644,641)	(226,545)
Whitehaven Coal Ltd.	(75,623)	(259,444)
		(1,894,861)
Canada
CGI Group, Inc., Class A	(12,090)	(324,371)
Enerplus Corp.	(17,618)	(236,520)
Penn West Petroleum Ltd.	(14,022)	(141,851)
Trican Well Service Ltd.	(1,600)	(21,897)
Turquoise Hill Resources Ltd.	(15,374)	(118,380)
Veresen, Inc.	(499)	(6,424)
		(849,443)
Denmark
FLSmidth & Co. A/S	(900)	(55,764)
France
Accor SA	(6,516)	(254,352)
Air France-KLM	(12,081)	(131,354)
Alcatel-Lucent	(45,405)	(75,874)
Vallourec SA	(1,001)	(54,315)
		(515,895)
Germany
ElringKlinger AG	(3,458)	(122,270)
Kloeckner & Co. SE	(6,632)	(83,921)
Puma SE	(1,202)	(379,946)
		(586,137)
Italy
Fiat Industrial SpA	(27,528)	(354,262)
Snam SpA	(25,512)	(128,929)
		(483,191)
Japan
Casio Computer Co. Ltd.	(5,200)	(44,858)
Dentsu, Inc.	(1,200)	(33,555)
Don Quijote Co. Ltd.	(2,800)	(111,482)
Hirose Electric Co. Ltd.	(200)	(23,807)
J Trust Co. Ltd.	(1,800)	(31,251)
K’s Holdings Corp.	(2,000)	(54,378)
The Kansai Electric Power Co., Inc.	(5,400)	(51,449)
Kyushu Electric Power Co., Inc.	(4,800)	(46,200)
Murata Manufacturing Co. Ltd.	(1,500)	(92,499)
NEC Corp.	(38,000)	(92,710)
Nikon Corp.	(1,900)	(54,327)
Nuflare Technology, Inc.	(1)	(6,954)
		(643,470)
Switzerland
Temenos Group AG	(4,712)	(96,306)
See Notes to Financial Statements.

34	BLACKROCK FUNDS	JANUARY 31, 2013

Schedule of Investments (concluded)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity — Short
United Kingdom
African Barrick Gold Plc	(3,760)	$(21,202)
Essar Energy Plc	(98,652)	(204,272)
Hunting Plc	(18,475)	(248,276)
Lonmin Plc	(1,833)	(10,465)
The Weir Group Plc	(56)	(1,762)
		(485,977)
Total Reference Entity — Short		(5,611,044)
Net Value of Reference Entity — UBS AG		$530,568

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities	$25,351,620	—	—	$25,351,620

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	—	$490,422	—	$490,422
Foreign currency exchange contracts	—	11	—	11
Liabilities:
Equity contracts	—	(240,788)	—	(240,788)
Foreign currency exchange contracts	—	(1)	—	(1)
Total	—	$249,644	—	$249,644
[1]	Derivative financial instruments are swaps and foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of January 31, 2013, foreign currency of $17,831 is categorized as Level 1 within the disclosure hierarchy.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2013	35

Statements of Assets and Liabilities

January 31, 2013 (Unaudited)	BlackRock Emerging Markets Long/Short Equity Fund	BlackRock Global Long/Short Equity Fund
Assets
Investments at value — affiliated[1]	$523,031,393	$25,351,620
Unrealized appreciation on swaps	17,233,246	490,422
Unrealized appreciation on foreign currency exchange contracts	—	11
Capital shares sold receivable	10,839,095	—
Swaps receivable	—	110,824
Foreign currency at value[2]	—	17,831
Deferred offering costs	—	150,377
Prepaid expenses	50,213	—
Total assets	551,153,947	26,121,085

Liabilities
Cash received as collateral for swaps	32,524,288	—
Capital shares redeemed payable	1,201,067	—
Investment advisory fees payable	591,908	13,974
Swaps payable	242,369	33,831
Unrealized depreciation on swaps	—	240,788
Unrealized depreciation on foreign currency exchange contracts	—	1
Service and distribution fees payable	44,540	20
Administration fees payable	41,427	—
Officer’s and Trustees’ fees payable	—	304
Offering costs payable	361	169,949
Other accrued expenses payable	68,392	11,800
Total liabilities	34,714,352	470,667
Net Assets	$516,439,595	$25,650,418

Net Assets Consist of
Paid-in capital	$509,772,138	$25,000,250
Accumulated net investment loss	(3,967,074)	(47,158)
Accumulated net realized gain (loss)	(6,598,715)	447,688
Net unrealized appreciation/depreciation	17,233,246	249,638
Net Assets	$516,439,595	$25,650,418

Net Asset Value
Institutional:
Net assets	$353,622,114	$25,609,408
Shares outstanding[3]	33,140,813	2,496,025
Net asset value	$10.67	$10.26
Investor A:
Net assets	$146,401,337	$20,514
Shares outstanding[3]	13,758,421	2,000
Net asset value	$10.64	$10.26
Investor C:
Net assets	$16,416,144	$20,496
Shares outstanding[3]	1,554,838	2,000
Net asset value	$10.56	$10.25
[1] Investments at cost — affiliated	$523,031,393	$25,351,620
[2] Foreign currency at cost	—	$17,837
[3] Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

36	BLACKROCK FUNDS	JANUARY 31, 2013

Statements of Operations

Six Months Ended January 31, 2013 (Unaudited)	BlackRock Emerging Markets Long/Short Equity Fund	BlackRock Global Long/Short Equity Fund[1]
Investment Income
Dividends — affiliated	$248,306	$3,389

Expenses
Investment advisory	2,678,212	43,301
Administration	133,902	2,165
Service — Investor A	126,345	6
Service and distribution — Investor C	68,565	23
Transfer agent — Institutional	45,791	57
Transfer agent — Investor A	22,499	6
Transfer agent — Investor C	3,817	6
Administration — Institutional	30,288	721
Administration — Investor A	12,634	—
Administration — Investor C	1,714	—
Organization and offering	53,655	93,873
Professional	41,806	8,610
Printing	18,278	2,940
Officer and Trustees	5,845	504
Registration	2,288	—
Custodian	1,375	420
Miscellaneous	7,777	379
Recoupment of past waived fees	72,265	—
Recoupment of past waived fees — class specific	40,524	—
Total expenses	3,367,580	153,011
Less fees waived by Manager	(110,401)	(25,208)
Less administration fees waived	—	(2,165)
Less administration fees waived — Institutional	—	(721)
Less transfer agent fees waived and/or reimbursed — Institutional	(11,494)	(57)
Less transfer agent fees waived and/or reimbursed — Investor A	(5,348)	(6)
Less transfer agent fees waived and/or reimbursed — Investor C	(996)	(6)
Less fees reimbursed by Manager	—	(74,301)
Total expenses after fees waived and/or reimbursed	3,239,341	50,547
Net investment loss	(2,991,035)	(47,158)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Capital gain distributions received from affiliated investment companies	4,412	—
Swaps	(5,611,472)	447,885
Foreign currency transactions	—	(197)
	(5,607,060)	447,688
Net change in unrealized appreciation/depreciation on:
Swaps	8,629,431	249,634
Foreign currency translations	—	4
	8,629,431	249,638
Total realized and unrealized gain	3,022,371	697,326
Net Increase in Net Assets Resulting from Operations	$31,336	$650,168
[1]	Reflects the period from December 20, 2012 (commencement of operations) to January 31, 2013.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2013	37

Statements of Changes in Net Assets

	BlackRock Emerging Markets Long/Short Equity Fund
Increase (Decrease) in Net Assets:	Six Months Ended January 31, 2013 (Unaudited)	Period October 6, 2011[1] to July 31, 2012
Operations
Net investment loss	$(2,991,035)	$(1,090,674)
Net realized gain (loss)	(5,607,060)	441,320
Net change in unrealized appreciation/depreciation	8,629,431	8,603,815
Net increase in net assets resulting from operations	31,336	7,954,461

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	—	(36,801)[2]
Investor A	—	(2,914)[2]
Investor C	—	(288)[2]
Net realized gain:
Institutional	(1,024,141)	—
Investor A	(375,842)	—
Investor C	(21,166)	—
Decrease in net assets resulting from dividends and distributions to shareholders	(1,421,149)	(40,003)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	323,270,868	186,644,082

Net Assets
Total increase in net assets	321,881,055	194,558,540
Beginning of period	194,558,540	—
End of period	$516,439,595	$194,558,540
Accumulated net investment loss	$(3,967,074)	$(976,039)
[1]	Commencement of operations.
[2]	Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

38	BLACKROCK FUNDS	JANUARY 31, 2013

Statement of Changes in Net Assets

BlackRock Global Long/Short Equity Fund
Increase (Decrease) in Net Assets:	Period December 20, 2012[1] to January 31, 2013 (Unaudited)
Operations
Net investment loss	$(47,158)
Net realized gain	447,688
Net change in unrealized appreciation/depreciation	249,638
Net increase in net assets resulting from operations	650,168

Capital Share Transactions
Net increase in net assets derived from capital share transactions	25,000,250

Net Assets
Total increase in net assets	25,650,418
Beginning of period	—
End of period	$25,650,418
Accumulated net investment loss	$(47,158)
[1]	Commencement of operations.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2013	39

Financial Highlights	BlackRock Emerging Markets Long/Short Equity Fund

	Institutional
	Six Months Ended January 31, 2013 (Unaudited)	Period October 6, 2011[1] to July 31, 2012
Per Share Operating Performance
Net asset value, beginning of period	$10.73	$10.00
Net investment loss[2]	(0.08)	(0.14)
Net realized and unrealized gain	0.07	0.89
Net increase (decrease) from investment operations	(0.01)	0.75
Dividends and distributions from:
Net investment income	—	(0.02)[3]
Net realized gain	(0.05)	—
Total dividends and distributions	(0.05)	(0.02)
Net asset value, end of period	$10.67	$10.73

Total Investment Return[4]
Based on net asset value[5]	(0.23)%	7.47%

Ratios to Average Net Assets
Total expenses[6]	1.77%	2.13% [7]
Total expenses after fees waived and/or reimbursed[6]	1.70%	1.75%
Net investment loss[6]	(1.56)%	(1.61)%

Supplemental Data
Net assets, end of period (000)	$353,622	$126,707
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Dividends and distributions are determined in accordance with federal income tax regulations.
[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Annualized.
[7]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.15%.

See Notes to Financial Statements.

40	BLACKROCK FUNDS	JANUARY 31, 2013

Financial Highlights (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Investor A
	Six Months Ended January 31, 2013 (Unaudited)	Period October 6, 2011[1] to July 31, 2012
Per Share Operating Performance
Net asset value, beginning of period	$10.71	$10.00
Net investment loss[2]	(0.10)	(0.16)
Net realized and unrealized gain	0.07	0.88
Net increase (decrease) from investment operations	(0.03)	0.72
Dividends and distributions from:
Net investment income	—	(0.01)[3]
Net realized gain	(0.04)	—
Total dividends and distributions	(0.04)	(0.01)
Net asset value, end of period	$10.64	$10.71

Total Investment Return[4]
Based on net asset value[5]	(0.35)%	7.24%

Ratios to Average Net Assets
Total expenses[6]	2.03%	2.19% [7]
Total expenses after fees waived and/or reimbursed[6]	1.96%	2.00%
Net investment loss[6]	(1.82)%	(1.85)%

Supplemental Data
Net assets, end of period (000)	$146,401	$57,655
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Dividends and distributions are determined in accordance with federal income tax regulations.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Annualized.
[7]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.20%.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2013	41

Financial Highlights (concluded)	BlackRock Emerging Markets Long/Short Equity Fund

	Investor C
	Six Months Ended January 31, 2013 (Unaudited)	Period October 6, 2011[1] to July 31, 2012
Per Share Operating Performance
Net asset value, beginning of period	$10.65	$10.00
Net investment loss[2]	(0.14)	(0.22)
Net realized and unrealized gain	0.07	0.87
Net increase (decrease) from investment operations	(0.07)	0.65
Distributions from net realized gain	(0.02)	(0.00)[3]
Net asset value, end of period	$10.56	$10.65

Total Investment Return[4]
Based on net asset value[5]	(0.70)%	6.53%

Ratios to Average Net Assets
Total expenses[6]	2.78%	3.00% [7]
Total expenses after fees waived and/or reimbursed[6]	2.72%	2.75%
Net investment loss[6]	(2.57)%	(2.61)%

Supplemental Data
Net assets, end of period (000)	$16,416	$10,196
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Distributions are determined in accordance with federal income tax regulations.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Annualized.
[7]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.00%.

See Notes to Financial Statements.

42	BLACKROCK FUNDS	JANUARY 31, 2013

Financial Highlights	BlackRock Global Long/Short Equity Fund

	Institutional	Investor A	Investor C
	Period December 20, 2012[1] to January 31, 2013 (Unaudited)	Period December 20, 2012[1] to January 31, 2013 (Unaudited)	Period December 20, 2012[1] to January 31, 2013 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00	$10.00
Net investment loss[2]	(0.02)	(0.02)	(0.03)
Net realized and unrealized gain	0.28	0.28	0.28
Net increase from investment operations	0.26	0.26	0.25
Net asset value, end of period	$10.26	$10.26	$10.25

Total Investment Return[3]
Based on net asset value[4]	2.60%	2.60%	2.50%

Ratios to Average Net Assets
Total expenses[5,6]	2.05%	2.29%	3.02%
Total expenses after fees waived and/or reimbursed[5]	1.75%	2.00%	2.75%
Net investment loss[5]	(1.63)%	(1.86)%	(2.60)%

Supplemental Data
Net assets, end of period (000)	$25,609	$21	$20
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional, Investor A and Investor B would have been 5.30%, 5.80% and 6.54%, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2013	43

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Emerging Markets Long/Short Equity Fund (“Emerging Markets Long/Short Equity”) and BlackRock Global Long/Short Equity Fund (“Global Long/Short Equity”) (collectively, the “Funds” or individually, a “Fund”) are each a series of the Trust. The Funds are classified as diversified. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor C Shares may be subject to a CDSC. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A and Investor C shares also bear certain expenses related to the shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair value of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Investments in open-end registered investment companies are valued at net asset value (“NAV”) each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principals of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. A market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Funds’ pricing vendors, a

44	BLACKROCK FUNDS	JANUARY 31, 2013

Notes to Financial Statements (continued)

regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Funds’ net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to affect the value of such instruments materially, those instruments may be Fair Value Assets and valued at their fair value, as determined in good faith by the Global Valuation Committee using a pricing service and/or policies approved by the Board. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and OTC options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Funds are recorded on the ex-dividend dates. The portion of distributions that exceeds a Fund’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a nontaxable return of capital. Distributions in excess of a Fund’s taxable income and net capital gains, but not in excess of a Fund’s earnings and profits will be taxable to shareholders as ordinary income and will not constitute a nontaxable return of capital. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on Emerging Markets Long/Short Equity’s US federal tax returns remains open for the period ended July 31, 2012. The statutes of limitations on Emerging Markets Long/Short Equity’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that each Fund either deliver collateral or segregate assets in connection with certain investments (e.g., swaps), each Fund will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party in such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Recent Accounting Standards: In December 2011, the Financial Accounting Standards Board (the “FASB”) issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements, which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting will be limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the Funds were expensed by the Funds and reimbursed by the Manager. During the period ended January 31, 2013, the Manager reimbursed Global Long/Short Equity $74,301, which is included in fees waived by Manager in the Statements of Operations. Offering costs are amortized over a 12-month period beginning with the commencement of operations.

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Notes to Financial Statements (continued)

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses pro rated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to economically hedge, or protect, its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Funds’ maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty.

The Funds may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) implemented between the Fund and each of its respective counterparties. An ISDA Master Agreement allows each Fund to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Funds manage counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor its obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of their ISDA Master Agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

Foreign Currency Exchange Contracts: The Funds enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that the counterparty to the contract does not perform its obligations under the agreement.

Swaps: The Funds enter into swap agreements, in which the Funds and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Funds face the CCP through a future commission merchant. Unlike a bilateral swap agreement, for centrally cleared swaps, the Funds have no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. These payments received or made by the Funds are recorded in the Statements of Operations as realized gains or losses, respectively. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively in the Statements of Assets and Liabilities and amortized over the term of the swap. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swaps, if any, is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform

46	BLACKROCK FUNDS	JANUARY 31, 2013

Notes to Financial Statements (continued)

or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•	Total return swaps — The Funds enter into total return swaps to obtain exposure to securities (both long and short) or markets without owning such securities or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. The agreement allows the Manager to change the composition of the basket of securities by trading in and out of the underlying equity positions at its discretion and the resulting gains or losses are recorded in the Statements of Operations. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying basket of equity securities and financing income payable from the Funds to the counterparty. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty.

Derivative Financial Instruments Categorized by Risk Exposure:
Fair Values of Derivative Financial Instruments as of January 31, 2013
Asset Derivatives
		Emerging Markets Long/Short Equity	Global Long/Short Equity
	Statements of Assets And Liabilities Location	Value
Equity contracts	Unrealized appreciation on swaps	$17,233,246	$490,422
Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	—	11

Total		$17,233,246	$490,433

Liability Derivatives
		Global Long/Short Equity
	Statements of Assets And Liabilities Location	Value
Equity contracts	Unrealized depreciation on swaps	$(240,788)
Foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts	(1)

Total		$(240,789)

The Effect of Derivative Financial Instruments in the Statements of Operations Period Ended January 31, 2013
Net Realized Gain (Loss) From
	Emerging Markets Long/Short Equity	Global Long/Short Equity
Equity contracts:
Swaps	$(5,611,472)	$447,885
Foreign currency exchange contracts:
Foreign currency transactions	—	(197)
Total	$(5,611,472)	$447,688

Net Change in Unrealized Appreciation/Depreciation on
	Emerging Markets Long/Short Equity	Global Long/Short Equity
Equity contracts:
Swaps	$8,629,431	$249,634
Foreign currency exchange contracts:
Foreign currency translations	—	10
Total	$8,629,431	$249,644

For the six months ended January 31, 2013, the average quarterly balances of outstanding derivative financial instruments were as follows:

	Emerging Markets Long/Short Equity	Global Long/Short Equity
Foreign currency exchange contracts:
Average number of contracts — US dollars puchased	—	4	[1]
Average number of contracts — US dollars sold	—	1	[1]
Average US dollar amounts purchased	—	$88,078	[1]
Average US dollar amounts sold	—	$7,313	[1]
Total return swaps:
Average number of contracts	3	4	[1]
Average notional value	$96,949,274	$3,408,980	[1]
[1]	Actual contract amount shown due to limited activity.

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Groups, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to

BLACKROCK FUNDS	JANUARY 31, 2013	47

Notes to Financial Statements (continued)

the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of the Funds’ average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	1.50%
$1 Billion — $3 Billion	1.41%
$3 Billion — $5 Billion	1.35%
$5 Billion — $10 Billion	1.31%
Greater than $10 Billion	1.28%

The Manager voluntarily agreed to waive its advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its advisory fees by the amount of investment advisory fees paid in connection with its investment in other affiliated investment companies, if any. These amounts are included in fees waived by Manager in the Statements of Operations. For the period ended January 31, 2013, the amounts waived were as follows:

Emerging Markets Long/Short Equity	$108,054
Global Long/Short Equity	$1,971

The Manager, with respect to each Fund, entered into a sub-advisory agreement with BlackRock Fund Advisors, an affiliate of the Manager. The Manager pays BlackRock Fund Advisors for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

The Trust, on behalf of the Funds, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
Investor C	0.25%	0.75%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A and Investor C shareholders.

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the period ended January 31, 2013, the Funds reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Emerging Markets Long/Short Equity
Institutional	$217
Investor A	$182
Investor C	$10

The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager and State Street Bank and Trust Company as co-administrators (together, the “Administrators”) to provide administrative services (other than investment advice and related portfolio activities). The Administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Funds. The combined administration fee is paid at the following annual rates: 0.075% of the first $500 million, 0.065% of the next $500 million and 0.055% of the average daily net assets in excess of $1 billion. In addition, each of the share classes is charged an administration fee based on the following percentages of average daily net assets of each respective class: 0.025% of the first $500 million, 0.015% of the next $500 million and 0.005% of the average daily net assets in excess of $1 billion. In addition, the Administrators may have, at their discretion, voluntarily waived all or any portion of their administration fees for a Fund or a share class which are included in administration fees waived and administration fees waived — class specific in the Statements of Operations. For the period ended January 31, 2013, Emerging Markets Long/Short Equity paid the Manager $178,538 in return for these services, which are included in administration, administration — class specific, administration fees waived and administration fees waived — class specific in the Statements of Operations.

The Manager contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, income tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Funds’ business, in order to limit expenses as a percentage of average daily net assets are as follows: 1.75% for Institutional, 2.00% for Investor A and 2.75% for Investor C. The Manager has agreed not to reduce or discontinue this contractual

48	BLACKROCK FUNDS	JANUARY 31, 2013

Notes to Financial Statements (continued)

waiver or reimbursement prior for December 1, 2013 for Emerging Markets Long/Short Equity and prior to December 31, 2013 for Global Long/Short Equity unless approved by the Board, including a majority of the independent trustees or by a vote of the majority of the outstanding voting securities of the Funds.

These amounts are included in fees waived by Manager, administration fees waived, administration fees waived — class specific, transfer agent fees waived and/or reimbursed and fees reimbursed by Manager respectively, in the Statements of Operations.

If during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years, provided that: (1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

For the six months ended January 31, 2013 the Manager recouped the following fund level and class specific waivers and/or reimbursements previously recorded by the Funds:

Emerging Markets Long/Short Equity
Fund	$72,265
Institutional	$28,432
Investor A	$10,784
Investor C	$1,308

On January 31, 2013, the amounts subject to possible future recoupment under the expense limitation agreement for Emerging Markets Long/Short Equity are $1,547 for Investor C, expiring July 31, 2014. On January 31, 2013, for each Fund, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement, expiring July 31, 2015, are as follows:

	Emerging Markets Long/Short Equity	Global Long/Short Equity
Fund	$2,347	$25,402
Institutional	$11,494	$778
Investor A	$5,348	$6
Investor C	$996	$6

For the period ended January 31, 2013, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Funds’ Investor A Shares, as follows:

Emerging Markets Long/Short Equity	$13,431

For the period ended January 31, 2013, affiliates received CDSCs as follows:

Emerging Markets Long/Short Equity
Investor C	$4,882

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in the officer and trustees in the Statements of Operations.

4. Borrowings:

The Trust, on behalf of Emerging Markets Long/Short Equity, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions. Effective November 2011 to November 2012, the credit agreement had the following terms: a commitment fee of 0.065% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Fund paid administration and arrangement fees which were allocated to the Fund based on its net assets as of October 31, 2011. The credit agreement, which expired in November 2012, was renewed with the same terms until November 2013. Effective November 2012 to November 2013, the credit agreement has the following terms: a commitment fee of 0.065% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Fund paid administration and arrangement fees, which were allocated to the Fund based on its net assets as of October 31, 2012. The Fund did not borrow under the credit agreement during the six months ended January 31, 2013.

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Notes to Financial Statements (continued)

5. Concentration, Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

The Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When the Funds concentrate their investments in this manner, they assume the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the US. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in US securities. Please see the Schedules of Investments for concentrations in specific countries.

The Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries, including Greece, Ireland, Italy, Portugal and Spain. As of January 31, 2013, these events have adversely affected the exchange rate of the euro and may continue to spread to other countries in Europe, including countries that do not use the euro. These events may affect the value and liquidity of certain of the Funds’ investments.

As of January 31, 2013, the Funds had the following industry classifications:

Emerging Markets Long/Short Equity	Percent of Total Investments
Industry	Long	Short	Total
Wireless Telecommunication Services	5%	1%	6%
Chemicals	3	3	6
Food & Staples Retailing	3	3	6
Semiconductors & Semiconductor Equipment	3	2	5
Metals & Mining	3	2	5
Industrial Conglomerates	3	2	5
Food Products	2	3	5
Commercial Banks	3	1	4
Diversified Telecommunication Services	1	3	4
Oil, Gas & Consumable Fuels	2	1	3
Airlines	2	1	3
Automobiles	1	2	3
Construction Materials	1	2	3
Real Estate Management & Development	1	2	3
Construction & Engineering	1	2	3
Beverages	2	—	2
Transportation Infrastructure	2	—	2
Independent Power Producers & Energy Trader	1	1	2
Electric Utilities	1	1	2
Insurance	1	1	2
Machinery	1	1	2
Textiles, Apparel & Luxury Goods	1	1	2
Electronic Equipment, Instruments & Components	1	1	2
Commercial Services & Supplies	1	1	2
Other[1]	12	6	18
Total	57%	43%	100%

Global Long/Short Equity	Percent of Total Investments
Industry	Long	Short	Total
Oil, Gas & Consumable Fuels	6%	7%	13%
Specialty Retail	3	5	8
Semiconductors & Semiconductor Equipment	3	2	5
Metals & Mining	2	3	5
Health Care Providers & Services	2	3	5
Textiles, Apparel & Luxury Goods	3	1	4
Internet & Catalog Retail	3	1	4
Software	1	3	4
Insurance	3	—	3
Computer & Peripherals	2	1	3
IT Services	2	1	3
Hotels, Restaurant & Leisure	1	2	3
Machinery	1	2	3
Energy Equipment & Services	—	3	3
Internet Software & Services	2	—	2
Commercial Services & Supplies	2	—	2
Real Estate Management & Development	2	—	2
Communications Equipment	1	1	2
Chemicals	1	1	2
Electronic Equipment, Instruments & Components	1	1	2
Construction & Engineering	1	1	2
Other[1]	12	8	20
Total	54%	46%	100%
[1]	All other industries held were each 1% or less of investments.
50	BLACKROCK FUNDS	JANUARY 31, 2013

Notes to Financial Statements (concluded)

6. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended January 31, 2013		Period October 6, 2011[1] to July 31, 2012
Emerging Markets Long/Short Equity	Shares	Amount	Shares	Amount
Institutional
Shares sold	24,142,623	$257,815,621	14,335,931	$147,470,381
Shares issued to shareholders in reinvestment of dividends	83,729	893,386	777	7,719
Shares redeemed	(2,896,727)	(30,876,711)	(2,525,520)	(26,197,219)
Net increase	21,329,625	$227,832,296	11,811,188	$121,280,881

Investor A
Shares sold	9,496,413	$101,070,216	5,587,807	$57,667,190
Shares issued to shareholders in reinvestment of dividends	34,501	367,092	271	2,690
Shares redeemed	(1,156,083)	(12,319,609)	(204,488)	(2,113,675)
Net increase	8,374,831	$89,117,699	5,383,590	$55,556,205

Investor C
Shares sold	670,128	$7,088,048	977,816	$10,017,164
Shares issued to shareholders in reinvestment of dividends	1,924	20,338	24	236
Shares redeemed	(74,605)	(787,513)	(20,449)	(210,404)
Net increase	597,447	$6,320,873	957,391	$9,806,996
Total Net Increase	30,301,903	$323,270,868	18,152,169	$186,644,082

	Period December 20, 2012[1] to January 31, 2013
Global Long/Short Equity	Shares	Amount
Institutional
Shares sold	2,496,025	$24,960,250
Net increase	2,496,025	$24,960,250

Investor A
Shares sold	2,000	$20,000
Net increase	2,000	$20,000

Investor C
Shares sold	2,000	$20,000
Net increase	2,000	$20,000
Total Net Increase	2,500,025	$25,000,250
[1]	Commencement of operations.

For Global Long/Short Equity, at January 31, 2013, the following shares of the Fund were owned by affiliates:

Institutional	2,496,000
Investor A	2,000
Investor C	2,000

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK FUNDS	JANUARY 31, 2013	51

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock FundsSM (the “Trust”) met on September 20-21, 2012 to consider the approval of the Trust’s proposed investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”) on behalf of BlackRock Global Long/Short Equity Fund (the “Fund”), a portfolio of the Trust. The Advisory Agreement was the same agreement that had previously been approved by the Board with respect to other portfolios of the Trust. The Board also considered the approval of the sub-advisory agreement between the Manager and BlackRock Fund Advisors (the “Sub-Advisor”) with respect to the Fund (the “Sub-Advisory Agreement”). The Sub-Advisory Agreement was substantially the same as the sub-advisory agreements previously approved with respect to certain other portfolios of the Trust. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.” The Fund commenced operations in December 2012.

Activities and Composition of the Board

The Board consists of fourteen individuals, twelve of whom are not “interested persons” of the Trust or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the initial approval of the Agreements. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services to be provided to the Fund by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance and assistance in meeting applicable legal and regulatory requirements.

Board Considerations in Approving the Agreements

The Approval Process: At an in-person meeting held on September 20-21, 2012, the Board reviewed materials relating to its consideration of the Agreements. The Board considered all factors it believed relevant with respect to the Trust and the Fund, including, among other factors: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the cost of the services to be provided and profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) economies of scale; (e) fall out benefits to BlackRock as a result of its relationship with the Fund; (f) possible alternatives to the proposed Agreements; (g) the policies and practices of BlackRock with respect to portfolio transactions for the Fund; and (h) other factors deemed relevant by the Board Members.

In determining to approve the Agreements, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreements. The Board received materials in advance of the September 2012 meeting relating to its consideration of the Agreements, including (a) fees and estimated expense ratios of each class of the Fund, and for a representative class of the Fund, in comparison to the fees and expense ratios of a peer group of funds; (b) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreements. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.

The Board also considered other matters it deemed important to the approval process, such as services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. In connection with this review, the Board considered BlackRock’s in-house research capabilities as well as other resources available to its personnel. The Board considered the scope of the services provided by BlackRock to the Fund under the Agreements relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the Agreements was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet its investment objective, compliance with investment restrictions, tax and reporting requirements and related shareholder services.

52	BLACKROCK FUNDS	JANUARY 31, 2013

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

The Board, including the Independent Board Members, also considered the quality of the administrative and non-investment advisory services to be provided by BlackRock and its affiliates to the Fund. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.

The Board, including the Independent Board Members, considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the portfolio management team for the Fund. The Board also took into account the time and attention to be devoted by senior management of BlackRock to the Fund. The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreements.

B. The Investment Performance of the Fund and BlackRock: The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, could not consider the performance history of the Fund because the Fund was newly organized and had not yet commenced operations as of the September 2012 meeting.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund: In connection with the initial approval of the Agreements, the Board, including the Independent Board Members, reviewed the Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) compared with the other funds in the Fund’s peer group of funds. Both the peer group and the funds within the peer group (collectively, “Peers”) were selected by Lipper, Inc. (“Lipper”), which is not affiliated with BlackRock. It also compared the Fund’s estimated total expense ratio, as well as the Fund’s estimated actual management fee ratio, to those of its Peers. The Board noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board considered the fee waivers and expense reimbursement arrangements in place, including the contractual agreement by BlackRock to waive fees and/or reimburse expenses in order to limit, to a specified amount, the Fund’s total operating expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis, as applicable. Additionally, the Board noted information received at prior Board meetings concerning the services rendered, and the fee rates offered, to other clients advised by BlackRock.

The Board noted that although the Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was above the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers, it was near the median fee of the Fund’s largest competitors, as determined by BlackRock. The Board also noted that the Fund’s Peers do not include many of the funds that BlackRock believes to be the Fund’s most direct competitors.

Following consideration of this information, the Board, including the independent Board Members, concluded that the fees to be paid pursuant to the Agreements were fair and reasonable in light of the services provided.

As the Fund had not commenced operations as of the date of the September 2012 meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund. BlackRock, however, will provide the Board with such information at future meetings.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized in respect of the management of the Fund in tandem with other portfolios of the Trust. Since the Fund is newly formed, BlackRock was not able to provide the Board with specific information concerning the extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale, if any.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in ETFs without any offset against the management fees payable by the funds to BlackRock.

The Board, including all of the Independent Board Members, concluded that these ancillary benefits that BlackRock and its affiliates could receive with regard to providing investment advisory and other services to the Fund were consistent with those generally available to other mutual fund sponsors.

BLACKROCK FUNDS	JANUARY 31, 2013	53

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

Conclusion

The Board, including the Independent Board Members, unanimously approved (i) the Advisory Agreement between the Manager and the Trust on behalf of the Fund, (ii) the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Fund, each for a two-year term ending September 20, 2014. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

54	BLACKROCK FUNDS	JANUARY 31, 2013

Officers and Trustees

Ronald W. Forbes, Co-Chairman of the Board and Trustee
Rodney D. Johnson, Co-Chairman of the Board and Trustee
Paul L. Audet, Trustee
David O. Beim, Trustee
Henry Gabbay, Trustee
Dr. Matina S. Horner, Trustee
Herbert I. London, Trustee
Ian A. MacKinnon, Trustee
Cynthia A. Montgomery, Trustee
Joseph P. Platt, Trustee
Robert C. Robb, Jr., Trustee
Toby Rosenblatt, Trustee
Kenneth L. Urish, Trustee
Frederick W. Winter, Trustee
John M. Perlowski, President and Chief Executive Officer
Richard Hoerner, CFA, Vice President
Brendan Kyne, Vice President
Simon Mendelson, Vice President
Christopher Stavrakos, CFA, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer and
  Anti-Money Laundering Officer
Benjamin Archibald, Secretary

Investment Advisor and
Co-Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Fund Advisors
San Francisco, CA 94105

Custodian, Accounting Agent and
Co-Administrator
State Street Bank and Trust Company
Boston, MA 02110

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103

Distributor
BlackRock Investments, LLC
New York, NY 10022

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

BLACKROCK FUNDS	JANUARY 31, 2013	55

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery
2)	Select “eDelivery” under the “More Information” section
3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

56	BLACKROCK FUNDS	JANUARY 31, 2013

Additional Information (continued)

General Information (concluded)

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at
http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK FUNDS	JANUARY 31, 2013	57

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

58	BLACKROCK FUNDS	JANUARY 31, 2013

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund
BlackRock All-Cap Energy & Resources Portfolio
BlackRock Basic Value Fund
BlackRock Capital Appreciation Fund
BlackRock China Fund
BlackRock Commodity Strategies Fund
BlackRock Disciplined Small Cap Core Fund
BlackRock Emerging Markets Fund
BlackRock Emerging Markets Long/Short
      Equity Fund
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Flexible Equity Fund
BlackRock Focus Growth Fund
BlackRock Global Dividend Income Portfolio

BlackRock Global Long/Short Equity Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Index Equity Portfolio
BlackRock India Fund
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Long-Horizon Equity Fund
BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Real Estate Securities Fund
BlackRock Russell 1000 Index Fund
BlackRock Science & Technology
      Opportunities Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock S&P 500 Index Fund
BlackRock S&P 500 Stock Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Value Opportunities Fund
BlackRock World Gold Fund

Taxable Fixed Income Funds

BlackRock Bond Index Fund
BlackRock Core Bond Portfolio
BlackRock CoreAlpha Bond Fund
BlackRock Emerging Market Local Debt Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock Global Long/Short Credit Fund
BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Secured Credit Portfolio

BlackRock Strategic Income Opportunities Portfolio BlackRock Total Return Fund BlackRock U.S. Government Bond Portfolio BlackRock U.S. Mortgage Portfolio BlackRock World Income Fund

Municipal Fixed Income Funds

BlackRock California Municipal Bond Fund BlackRock High Yield Municipal Fund BlackRock Intermediate Municipal Fund	BlackRock National Municipal Fund BlackRock New Jersey Municipal Bond Fund BlackRock New York Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund BlackRock Short-Term Municipal Fund

Mixed Asset Funds

BlackRock Balanced Capital Fund	LifePath Active Portfolios		LifePath Index Portfolio
BlackRock Global Allocation Fund	2015	2040	Retirement	2040
BlackRock Managed Volatility Portfolio	2020	2045	2020	2045
BlackRock Multi-Asset Income Portfolio	2025	2050	2025	2050
BlackRock Multi-Asset Real Return Fund	2030	2055	2030	2055
BlackRock Strategic Risk Allocation Fund	2035		2035

BlackRock Prepared Portfolios	LifePath Portfolios
Conservative Prepared Portfolio	Retirement	2040
Moderate Prepared Portfolio	2020	2045
Growth Prepared Portfolio	2025	2050
Aggressive Growth Prepared Portfolio	2030	2055
	2035

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK FUNDS	JANUARY 31, 2013	59

The report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change. Please see the Funds’ prospectus for a description of risks associated with global investments.

#EMLSGLS-1/13-SAR

JANUARY 31, 2013

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock FundsSM

>	BlackRock India Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK INDIA FUND	JANUARY 31, 2013

Dear Shareholder

Financial markets have substantially improved over the past year, providing investors with considerable relief compared to where things were during the global turmoil seen in 2011. Despite a number of headwinds, higher-risk asset classes boasted strong returns as investors sought meaningful yields in the ongoing low-interest-rate environment.

Rising investor confidence drove equity markets higher in early 2012, while climbing US Treasury yields pressured higher-quality fixed income assets. The second quarter, however, brought a market reversal as Europe’s debt crisis boiled over once again. Political instability in Greece and severe deficit and liquidity problems in Spain raised the specter of a euro collapse. Alongside the drama in Europe, investors were discouraged by gloomy economic reports from various parts of the world. A slowdown in China, a key powerhouse for global growth, emerged as a particular concern. But as the outlook for the global economy worsened, investors grew increasingly optimistic that the world’s largest central banks would soon intervene to stimulate growth. This theme, along with the European Central Bank’s (“ECB’s”) firm commitment to preserve the euro currency bloc, drove most asset classes higher through the summer. Policy relief came in early September, when the ECB announced its decision to support the eurozone’s troubled peripheral countries with unlimited purchases of short term sovereign debt. Days later, the US Federal Reserve announced its own much-anticipated stimulus package.

Although financial markets world-wide were buoyed by accommodative monetary policy, risk assets weakened in the fall. Global trade slowed as many European countries fell into recession and growth continued to decelerate in China, where a once-a-decade leadership change compounded uncertainty. In the United States, stocks slid on lackluster corporate earnings reports and market volatility rose during the lead up to the US Presidential election. In the post-election environment, investors grew increasingly concerned over automatic tax increases and spending cuts that had been scheduled to take effect at the beginning of 2013 (known as the “fiscal cliff”). There was widespread fear that the fiscal cliff would push the nation into recession unless politicians could agree upon alternate measures to reduce the deficit before the end of 2012. Worries that bipartisan gridlock would preclude a timely budget deal triggered higher levels of volatility in financial markets around the world in the months leading up to the last day of the year. Ultimately, the United States averted the worst of the fiscal cliff with a last-minute tax deal; however, decisions relating to spending cuts and the debt ceiling continue to weigh on investors’ minds.

Investors shook off the nerve-wracking finale to 2012 and began the New Year with a powerful equity rally. Key indicators signaled broad-based improvements in the world’s major economies, particularly China. In the United States, economic data was mixed, but pointed to a continued recovery. The risk of inflation remained low and the US Federal Reserve showed no signs of curtailing its stimulus programs. Additionally, January saw the return of funds that investors had pulled out of the market in late 2012 amid uncertainty about tax-rate increases ahead of the fiscal cliff deadline. In fixed income markets, rising US Treasuries yields dragged down higher-quality asset classes, while high yield bonds continued to benefit from investor demand for yield in the low-rate environment.

On the whole, riskier asset classes outperformed lower-risk investments for the 6- and 12-month periods ended January 31, 2013. International equities were the strongest performers. US stocks and high yield bonds also generated significant returns. Emerging market equities were particularly volatile, but still posted gains for both the 6- and 12-month periods. US Treasury yields remained low, but experienced increasing volatility in recent months. Rising yields near the end of the period resulted in negative returns for Treasuries and investment-grade bonds for the 6-month period. Tax-exempt municipal bonds, however, benefited from favorable supply-and-demand dynamics. Near-zero short term interest rates continued to keep yields on money market securities near their all-time lows.

While investors continue to face a host of unknowns, we believe new opportunities abound. BlackRock was built to provide the global market insight, breadth of capabilities, unbiased investment advice and deep risk management expertise these times require. We encourage you to visit www.blackrock.com/newworld for more information.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“Despite a number of headwinds, higher-risk asset classes boasted strong returns as investors sought meaningful yields in the ongoing low-interest-rate environment.”

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of January 31, 2013

	6-month	12-month
US large cap equities (S&P 500® Index)	9.91%	16.78%
US small cap equities (Russell 2000® Index)	15.51	15.47
International equities (MSCI Europe, Australasia, Far East Index)	18.61	17.25
Emerging market equities (MSCI Emerging Markets Index)	13.11	7.64
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.07	0.11
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(2.90)	1.28
US investment grade bonds (Barclays US Aggregate Bond Index)	(0.29)	2.59
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.21	5.50
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	7.37	13.87

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of January 31, 2013

Investment Objective

BlackRock India Fund’s (the “Fund”) investment objective is to seek to maximize total return from a portfolio of equity securities of Indian companies or instruments with similar economic characteristics. Total return means the combination of capital appreciation and investment income.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended January 31, 2013, the Fund outperformed its benchmark, the MSCI India Index.

What factors influenced performance?

•	The Fund’s outperformance versus its benchmark index was attributable mainly to stock selection. An overweight to United Spirits Ltd. (beverages) was the largest contributor to outperformance for the period. Overweight positions in Motherson Sumi Systems Ltd. (auto components) and Shriram City Union Finance Ltd. (consumer finance) also had a significant positive impact on returns, as did underweight positions in Hindustan Unilever Ltd. (household products) and HDFC Bank Ltd. (commercial banks). From a sector perspective, overweights in consumer staples, financials and consumer discretionary contributed to the Fund’s relative outperformance.
•	Relative to its benchmark index, the Fund’s underweights to the information technology (“IT”), telecommunication services and materials sectors detracted from performance. At the individual stock level, underweight positions in Infosys Ltd. (IT services) and Axis Bank Ltd. (commercial banks) along with an overweight position in NIIT Technologies Ltd. (IT software) hindered results during the period.

Describe recent portfolio activity.

•	During the six-month period, the Fund added exposure to financials, utilities, IT, materials and consumer discretionary, and reduced exposure to consumer staples.
•	Notable new positions established during the period included GAIL India Ltd. (gas utilities), Tata Power Co. Ltd. (electric utilities), Tech Mahindra Ltd. and Wipro Ltd. (IT services), Wockhardt Ltd. and Strides Arcolab Ltd. (pharmaceuticals), Pantaloon Retail India Ltd. (multiline retail), SITI Cable Network Ltd. (media), NTPC Ltd. and JSW Energy Ltd. (independent power producers & energy traders), Gujarat Mineral Development Corp. Ltd. (metals & mining), Power Finance Corp. Ltd. (diversified financial services) and United Phosphorus Ltd. (chemicals).
•	The Fund sold its positions in Hindustan Unilever Ltd. (household products), Marico Ltd. (personal products), Sun Pharmaceuticals Industries Ltd. and Ranbaxy Laboratories Ltd. (pharmaceuticals), Crompton Greaves Ltd. (electrical equipment), Tata Steel Ltd. (metals & mining), Yes Bank Ltd. (commercial banks), Multi Commodity Exchange of India Ltd. (diversified financial services), Raymond Ltd. (textiles, apparel & luxury goods) and Exide Industries Ltd. (auto components).

Describe portfolio positioning at period end.

•	Relative to the MSCI India Index, the Fund ended the period with its most notable overweights in the consumer discretionary, industrials, utilities and health care sectors, and underweights in IT, energy and consumer staples.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments, including foreign currency exchange contracts, as specified in Note 2 of the Notes to Consolidated Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market and/or equity risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Fund’s ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Fund can realize on an investment, may result in lower dividends paid to shareholders or may cause the Fund to hold an investment that it might otherwise sell. The Fund’s investments in these instruments are discussed in detail in the Notes to Consolidated Financial Statements.

4	BLACKROCK INDIA FUND	JANUARY 31, 2013

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.
[2]	The Fund invests at least 80% of its total assets in equity securities of Indian companies or in instruments with similar economic characteristics.
[3]	This unmanaged index is a free-float weighted equity index representing about 59 companies in India.
[4]	Commencement of operations.

Performance Summary for the Period Ended January 31, 2013

		Average Annual Total Returns[5]
		1 Year		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	25.43%	18.14%	N/A	(0.16)%	N/A
Investor A	25.38	17.80	11.61%	(0.40)	(3.44)%
Investor C	24.87	16.83	15.83	(1.21)	(1.21)
MSCI India Index	22.32	9.34	N/A	(3.39)	N/A
[5]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees, if any. See “About Fund Performance” on page 6 for a detailed description of share classes, including related fees, if any.
[6]	The Fund commenced operations on May 5, 2011.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During the Period[7]	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,254.30	$9.89	$1,000.00	$1,016.41	$8.84	1.74%
Investor A	$1,000.00	$1,253.80	$11.30	$1,000.00	$1,015.21	$10.11	1.99%
Investor C	$1,000.00	$1,248.70	$15.53	$1,000.00	$1,011.41	$13.89	2.74%
[7]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
[8]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.
BLACKROCK INDIA FUND	JANUARY 31, 2013	5

About Fund Performance
•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors.
•	Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).
•	Investor C Shares are subject to a 1.00% contingent deferred sales charge (“CDSC”) if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all dividends and capital gain distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Fund’s investment advisor waived and/or reimbursed a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. BlackRock Advisors, LLC (the “Manager”) is under no obligation to waive or reimburse or to continue waiving or reimbursing its fees after the applicable termination date. See Note 3 of the Notes to Consolidated Financial Statements for additional information on waivers and reimbursements. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense example shown on the previous page (which is based on a hypothetical investment of $1,000 invested on August 1, 2012 and held through January 31, 2013) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	BLACKROCK INDIA FUND	JANUARY 31, 2013

Portfolio Information

As of January 31, 2013

Ten Largest Holdings	Percent of Long-Term Investments
ICICI Bank Ltd.	6%
Infosys Ltd.	4
Reliance Industries Ltd.	4
State Bank of India	4
Bharat Petroleum Corp. Ltd.	3
Induslnd Bank Ltd.	3
HDFC Bank Ltd.	3
United Spirits Ltd.	3
Bharti Airtel Ltd.	2
Tata Consultancy Services Ltd.	2

Sector Allocation	Percent of Long-Term Investments
Financials	31%
Information Technology	12
Consumer Discretionary	10
Energy	10
Materials	8
Consumer Staples	7
Industrials	7
Health Care	7
Utilities	6
Telecommunication Services	2

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK INDIA FUND	JANUARY 31, 2013	7

Consolidated Schedule of Investments January 31, 2013 (Unaudited)	(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value
Air Freight & Logistics — 0.9%
Blue Dart Express Ltd.	1,487	$56,229
Auto Components — 1.0%
Motherson Sumi Systems Ltd.	16,655	61,842
Automobiles — 3.4%
Bajaj Auto Ltd.	1,454	55,436
Maruti Suzuki India Ltd.	2,223	66,135
Tata Motors Ltd., Class A	28,908	90,466
		212,037
Beverages — 3.6%
United Breweries Ltd.	2,826	38,773
United Spirits Ltd.	5,381	182,543
		221,316
Building Products — 0.8%
Kajaria Ceramics Ltd.	13,053	52,344
Capital Markets — 0.5%
JM Financial Ltd.	78,716	30,236
Chemicals — 2.1%
Godrej Industries Ltd.	8,264	47,316
Solar Industries India Ltd.	769	15,327
United Phosphorus Ltd.	17,947	44,889
Zuari Agro Chemicals Ltd. (FKA Zuari Holdings Ltd.) (a)	4,836	21,757
		129,289
Commercial Banks — 21.2%
Axis Bank Ltd.	3,291	93,158
Bank of Baroda	2,323	37,904
HDFC Bank Ltd.	15,114	182,911
ICICI Bank Ltd.	16,519	368,895
IndusInd Bank Ltd.	23,491	192,495
Karur Vysya Bank Ltd.	12,234	121,664
Punjab National Bank	2,480	43,741
State Bank of India	4,753	217,894
Union Bank of India	13,626	65,233
		1,323,895
Construction & Engineering — 2.4%
IVRCL Ltd. (a)	48,106	31,131
Larsen & Toubro Ltd.	4,191	121,566
		152,697
Construction Materials — 1.3%
Grasim Industries Ltd.	420	24,546
Shree Cement Ltd.	700	58,719
		83,265
Consumer Finance — 3.2%
Bajaj Finance Ltd.	2,895	70,370
Mahindra & Mahindra Financial Services Ltd. (a)	1,235	24,077
Shriram City Union Finance Ltd.	3,048	62,993
Sundaram Finance Ltd.	4,570	42,031
		199,471
Common Stocks	Shares	Value
Diversified Financial Services — 1.6%
IDFC Ltd. (FKA Infrastructure Development Finance Co. Ltd.)	16,114	$51,397
Power Finance Corp. Ltd.	12,500	49,565
		100,962
Electric Utilities — 2.7%
CESC Ltd.	8,939	52,254
Power Grid Corp. of India Ltd.	15,417	31,951
Tata Power Co. Ltd.	45,322	86,145
		170,350
Electrical Equipment — 0.9%
Havells India Ltd.	3,506	43,411
Triveni Turbine Ltd.	11,679	12,713
		56,124
Food Products — 1.2%
Nestlé India Ltd.	437	38,989
Tata Global Beverages Ltd.	11,771	32,999
		71,988
Gas Utilities — 1.3%
GAIL India Ltd.	12,977	83,478
Household Products — 0.4%
Jyothy Laboratories Ltd.	8,715	24,758
Independent Power Producers & Energy Traders — 1.9%
JSW Energy Ltd.	42,463	56,821
NTPC Ltd. (a)	20,071	59,332
		116,153
Industrial Conglomerates — 2.0%
Jaiprakash Associates Ltd.	35,226	57,643
MAX India Ltd.	14,002	65,725
		123,368
IT Services — 9.3%
CMC Ltd.	442	11,384
HCL Technologies Ltd.	2,326	30,128
Hexaware Technologies Ltd.	12,498	18,533
Infosys Ltd.	4,305	226,099
Satyam Computer Services Ltd. (a)	12,983	29,156
Tata Consultancy Services Ltd.	5,356	135,407
Tech Mahindra Ltd.	4,883	91,452
Wipro Ltd.	5,232	40,483
		582,642
Media — 3.5%
Dish TV India Ltd. (a)	35,570	48,115
SITI Cable Network Ltd. (a)	140,067	67,940
TV18 Broadcast Ltd. (a)	43,481	27,350
Zee Entertainment Enterprises Ltd.	16,880	73,056
		216,461
Metals & Mining — 4.0%
Gujarat Mineral Development Corp. Ltd.	13,815	50,045
Hindalco Industries Ltd.	35,620	77,810
JSW Steel Ltd.	2,832	47,013
Sterlite Industries India Ltd.	36,178	77,190
		252,058

Portfolio Abbreviation

FKA	Formerly Known As

See Notes to Consolidated Financial Statements.

8	BLACKROCK INDIA FUND	JANUARY 31, 2013

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value
Multiline Retail — 1.0%
Pantaloon Retail India Ltd. (a)	13,386	$63,296
Oil, Gas & Consumable Fuels — 9.5%
Bharat Petroleum Corp. Ltd.	25,910	200,093
Cairn India Ltd.	4,052	24,630
Coal India Ltd.	3,523	23,410
Oil & Natural Gas Corp. Ltd.	19,094	121,943
Reliance Industries Ltd.	13,423	223,775
		593,851
Personal Products — 0.4%
Colgate-Palmolive India Ltd.	959	24,380
Pharmaceuticals — 6.5%
Cadila Healthcare Ltd.	2,031	32,994
Cipla Ltd.	3,552	27,165
Dr. Reddy’s Laboratories Ltd.	2,359	84,907
Glenmark Pharmaceuticals Ltd.	6,655	62,880
Lupin Ltd.	3,150	35,802
Strides Arcolab Ltd.	2,233	45,535
Sun Pharma Advanced Research Co. Ltd. (a)	15,163	33,415
Wockhardt Ltd. (a)	2,555	83,831
		406,529
Real Estate Management & Development — 2.0%
Prestige Estates Projects Ltd.	13,824	46,912
Sobha Developers Ltd.	9,281	74,884
		121,796
Software — 2.0%
NIIT Technologies Ltd.	13,190	65,522
Oracle Financial Services Software Ltd. (a)	936	56,149
		121,671
Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods — 0.9%
Arvind Ltd.	23,056	$40,857
SRF Ltd. (a)	3,705	13,440
		54,297
Thrifts & Mortgage Finance — 2.0%
Housing Development Finance Corp.	8,415	124,493
Tobacco — 1.6%
ITC Ltd.	17,148	99,173
Wireless Telecommunication Services — 2.3%
Bharti Airtel Ltd.	22,251	142,071
Total Common Stocks — 97.4%		6,072,520

Rights
Consumer Finance — 0.0%
Bajaj Finance Ltd. (Expires 2/21/2013) (a)	457	1,648
Total Long-Term Investments (Cost — $5,113,233) — 97.4%		6,074,168

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (b)(c)	60,974	60,974
Total Short-Term Securities (Cost — $60,974) — 1.0%		60,974
Total Investments (Cost—$5,174,207) — 98.4%		6,135,142
Other Assets Less Liabilities — 1.6%		97,461
Net Assets — 100.0%		$6,232,603

Notes to Consolidated Schedule of Investments

(a)	Non-income producing security.
(b)
Investments in issuers considered to be an affiliate of the Fund during the six months ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at January 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	32,591	28,383	60,974	$38

(c)		Represents the current yield as of report date.
•
For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

See Notes to Consolidated Financial Statements.

BLACKROCK INDIA FUND	JANUARY 31, 2013	9

Consolidated Schedule of Investments (concluded)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Consolidated Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Air Freight & Logistics	$56,229	—	—	$56,229
Auto Components	61,842	—	—	61,842
Automobiles	—	$212,037	—	212,037
Beverages	182,543	38,773	—	221,316
Building Products	52,344	—	—	52,344
Capital Markets	—	30,236	—	30,236
Chemicals	37,084	92,205	—	129,289
Commercial Banks	—	1,323,895	—	1,323,895
Construction & Engineering	—	152,697	—	152,697
Construction Materials	—	83,265	—	83,265
Consumer Finance	42,031	157,440	—	199,471
Diversified Financial Services	—	100,962	—	100,962
Electric Utilities	—	170,350	—	170,350
Electrical Equipment	12,713	43,411	—	56,124
Food Products	38,989	32,999	—	71,988
Gas Utilities	—	83,478	—	83,478
Household Products	—	24,758	—	24,758
Independent Power Producers & Energy Traders	—	116,153	—	116,153
Industrial Conglomerates	—	123,368	—	123,368
IT Services	11,384	571,258	—	582,642
Media	116,055	100,406	—	216,461
Metals & Mining	—	252,058	—	252,058
Multiline Retail	—	63,296	—	63,296
Oil, Gas & Consumable Fuels	—	593,851	—	593,851
Personal Products	—	24,380	—	24,380
Pharmaceuticals	—	406,529	—	406,529
Real Estate Management & Development	—	121,796	—	121,796
Software	—	121,671	—	121,671
Textiles, Apparel & Luxury Goods	13,440	40,857	—	54,297
Thrifts & Mortgage Finance	—	124,493	—	124,493
Tobacco	—	99,173	—	99,173
Wireless Telecommunication Services	—	142,071	—	142,071
Rights:
Consumer Finance	—	1,648	—	1,648
Short-Term Securities	60,974	—	—	60,974
Total	$685,628	$5,449,514	—	$6,135,142

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of January 31, 2013, foreign currency at value of $126,781 is categorized as Level 1 within the disclosure hierarchy.

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Fund values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of July 31, 2012, there were securities with a value of $216,868 that were systematically fair valued due to significant market movements, but were not valued using systematic fair values as of January 31, 2013. Therefore, these securities were transferred from Level 2 to Level 1 during the period July 31, 2012 to January 31, 2013.

See Notes to Consolidated Financial Statements.

10	BLACKROCK INDIA FUND	JANUARY 31, 2013

Consolidated Statement of Assets and Liabilities

January 31, 2013 (Unaudited)
Assets
Investments at value — unaffiliated (cost — $5,113,233)	$6,074,168
Investments at value — affiliated (cost — $60,974)	60,974
Foreign currency at value (cost — $126,165)	126,781
Capital shares sold receivable	104,091
Investments sold receivable	70,319
Receivable from Manager	27,001
Dividends receivable	157
Total assets	6,463,491

Liabilities
Investments purchased payable	111,971
Professional fees payable	43,193
Registration fees payable	22,463
Officer’s and Trustees’ fees payable	18,141
Transfer agent fees payable	14,174
Service and distribution fees payable	470
Other accrued expenses payable	20,476
Total liabilities	230,888
Net Assets	$6,232,603

Net Assets Consist of
Paid-in capital	$5,906,857
Accumulated net investment loss	(24,380)
Accumulated net realized loss	(611,661)
Net unrealized appreciation/depreciation	961,787
Net Assets	$6,232,603

Net Asset Value
Institutional — Based on net assets of $4,496,464 and 452,541 shares outstanding, unlimited shares authorized, $0.001 par value	$9.94
Investor A — Based on net assets of $1,401,335 and 141,286 shares outstanding, unlimited shares authorized, $0.001 par value	$9.92
Investor C — Based on net assets of $334,804 and 34,197 shares outstanding, unlimited shares authorized, $0.001 par value	$9.79

See Notes to Consolidated Financial Statements.

BLACKROCK INDIA FUND	JANUARY 31, 2013	11

Consolidated Statement of Operations
Six Months Ended January 31, 2013 (Unaudited)
Investment Income
Dividends — unaffiliated	$19,240
Dividends — affiliated	38
Total income	19,278

Expenses
Investment advisory	23,979
Professional	78,200
Administration	25,606
Custodian	22,328
Registration	17,994
Officer and Trustees	17,864
Printing	11,840
Service — Investor A	634
Service and distribution — Investor C	1,061
Transfer agent — Institutional	326
Transfer agent — Investor A	634
Transfer agent — Investor C	336
Administration — Institutional	510
Administration — Investor A	63
Administration — Investor C	26
Miscellaneous	16,041
Total expenses	217,442
Less transfer agent fees waived and/or reimbursed — Institutional	(326)
Less transfer agent fees waived and/or reimbursed — Investor A	(634)
Less transfer agent fees waived and/or reimbursed — Investor C	(336)
Less administration fees waived — Institutional	(510)
Less administration fees waived — Investor A	(63)
Less administration fees waived — Investor C	(26)
Less administration fees waived	(1,798)
Less fees waived and/or reimbursed by Manager	(170,091)
Total expenses after fees waived and/or reimbursed	43,658
Net investment loss	(24,380)

Realized and Unrealized Gain
Net realized gain from:
Investments	143,217
Foreign currency transactions	2,009
145,226
Net change in unrealized appreciation/depreciation on:
Investments	931,129
Foreign currency translations	939
932,068
Total realized and unrealized gain	1,077,294
Net Increase in Net Assets Resulting from Operations	$1,052,914

See Notes to Consolidated Financial Statements.

12	BLACKROCK INDIA FUND	JANUARY 31, 2013

Consolidated Statements of Changes in Net Assets
Increase in Net Assets:	Six Months Ended January 31, 2013 (Unaudited)	Year Ended July 31, 2012
Operations
Net investment income (loss)	$(24,380)	$25,928
Net realized gain (loss)	145,226	(732,192)
Net change in unrealized appreciation/depreciation	932,068	(129,018)
Net increase (decrease) in net assets resulting from operations	1,052,914	(835,282)

Dividends to Shareholders From
Net investment income:
Institutional	(13,572)	(268)[1]
Investor A	(640)	—
Decrease in net assets resulting from dividends to shareholders	(14,212)	(268)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	1,142,164	897,468

Net Assets
Total increase in net assets	2,180,866	61,918
Beginning of period	4,051,737	3,989,819
End of period	$6,232,603	$4,051,737

Undistributed (accumulated) net investment income (loss)	$(24,380)	$14,212

[1]	Dividends are determined in accordance with federal income tax regulations.

See Notes to Consolidated Financial Statements.

BLACKROCK INDIA FUND	JANUARY 31, 2013	13

Consolidated Financial Highlights
	Institutional
	Six Months Ended January 31, 2013 (Unaudited)		Year Ended July 31, 2012	Period May 5, 2011[1] to July 31, 2011
Per Share Operating Performance
Net asset value, beginning of period	$7.95		$10.29	$10.00
Net investment income (loss)[2]	(0.04)		0.07	0.02
Net realized and unrealized gain (loss)	2.06		(2.41)	0.27
Net increase (decrease) from investment operations	2.02		(2.34)	0.29
Dividends from net investment income	(0.03)		(0.00)[3,4]	—
Net asset value, end of period	$9.94		$7.95	$10.29

Total Investment Return[5]
Based on net asset value	25.43%	[6]	(22.73)%	2.90%	[6]

Ratios to Average Net Assets
Total expenses	8.98%	[7]	16.97%	27.14%	[8]
Total expenses after fees waived and/or reimbursed	1.75%	[7]	1.75%	1.75%	[8]
Net investment income (loss)	(0.93)%	[7]	0.79%	0.77%	[8]

Supplemental Data
Net assets, end of period (000)	$4,496		$3,558	$3,077
Portfolio turnover	62%		219%	45%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Dividends are determined in accordance with federal income tax regulations.
[4]	Amount is greater than $(0.01) per share.
[5]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[6]	Aggregate total investment return.
[7]	Annualized.
[8]	Certain expenses incurred during the period May 5, 2011 to July 31, 2011 have been included in the ratio, but not annualized. If these expenses were annualized, the annualized ratio of total expenses, total expenses after fees waived and/or reimbursed and net investment income would have been 40.60%, 1.75% and 0.77%, respectively.

See Notes to Consolidated Financial Statements.

14	BLACKROCK INDIA FUND	JANUARY 31, 2013

Consolidated Financial Highlights (continued)
	Investor A
	Six Months Ended January 31, 2013 (Unaudited)		Year Ended July 31, 2012	Period May 5, 2011[1] to July 31, 2011
Per Share Operating Performance
Net asset value, beginning of period	$7.92		$10.28	$10.00
Net investment income (loss)[2]	(0.06)		0.01	0.00	[3]
Net realized and unrealized gain (loss)	2.07		(2.37)	0.28
Net increase (decrease) from investment operations	2.01		(2.36)	0.28
Dividends from net investment income	(0.01)		—	—
Net asset value, end of period	$9.92		$7.92	$10.28

Total Investment Return[4]
Based on net asset value	25.38%	[5]	(22.96)%	2.80%	[5]

Ratios to Average Net Assets
Total expenses	9.32%	[6]	17.38%	28.03%	[7]
Total expenses after fees waived and/or reimbursed	2.00%	[6]	2.00%	2.00%	[7]
Net investment income (loss)	(1.32)%	[6]	0.16%	0.05%	[7]

Supplemental Data
Net assets, end of period (000)	$1,401		$333	$797
Portfolio turnover	62%		219%	45%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Amount is less than $0.01 per share.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Annualized.
[7]	Certain expenses incurred during the period May 5, 2011 to July 31, 2011 have been included in the ratio, but not annualized. If these expenses were annualized, the annualized ratio of total expenses, total expenses after fees waived and/or reimbursed and net investment income would have been 44.35%, 2.00% and 0.05%, respectively.

See Notes to Consolidated Financial Statements.

BLACKROCK INDIA FUND	JANUARY 31, 2013	15

Consolidated Financial Highlights (concluded)
	Investor C
	Six Months Ended January 31, 2013 (Unaudited)		Year Ended July 31, 2012	Period May 5, 2011[1] to July 31, 2011
Per Share Operating Performance
Net asset value, beginning of period	$7.84		$10.26	$10.00
Net investment loss[2]	(0.09)		(0.01)	(0.01)
Net realized and unrealized gain (loss)	2.04		(2.41)	0.27
Net increase (decrease) from investment operations	1.95		(2.42)	0.26
Net asset value, end of period	$9.79		$7.84	$10.26

Total Investment Return[3]
Based on net asset value	24.87%	[4]	(23.59)%	2.60%	[4]

Ratios to Average Net Assets
Total expenses	10.22%	[5]	18.68%	28.42%	[6]
Total expenses after fees waived and/or reimbursed	2.75%	[5]	2.75%	2.75%	[6]
Net investment loss	(2.01)%	[5]	(0.12)%	(0.49)%	[6]

Supplemental Data
Net assets, end of period (000)	$335		$161	$116
Portfolio turnover	62%		219%	45%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Certain expenses incurred during the period May 5, 2011 to July 31, 2011 have been included in the ratio, but not annualized. If these expenses were annualized, the annualized ratio of total expenses, total expenses after fees waived and/or reimbursed and net investment loss would have been 43.43%, 2.75% and (0.49)%, respectively.

See Notes to Consolidated Financial Statements.

16	BLACKROCK INDIA FUND	JANUARY 31, 2013

Notes to Consolidated Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock India Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is organized as a Massachusetts business trust. The Fund is classified as diversified. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor C Shares may be subject to a CDSC. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A and Investor C Shares bear certain expenses related to the shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

The following is a summary of significant accounting policies followed by the Fund:

Basis of Consolidation: The accompanying consolidated financial statements include the accounts of BlackRock India Fund (Mauritius) Limited (the “Subsidiary”), which is a wholly owned subsidiary of the Fund organized in Mauritius, which primarily invests in equity securities issued by companies that are domiciled in India. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. Intercompany accounts and transactions have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to the Fund.

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Fund for all financial instruments.

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. A market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of

BLACKROCK INDIA FUND	JANUARY 31, 2013	17

Notes to Consolidated Financial Statements (continued)

such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Fund’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to affect the value of such instruments materially, those instruments may be Fair Value Assets and valued at their fair value, as determined in good faith by the Global Valuation Committee using a pricing service and/or policies approved by the Board. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency: The Fund’s books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the US dollar rises in value against a foreign currency, the Fund’s investments denominated in that currency will lose value because its currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Fund does not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Fund either deliver collateral or segregate assets in connection with certain investments (e.g., foreign currency exchange contracts), the Fund will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, a Fund engaging in such transactions may have requirements to deliver/deposit securities to/with an exchange or broker-dealer as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions of capital gains are recorded on the ex-dividend dates. The portion of distributions that exceeds the Fund’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a nontaxable return of capital. Distributions in excess of the Fund’s taxable income and net capital gains, but not in excess of the Fund’s earnings and profits, will be taxable to shareholders as ordinary income and will not constitute a nontaxable return of capital. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for the year ended July 31, 2012 and the period ended July 31, 2011. The statutes of limitations on the Fund’s state and local tax returns

18	BLACKROCK INDIA FUND	JANUARY 31, 2013

Notes to Consolidated Financial Statements (continued)

may remain open for an additional year depending on the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

The Fund conducts its investment activities in India through its Subsidiary and leverages the Double Tax Avoidance Agreement (“DTAA”) between Mauritius and India. To benefit from the DTAA, the Subsidiary satisfies certain conditions, including residence in Mauritius. Under current regulations, a fund that is a tax resident of Mauritius, but has no branch or permanent establishment in India, is not subject to capital gains tax in India on the sale of securities or to tax on dividends paid by Indian companies. The Subsidiary is subject to tax in Mauritius on its net investment income at a rate of 15%; however, tax credits reduce the effective Mauritius income tax rate to a maximum of 3%. Income tax expense, if any, is disclosed in the Consolidated Statement of Operations.

As a result of legislative changes enacted by the 2012 India Finance Act (the “Act”) and its general anti-avoidance rules (“GAAR”), the Subsidiary’s ability to leverage the treaty between Mauritius and India may be adversely impacted, and therefore the Fund may be subject to taxes on capital gains and/or dividends realized on Indian securities. The Act also includes provisions that impose Indian tax on the transfer of shares of an Indian company. Implementation of GAAR, which was originally effective April 1, 2013, has been deferred until April 1, 2015 pending final enactment of the Finance Bill of 2013. Until more definitive guidance on the legislative changes is available, the impact to the Fund, if any, cannot be determined.

Recent Accounting Standards: In December 2011, the Financial Accounting Standards Board (the “FASB”) issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements, which are eligible for offset in the Consolidated Statement of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting will be limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses pro rated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Consolidated Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to economically hedge, or protect, its exposure to certain risks such as foreign currency exchange rate risk. These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract.

Foreign Currency Exchange Contracts: The Fund enters into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Fund, help to manage the overall exposure to the currencies, in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that the counterparty to the contract does not perform its obligations under the agreement.

Derivative Financial Instruments Categorized by Risk Exposure:

The Effect of Derivative Financial Instruments in the Statement of Operations Six Months Ended January 31, 2013
Net Realized Loss From
Foreign currency exchange contracts:
Foreign currency transactions	$(538)
BLACKROCK INDIA FUND	JANUARY 31, 2013	19

Notes to Consolidated Financial Statements (continued)

For the six months ended January 31, 2013, the actual contract amounts of outstanding derivative financial instruments were as follows:

Foreign currency exchange contracts:
Average number of contracts — US dollars purchased	7
Average number of contracts — US dollars sold	15
Average US dollar amounts purchased	$71,834
Average US dollar amounts sold	$559,847

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee based on a percentage of the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	1.00%
$1 — $3 Billion	0.94%
$3 — $5 Billion	0.90%
$5 — $10 Billion	0.87%
Greater than $10 Billion	0.85%

The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager and State Street Bank and Trust Company (collectively, the “Administrator”) to provide administrative services (other than investment advice and related portfolio activities).

The Fund pays the Administrator a monthly fee based upon the average daily value of the Fund’s net assets at the following annual rates:

Average Daily Net Assets	Administration Fee
First $500 Million	0.075%
$500 Million — $1 Billion	0.065%
Greater than $1 Billion	0.055%

In addition, each of the share classes is charged an administration fee based on the following percentages of average daily net assets of each respective class:

Average Daily Net Assets	Administration Fee
First $500 Million	0.025%
$500 Million — $1 Billion	0.015%
Greater than $1 Billion	0.005%

In addition, the Manager may have, at their discretion, voluntarily waived all or any portion of their administration fees for a Fund or a share class which are included in administration fees waived and administration fees waived — class specific in the Statement of Operations. For the six months ended January 31, 2013, the Fund paid $23,808 to the Manager in return for these services, which are included in administration, administration — class specific and administration fees waived — class specific in the Consolidated Statement of Operations.

The Manager contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, income tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business, in order to limit expenses. The current expense limitations as a percentage of average daily net assets are as follows: 1.75% for Institutional; 2.00% for Investor A and 2.75% for Investor C. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to December 1, 2013 unless approved by the Board, including a majority of the Independent Trustees, or by a vote of the majority of the outstanding voting securities of the Fund. These amounts are included in fees waived and/or reimbursed by Manager, shown as administration fees waived, administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Consolidated Statement of Operations.

For the six months ended January 31, 2013, the Manager waived and/or reimbursed $170,070, which is included in fees waived and/or reimbursed by Manager in the Consolidated Statement of Operations, and waived $1,798 in administration fees, which is shown as administration fees waived in the Consolidated Statement of Operations.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Fund’s investment in other affiliated investment companies, if any. For the six months ended January 31, 2013, the Manager waived $21, which is included in fees waived and/or reimbursed by Manager in the Consolidated Statement of Operations.

The Manager provides investment management and other services to the Subsidiary. The Manager does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund’s net assets, which includes the assets of the Subsidiary.

If during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for

20	BLACKROCK INDIA FUND	JANUARY 31, 2013

Notes to Consolidated Financial Statements (continued)

that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

On January 31, 2013, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring July 31,
	2013	2014	2015
Fund Level	$164,986	$585,745	$171,868
Institutional	$1,583	$801	$836
Investor A	$26	$1,829	$697
Investor C	$13	$517	$362

The Trust, on behalf of the Fund, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

	Service Fees	Distribution Fees
Investor A	0.25%	—
Investor C	0.25%	0.75%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A and Investor C shareholders.

For the six months ended January 31, 2013, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares, which totaled $216.

For the six months ended January 31, 2013, affiliates received CDSCs of $23 for Class C Shares.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and trustees in the Consolidated Statement of Operations.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2013 were $3,917,170 and $2,946,438, respectively.

5. Income Tax Information:

As of July 31, 2012, the Fund had a capital loss carryforward available to offset future realized capital gains of $177,480. This capital loss carryforward has no expiration date.

As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$5,371,408
Gross unrealized appreciation	$920,254
Gross unrealized depreciation	(156,520)
Net unrealized appreciation	$763,734

6. Borrowings:

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions. Effective November 2011 to November 2012, the credit agreement had the following terms: a commitment fee of 0.065% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month London Interbank Offered Rate (“LIBOR”) plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Fund paid administration and arrangement fees which were allocated to the Fund based on its net assets as of October 31, 2011. The credit agreement, which expired in November 2012, was renewed with the same terms until November 2013. Effective November 2012 to November 2013, the credit agreement has the following terms: a commitment fee of 0.065% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Fund paid administration and arrangement fees, which were allocated to the Fund based on its net assets as of October 31, 2012. The Fund did not borrow under the credit agreement during the six months ended January 31, 2013.

BLACKROCK INDIA FUND	JANUARY 31, 2013	21

Notes to Consolidated Financial Statements (concluded)

7. Concentration, Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.

As of January 31, 2013, the Fund invested a significant portion of its assets in securities in the financial sector. Changes in economic conditions affecting the financial sector would have a greater impact on the Fund and could affect the value, income and/or liquidity of positions in such securities.

The Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. At January 31, 2013, the Fund invested 97% of its assets in India. When the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in India may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in US securities.

8. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended January 31, 2013		Year Ended July 31, 2012
	Shares	Amount	Shares	Amount
Institutional
Shares sold	5,973	$58,083	154,370	$1,146,699
Shares issued to shareholders in reinvestment of dividends	483	4,627	1	6
Shares redeemed	(1,726)	(15,790)	(5,531)	(44,269)
Net increase	4,730	$46,920	148,840	$1,102,436

Investor A
Shares sold	119,828	$1,154,359	52,030	$415,670
Shares issued to shareholders in reinvestment of dividends	65	620	—	—
Shares redeemed	(20,580)	(190,266)	(87,516)	(699,622)
Net increase (decrease)	99,313	$964,713	(35,486)	$(283,952)

Investor C
Shares sold	16,511	$155,329	10,166	$86,412
Shares redeemed	(2,846)	(24,798)	(956)	(7,428)
Net increase	13,665	$130,531	9,210	$78,984
Total Net Increase	117,708	$1,142,164	122,564	$897,468

At January 31, 2013, shares owned by affiliates were as follows:

Shares
Institutional	296,000
Investor A	2,000
Investor C	2,000

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

22	BLACKROCK INDIA FUND	JANUARY 31, 2013

Officers and Trustees

Ronald W. Forbes, Co-Chairman of the Board and Trustee

Rodney D. Johnson, Co-Chairman of the Board and Trustee

Paul L. Audet, Trustee

David O. Beim, Trustee

Henry Gabbay, Trustee

Dr. Matina S. Horner, Trustee

Herbert I. London, Trustee

Ian A. MacKinnon, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Kenneth L. Urish, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Brendan Kyne, Vice President

Simon Mendelson, Vice President

Christopher Stavrakos, CFA, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and
        Anti-Money Laundering Officer

Benjamin Archibald, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Custodian and Accounting Agent
State Street Bank and Trust Company
Boston, MA 02110

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Distributor
BlackRock Investments, LLC
New York, NY 10022

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

BLACKROCK INDIA FUND	JANUARY 31, 2013	23

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery
2)	Select “eDelivery” under the “More Information” section
3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

24	BLACKROCK INDIA FUND	JANUARY 31, 2013

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK INDIA FUND	JANUARY 31, 2013	25

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund
BlackRock All-Cap Energy & Resources Portfolio
BlackRock Basic Value Fund
BlackRock Capital Appreciation Fund
BlackRock China Fund
BlackRock Commodity Strategies Fund
BlackRock Disciplined Small Cap Core Fund
BlackRock Emerging Markets Fund
BlackRock Emerging Markets Long/Short
   Equity Fund
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Flexible Equity Fund
BlackRock Focus Growth Fund
BlackRock Global Dividend Income Portfolio

BlackRock Global Long/Short Equity Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Index Equity Portfolio
BlackRock India Fund
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Long-Horizon Equity Fund
BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Real Estate Securities Fund
BlackRock Russell 1000 Index Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock S&P 500 Index Fund
BlackRock S&P 500 Stock Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Value Opportunities Fund
BlackRock World Gold Fund

Taxable Fixed Income Funds

BlackRock Bond Index Fund
BlackRock Core Bond Portfolio
BlackRock CoreAlpha Bond Fund
BlackRock Emerging Market Local Debt Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock Global Long/Short Credit Fund
BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Secured Credit Portfolio

BlackRock Strategic Income
Opportunities Portfolio
BlackRock Total Return Fund
BlackRock U.S. Government Bond Portfolio
BlackRock U.S. Mortgage Portfolio
BlackRock World Income Fund

Municipal Fixed Income Funds

BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund

BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Mixed Asset Funds

BlackRock Balanced Capital Fund	LifePath Active Portfolios		LifePath Index Portfolio
BlackRock Global Allocation Fund	2015	2040	Retirement	2040
BlackRock Managed Volatility Portfolio	2020	2045	2020	2045
BlackRock Multi-Asset Income Portfolio	2025	2050	2025	2050
BlackRock Multi-Asset Real Return Fund	2030	2055	2030	2055
BlackRock Strategic Risk Allocation Fund	2035		2035

BlackRock Prepared Portfolios	LifePath Portfolios
Conservative Prepared Portfolio	Retirement	2040
Moderate Prepared Portfolio	2020	2045
Growth Prepared Portfolio	2025	2050
Aggressive Growth Prepared Portfolio	2030	2055
	2035

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

26	BLACKROCK INDIA FUND	JANUARY 31, 2013

The report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change. Please see the Funds’ prospectus for a description of risks associated with global investments.

#INDIA-1/13-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report
Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –	Audit Committee of Listed Registrants – Not Applicable
Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 –	Controls and Procedures
(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d -15(b) under the Securities Exchange Act of 1934, as amended.
(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –	Exhibits attached hereto
(a)(1) – Code of Ethics – Not Applicable to this semi-annual report
(a)(2) – Certifications – Attached hereto
(a)(3) – Not Applicable
(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: April 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: April 3, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: April 3, 2013

3